As filed with the U.S. Securities and Exchange Commission on April 22, 2026
Registration Nos. 333-40161
811-06025

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Post-Effective Amendment No.	☐
Post-Effective Amendment No. 32 and/or	☒

REGISTRATION STATEMENT UNDER
THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 150	☒

METROPOLITAN LIFE SEPARATE ACCOUNT UL
(Exact Name of Registrant)

METROPOLITAN LIFE INSURANCE COMPANY
(Name of Depositor)
200 Park Avenue
New York, NY 10166
(Address of Depositor’s Principal Executive Offices)
(212) 578-9500
(Depositor’s Telephone Number, including Area Code)
Monica Curtis
Executive Vice President and Chief Legal Officer
Metropolitan Life Insurance Company
200 Park Avenue
New York, NY 10166
(Name and Address of Agent for Service)

Copy to:
W. Thomas Conner, Esquire
Carlton Fields
1025 Thomas Jefferson Street, NW, Suite 400 West
Washington, DC 20007-5208
Approximate Date of Proposed Public Offering: on April 27, 2026
It is proposed that this filing will become effective (check appropriate box):
☐	immediately upon filing pursuant to paragraph (b)
☒	on April 27, 2026 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1) of Rule 485 under the Securities Act.

If appropriate, check the following box:
☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

April 27, 2026
The Equity Options (Equity Additions and Equity Enricher) Life Insurance Policy Riders
Issued by Metropolitan Life Separate Account UL of
Metropolitan Life Insurance Company (“MetLife”)
This Prospectus describes the Equity Additions (also known as Variable Additional Insurance) and the Equity Enricher (also known as Variable Additional Benefits), which are riders to a fixed benefit life insurance policy (“Fixed Policy”) issued by MetLife (“Metropolitan Life”, the “Company”, “we”, “us”, “our”). Together these are referred to as “Equity Options.” Equity Options allow you to experience the potential growth of the equity markets by allocating amounts to Separate Account UL investment divisions as long as you continue to maintain the Fixed Policy. The Equity Options and the Fixed Policy are no longer for sale. This Prospectus is for use by existing policy owners.
You allocate premium payments for the Equity Options to the available investment divisions of Metropolitan Life Separate Account UL (“Separate Account”).
Each available investment division invests in shares of one of the “Portfolios” listed in Appendix A.
Additional information about certain investment products, including variable life insurance, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
Neither the Securities and Exchange Commission (“SEC”) nor any state securities authority has approved or disapproved these securities, nor have they determined if this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.
We do not guarantee how any of the investment divisions or Portfolios will perform. Interests in the Separate Account, the Fixed Account and the Portfolios are not deposits or obligations of, or insured or guaranteed by, the U.S. Government, any bank or other depository institution including the Federal Deposit Insurance Corporation (“FDIC”), the Federal Reserve Board or any other agency or entity or person. We do not authorize any representations about this offering other than as contained in this Prospectus or its supplements or in our authorized supplemental sales material. We do not guarantee how any of the Portfolios will perform.

IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE EQUITY OPTIONS
	FEES AND EXPENSES			LOCATION IN PROSPECTUS
Charges for Early Withdrawal	None			Not Applicable
Transaction Charges	You may be charged for transactions (such as when a premium payment is made into the Equity Enricher or when you request more than one illustration in a year).			Charges and Deductions You Pay for Equity Options – Deductions from Premiums Charges and Deductions You Pay for Equity Options – Charge for Personalized Illustrations
Ongoing Fees and Expenses (annual charges)
In addition to transaction charges, an investment in Equity Options is subject to certain ongoing fees and expenses, including a monthly deduction covering the cost of insurance under the Equity Options, which cost of insurance is based on characteristics of the insured
(e.g., age, sex and risk classification), and a mortality and expense risk charge. Please refer to the specifications page of your Fixed
Policy for applicable rates.

You will also bear expenses associated with the Portfolios in Equity
Options, as shown in the following table:
Charges and Deductions You Pay for Equity Options - Charges Included in the Monthly Deduction
	ANNUAL FEE	MIN	MAX
	Portfolio fees and expenses	0.28%	0.67%
	RISKS			LOCATION IN PROSPECTUS
Risk of Loss	You can lose money by investing in the Equity Options, including loss of principal.			Principal Risks
Not a Short-Term Investment
The Fixed Policy to which Equity Options may be added is designed to provide life insurance protection. The Fixed Policy and the Equity
Options should not be used as a short-term investment or if you need ready access to cash, because you will be charged when you make premium payments to the Fixed Policy and the Equity Enricher in order to replace short-term withdrawals. In addition, withdrawals may be subject to ordinary income tax or tax penalties.
Principal Risks
Risks Associated with Investment Options
An investment in Equity Options is subject to the risk of poor investment performance and can vary depending on the
performance of the Portfolios available under the Equity Options.
Each Portfolio has its own unique risks. You should review the prospectuses for the Portfolios before making an investment
decision.
Principal Risks

	RISKS	LOCATION IN PROSPECTUS
Insurance Company Risks
Investments in Equity Options are subject to risks related to
Metropolitan Life, including any obligations (including under the
Fixed Policy), guarantees, and benefits of the Fixed Policy, including any death benefit, and Equity Options that are subject to the claims paying ability of Metropolitan Life. If Metropolitan Life experiences financial distress, it may not be able to meet its obligations to you.
More information about Metropolitan Life, including its financial strength ratings, is available upon request by calling (800) 638-5000 or visiting: https://www.metlife.com/about-us/corporate-profile/
ratings.
Principal Risks
Contract Lapse
We will terminate Equity Options if you are not making sufficient premium payments under the Fixed Policy, the investment
experience of the Portfolio is poor, you have taken partial
withdrawals, or if your Fixed Policy face amount falls below the minimum required face amount. Lapse of a Policy on which there is an outstanding loan may have adverse tax consequences. If the
Fixed Policy lapses no death benefit will be paid. The Equity Options may be reinstated if the conditions for reinstatement of the Fixed
Policy are met including the payment of required premiums.
Lapse
	RESTRICTIONS	LOCATION IN PROSPECTUS
Investments
Owners of Equity Enricher may transfer cash value between the
MetLife Stock Index Portfolio and the Morgan Stanley Discovery
Portfolio. Owners of Equity Additions may only allocate premium to the MetLife Stock Index Portfolio.

Metropolitan Life reserves the right to remove or substitute
Portfolios as investment options that are available under Equity
Options.

If you select the Equity Additions Rider, you are limited to investments in one Portfolio.
Transferring Cash Value
Optional Benefits	None.
	TAXES	LOCATION IN PROSPECTUS
Tax Implications
Consult with a tax professional to determine the tax implications of an investment in and payments received under the Equity Options.

Withdrawals may be subject to ordinary income tax, and may be subject to tax penalties.

Lapse of a Policy on which there is an outstanding loan may have adverse tax consequences.
Federal Tax Matters
	CONFLICTS OF INTEREST	LOCATION IN PROSPECTUS
Investment Professional Compensation
Some investment professionals may receive ongoing trail
commissions on the cash value of your Equity Options. They may also receive sales commissions on additional purchase payments you make to Equity Options, which may create a financial incentive for such investment professionals to recommend that you make
additional purchase payments to your Equity Options rather than to some other financial product.
Sales and Distribution of the Policies

	CONFLICTS OF INTEREST	LOCATION IN PROSPECTUS
Exchanges
Some investment professionals may have a financial incentive to offer you a new policy in place of your Policy with Equity Options.
You should only exchange your Fixed Policy with Equity Options if you determine, after comparing the features, fees, and risks of both policies, that it is better for you to purchase the new policy rather than continue to own your existing Fixed Policy with Equity Options.
Sales and Distribution of the Policies
OVERVIEW OF THE EQUITY OPTIONS
Purpose of the Equity Options
The Equity Options riders are designed to be added to your Fixed Policy to provide a cash value and additional death benefit based on the performance of the available investment divisions. The Equity Options may be appropriate for an investor who has a longer time horizon, wants exposure to variable rates of return while continuing to maintain a Fixed Policy and desires the additional life insurance coverage.
Payment of Premiums
The Equity Options allow some flexibility in making premium payments. For the Equity Additions rider, you can make premium payments by allocating to Equity Additions any dividends or other credits we pay on the Fixed Policy or on certain riders (known as credit options) that you may have elected under the Fixed Policy. For the Equity Enricher rider, you can make planned and unplanned premium payments directly to Equity Enricher. You need not adhere to the planned periodic premium payment schedule for the Equity Enricher and may make premium payments in any amount above the minimum and below the maximum premium amounts. The Equity Options will terminate if the Fixed Policy terminates or if the Fixed Policy face amount is reduced below a minimum face amount. If the Fixed Policy terminates then no death benefit will be payable under the Fixed Policy and any cash value in your Equity Options will be included in your surrender value. Premiums may be allocated among the available investment divisions. Additional information about each Portfolio including its Portfolio type, advisers and any sub-advisers, as well as current expenses and certain performance information is included in Appendix A.
Features of the Equity Options
Through the Equity Options you can gain exposure to the equity markets while maintaining your fixed benefit Fixed Policy. The Equity Options provide flexibility in connection with premium payments and also provide death benefits associated with Equity Options, in addition to loan privileges and surrender and partial withdrawal privileges. The Fixed Policy and the Equity Options may be appropriate for investors with a longer time horizon and a need for life insurance coverage and who want the potential to participate in the equity markets.
Death Benefit. The Equity Options are designed to provide insurance protection. If the Equity Options are in force, and upon receipt of satisfactory proof of the death of the insured, we will pay insurance proceeds to the beneficiary of the Fixed Policy. Insurance proceeds generally equal the Equity Options cash value divided by an applicable “net single premium amount” that is specified in your rider. We will pay your beneficiary any insurance proceeds upon the insured’s death. The beneficiary can elect to receive the death benefit in a single sum or under various income plans where the death benefit proceeds are transferred to our general account (including the Equity Options), proceeds are paid to the beneficiary under fixed interest rate income plans, and the Fixed Policy and any riders are replaced with a separate contract. Under certain income plans you might not be able to convert (“commute”) any of the periodic payments under that plan to a lump sum withdrawal.
Investment Options. For Equity Additions, your premium payments will be allocated to the MetLife Stock Index Portfolio. For Equity Enricher, you can allocate your net premiums and cash value among your choice of the MetLife Stock Index Portfolio and the Morgan Stanley Discovery Portfolio. You may change your allocation of future premiums for Equity Enricher at any time. Additional information about each Portfolio including its Portfolio type, advisers and any subadviser as well as current expenses and certain performance information is included in Appendix A.
Surrender and Partial Withdrawals. You may surrender (turn in) the Equity Options for their cash value or take a partial withdrawal of their cash value at any time. We will deem your request for surrender of the Fixed Policy also to be a request for surrender of the Equity Options. Your cash value in an Equity Option reflects your Equity Option’s premium payments, the charges we deduct from the Equity Options cash value, any investment experience you have in the investment divisions, as well as your transfer, loan and withdrawals activity. A surrender or partial withdrawal may have tax consequences.
Transfers. You may transfer cash value from the Equity Options to pay Fixed Policy premiums, charges or loan interest. You may also transfer cash value to or from certain other benefit options to the Equity Options. Finally, you may make transfers between the two investment options available under the Equity Enricher (see “Transferring Cash Value”).
Loans. You may borrow from the Fixed Policy, including the Equity Options. The maximum loan amount you may take is the loan value. The loan value equals the cash value less the anticipated loan interest for the remainder of that Fixed Policy year. We charge you an initial annual interest rate that we will tell you when you request the loan. The loan interest rate is set each year and we will mail you advance notices of any increases in the loan interest rate applicable to your loan. Loans may have adverse tax consequences.
FEE TABLES
The following tables describe the fees and expenses that you will pay when buying and owning the Equity Options. Please refer to your Fixed Policy's specifications page for information about the specific fees you will pay each year for the options you have elected. The maximum charges in such cases are shown in the "Maximum Amount Deducted" column of each of the first two tables below.
The first table describes the fees and expenses that you will pay at the time that you buy the Equity Options.
Transaction Fees
Charge	When Charge is Deducted	Maximum Amount Deducted	Current Amount Deducted
Maximum Sales Charge imposed on premiums* (“load”)	On payment of premium	2.00% of each premium paid	2.00% of each premium paid
State premium tax charge*	On payment of premium	2.00% of each premium paid	2.00% of each premium paid
Federal premium tax charge*	On payment of premium	1.00% of each premium paid	1.00% of each premium paid

Charge	When Charge is Deducted	Maximum Amount Deducted	Current Amount Deducted
Illustrations	Upon requests for an illustration in excess of one per year	$25.00	$0
*
These charges apply to Equity Enricher only. There are no Transaction Fees for the Equity Additions.
The next table describes the fees and expenses that you will pay periodically during the time that you own the Fixed Policy and Equity Options, not including Portfolio fees and expenses.
Periodic Charges Other Than Annual Portfolio Expenses
Base Contract Charges:	When Charge is Deducted	Maximum Amount Deducted	Current Amount Deducted
Cost of Insurance(1)
Equity Additions ●Minimum and Maximum Charge	Monthly	$0.50 to $2.75 each month per $1,000 of Equity Additions Cash Value	$0.05 to $2.47 each month per $1,000 of Equity Additions Cash Value
●Charge for a representative insured(2)		$0.51 each month per $1,000 of Equity Additions Cash Value	$0.05 each month per $1,000 of Equity Additions Cash Value
Equity Enricher ●Minimum and Maximum Charge	Monthly	$0.50 to $2.75 each month per $1,000 of Equity Enricher Cash Value	$0.05 to $2.47 each month per $1,000 of Equity Enricher Cash Value
●Charge for a representative insured(2)		$0.52 each month per $1,000 of Equity Additions Enricher Value	$0.07 each month per $1,000 of Equity Additions Enricher Value
Equity Options ●Mortality and Expense Risk and Administrative Services Charge(3)	Monthly	Annual rate of 0.75% of the cash value in the Separate Account on each monthly Anniversary	Annual rate of 0.75% of the cash value in the Separate Account on each monthly Anniversary
●Loan Interest Rate	Annually	The greater of (a) a then current rate of a specified average(4) and (b) a rate equal to 1% per annum more than the interest rate of the Fixed Policy.	The greater of (a) a then current rate of a specified average(4) and (b) a rate equal to 1% per annum more than the interest rate of the Fixed Policy.
(1)
The cost of insurance charge varies based on individual characteristics, including the insured’s age, risk class and except for unisex policies, sex. The cost of insurance charges shown may not be representative of the charge that a particular Fixed Policy Owner would pay. You can obtain more information about the cost of insurance or other charges that would apply for a particular insured by contacting your sales representative.
(2)
The representative insured is a male insured, age 35, in the preferred nonsmoker underwriting class.
(3)
The Mortality and Expense Risk and Administrative Service Charge is 0.50% for Equity Options to Fixed Policies that have a face amount of $250,000 or greater.
(4)
The specified average means (a) Moody’s Corporate Bond Yield Average Monthly Average Corporates, as published by Moody’s Investors Service, Inc., or any successor service; or (b) if the Moody’s average is not published, a substantially similar average established by regulation issued by the insurance supervisory official of the state in which the Fixed Policy is delivered.
The next table shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Equity Options. A complete list of Portfolios available under Equity Options, including their annual expenses, may be found in Appendix A.

Annual Portfolio Expenses
	Minimum	Maximum
Annual Portfolio Expenses (as a percentage of average daily net assets) Expenses that are deducted from Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses	0.28%	0.67%
PRINCIPAL RISKS
This prospectus discusses the risks associated with purchasing the Equity Options. Prospectuses for the Portfolios discuss the risks associated with investment in a Portfolio described therein. Each of the investment divisions that is available to you under Equity Options invests solely in a corresponding “Portfolio” of a Fund.
Investment Risk. MetLife does not guarantee the investment performance of the investment divisions and you should consider your risk tolerance before selecting any of these investment divisions. You will be subject to the risk that investment performance will be unfavorable and that your Equity Options cash value will decrease. Your Equity Options death benefit will also decrease unless the Conditional Guaranteed Minimum Death Benefit is in effect. In addition, we deduct Equity Options fees and charges from your Equity Options cash value, which can significantly reduce your Equity Options cash value. It is possible to lose your full investment in the Equity Options and they are not suitable as a short-term savings vehicle.
Surrender and Withdrawal Risks (Short-Term Investment Risk). The Fixed Policy (including the Equity Options) is designed to provide life insurance protection. It is not offered primarily as an investment and is not suitable as a short-term savings vehicle or if you need ready access to cash. You will be charged if you make premium payments to the Fixed Policy or to the Equity Enricher in order to replace short-term withdrawals. You should purchase the Fixed Policy only if you have the financial ability to keep it in force for a substantial period of time. You should not purchase the Fixed Policy if you intend to surrender all or part of the Fixed Policy’s cash value in the near future.
Risk of Policy Termination (Lapse). We will terminate Equity Options if you are not making sufficient premium payments under the Fixed Policy or if your Fixed Policy face amount falls below the required minimum. Termination of a Fixed Policy on which there is an outstanding loan may have adverse tax consequences. If the Fixed Policy lapses no death benefit will be paid. If your Fixed Policy terminates when there is an outstanding loan, there may be adverse tax consequences.
Tax Treatment. We anticipate that the Fixed Policy (including its riders) should be deemed a life insurance contract under Federal tax law. However, the rules are not entirely clear in certain circumstances, for example, if your Fixed Policy is issued on a substandard basis. The death benefit under the Fixed Policy (including its riders) will never be less than the minimum amount required for the Fixed Policy (including its riders) to be treated as life insurance under section 7702 of the Internal Revenue Code (the “Code”), as in effect on the date the Fixed Policy was issued.
Even if your Fixed Policy is treated as a life insurance policy for Federal tax purposes, it may become a modified endowment contract ("MEC") due to the payment of excess premiums or unnecessary premiums, due to a material change or due to a reduction in your death benefit. If your Fixed Policy is treated as a MEC, surrenders, partial withdrawals, loans, and use of the Fixed Policy as collateral for a loan will be treated as a distribution of the earnings in the Fixed Policy and will be taxable as ordinary income to the extent thereof. In addition, if the Fixed Policy owner is under age 59 1∕2 at the time of the surrender, partial withdrawal or loan, the amount that is included in income will generally be subject to a 10% penalty tax.

See “Federal Tax Matters” for additional information. As with any taxation matter, you should consult with and rely on the advice of your own tax advisor.
Loans. A policy loan that affects the Equity Options, will affect the cash value of your Equity Options over time even if it is repaid. This is because we move any amount of the loan that affects an Equity Option to the corresponding fixed benefit option under the Fixed Policy where it will earn a fixed return and will not participate in the investment experience of the investment divisions.
Any unpaid loan (plus accrued interest) also reduces the insurance proceeds paid to your beneficiary. In addition, your Fixed Policy and riders, including any Equity Option, may terminate if your outstanding loan and accrued loan interest equals or exceeds the cash value of your Fixed Policy and riders.
If you surrender your Fixed Policy or your Fixed Policy lapses while there is an outstanding loan, there will generally be Federal income tax payable on the amount by which loans from your Fixed Policy and partial withdrawals from your riders exceed the premiums paid under your Fixed Policy and riders. Since loans and partial withdrawals reduce your cash value, any remaining cash value may be insufficient to pay the income tax due.
Equity Options Charge and Expense Increase. We have the right to increase certain Equity Options charges, except that the charges under any Equity Option may never exceed the maximum therein.
Tax Law Changes. Tax laws, regulations, and interpretations have often been changed in the past and such changes continue to be proposed. To the extent that you purchase a Fixed Policy or any riders including either Equity Option based on expected tax benefits, relative to other financial or investment products or strategies, there is no certainty that such advantages will always continue to exist.
Cybersecurity. Our business is highly dependent upon the effective operation of our information systems, and those of our service providers, vendors, and other third parties. Cybersecurity breaches of such systems can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality and our disaster recovery systems may be insufficient to safeguard our ability to conduct business. Cybersecurity breaches can interfere with our processing of Equity Options transactions, including the processing of transfer orders from our website or with the Portfolios; impact our ability to calculate the net investment return; cause the release and possible loss or destruction of confidential Policy Owner or business information; impede order processing or cause other operational issues; and result in regulatory enforcement actions or new laws or regulations which could increase our compliance costs. Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, and we require our critical vendors to implement effective cybersecurity and data protection measures, there is no guarantee that we will be able to successfully manage this risk at all times.
Pandemics, Other Public Health Issues and Other Events. Pandemics and other public health issues or other events, and governmental, business and consumer reactions to them, may affect economic conditions and may cause a large number of illnesses or deaths. Hurricanes, windstorms, earthquakes, tornadoes, explosions, severe winter weather, fires, floods and mudslides, blackouts and man-made events such as riot, insurrection, terrorist attacks or acts of war may also cause catastrophic losses and increased claims. Any such catastrophes may also result in changes in consumer or business confidence, behavior and investment and business activity, changes to interest rates and other market risk factors, and governmental or other restrictions on economic activity for prolonged periods.

Insurance Company Risks. Policies are subject to the risks related to Metropolitan Life. Any obligations guarantees, and benefits of the Policy, including any death benefit, are subject to the claims paying ability of Metropolitan Life. If Metropolitan Life experiences financial distress, it may not be able to meet its obligations to you. More information about Metropolitan Life, including its financial strength ratings, is available upon request by calling (800) 638-5000 or by visiting www.metlife.com/about-us/corporate-profile/ratings.
Terrorism and Security Risk. The continued threat of terrorism, ongoing or potential military conflict and other actions and heightened security measures may cause economic uncertainty and result in loss of life, property damage, additional disruptions to commerce and reduced economic activity. The value of MetLife’s investment portfolio may be adversely affected by declines in the credit and equity markets and reduced economic activity caused by such threats. Companies in which we maintain investments may suffer losses as a result of financial, commercial or economic disruptions, and such disruptions might affect the ability of those companies to pay interest or principal on their securities or mortgage loans. Terrorist or military actions also could disrupt our operations centers and result in higher than anticipated claims under our insurance policies.
Technology Risk. Our business operations rely on functioning and secure information systems, including those of our vendors and other third parties. Technological changes present us with new or intensified challenges, and if we are unable to foresee or adapt to these changes, our business may be adversely affected.
Technological changes may affect our business model and how we interact with our customers. The growth and availability of AI technologies, including generative AI, presents significant opportunities but also complex challenges; these include balancing and mitigating potential risks of harm posed by the development or deployment of AI technologies, as well as implementing and maintaining controls reasonably designed to ensure compliance with an increasingly complex AI regulatory landscape, with evolving requirements that may vary across jurisdictions. We may fail to adopt new technologies as effectively or efficiently as others, leading to competitive harm. If we are unable to update our business model to match evolving consumer preferences or the evolving technological landscape, we may be adversely affected.
New technologies may impact the configuration of our information systems, and how they connect with those of our vendors, service providers and/or partners. Such technological developments may introduce or uncover information security vulnerabilities, which may result in breaches, increased costs associated with maintaining appropriate data privacy, data protection, and cybersecurity measures, enforcement actions against us by regulators or other outcomes that may adversely impact our operations or business. In addition, any such vulnerability that results in a security breach or failure of our information systems, or those of third parties on which we rely, may result in litigation, regulatory action, negative impacts to our business operations, and reputational harm.
METLIFE
Metropolitan Life Insurance Company is a provider of insurance, annuities, employee benefits and asset management. We are also one of the largest institutional investors in the United States with a general account portfolio invested primarily in fixed income securities (corporate, structured products, municipals, and government and agency) and mortgage loans, as well as real estate, real estate joint ventures, other limited partnerships and equity securities. Metropolitan Life Insurance Company was incorporated under the laws of New York in 1868. The Company’s office is located at 200 Park Avenue, New York, New York 10166-0188. The Company is a wholly-owned subsidiary of MetLife, Inc. We are obligated to pay all benefits under the Policies. Obligations to Owners and Beneficiaries that arise under the Equity Options and the corresponding Fixed Policy are obligations of Metropolitan Life Insurance Company and it is obligated to pay all amounts promised to you under the Policies, subject to its financial strength and claims-paying ability.

THE SEPARATE ACCOUNT THAT SUPPORTS THE EQUITY OPTIONS
The Separate Account
Metropolitan Life Separate Account UL (the "Separate Account") is the funding vehicle for the Equity Options and other variable life insurance products that we issue. Income and realized and unrealized capital gains and losses of the Separate Account are credited to the Separate Account without regard to any of our other income or capital gains and losses. We will keep an amount in the Separate Account that at least equals the value of our commitments to policy owners that are based on their investments in the Separate Account. We can also keep charges that we deduct and other excess amounts in the Separate Account or we can take the excess out of the Separate Account.
The assets in the Separate Account legally belong to us, but they are held solely for the benefit of investors in the Separate Account and no one else, including our other creditors. This means that, except for excess assets that we would be free to withdraw, the assets of the Separate Account are not available to meet the claims of our general creditors, and must be used for the sole purpose of supporting the cash values of the variable life insurance products whose premiums the Separate Account receives.
We are obligated to pay the death benefit under the Equity Options even if that amount exceeds the Equity Options’ cash value in the Separate Account.
Death benefits and any riders under the Fixed Policy paid from the general account are subject to the financial strength and claims-paying ability of the Company. For other life insurance policies and annuity contracts that we issue, we pay all amounts owed under the policies and contracts from the general account. Metropolitan Life is regulated as an insurance company under state law. State law generally imposes restrictions on the amount and type of investments in the general account. However, there is no guarantee that we will be able to meet our claims-paying obligations. There are risks to purchasing any insurance product.
The investment adviser to certain of the Portfolios offered under Equity Options or with other variable life insurance policies issued through the Separate Account may be regulated as a Commodity Pool Operator. While it does not concede that the Separate Account is a commodity pool, Metropolitan Life has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodities Exchange Act (“CEA”), and is not subject to registration or regulation as a pool operator under the CEA.
The Portfolios
The Separate Account has subdivisions, called “investment divisions.” Each investment division invests its assets exclusively in shares of a corresponding Portfolio. Each Portfolio is part of an open-end management investment company, more commonly known as a mutual fund, that serves as an investment vehicle for variable life insurance and variable annuity separate accounts of various insurance companies. The mutual funds or “Funds” that offer the Portfolios are Brighthouse Funds Trust I and Brighthouse Funds Trust II. Each of these Funds has an investment adviser responsible for overall management of each Portfolio available in the Fund. The investment adviser has contracted with sub-advisers to make the day-to-day investment decisions for the Portfolios.
The Portfolios’ investment objectives may not be met. The investment objectives and policies of certain Portfolios are similar to the investment objectives and policies of other funds that may be managed by the same investment adviser or sub-adviser. The investment results of the Portfolios may be higher or lower than the results of these funds. There is no assurance, and no representation is made, that the investment results of any of the Portfolios will be comparable to the investment results of any other fund.
The name, Portfolio type, adviser, sub-adviser, current expenses and average annual total returns of each Portfolio are set forth in Appendix A. Each Portfolio has issued a prospectus that contains more detailed information about the Portfolio, which you may obtain by calling by calling (800) 638-5000, going on line to: dfinview.com/metlife/PUFT/MET000221 or by sending an email request to RCG@metlife.com. Updated performance information is available at www.metlife.com.
Share Classes of the Portfolios
The Portfolios offer various classes of shares, each of which has a different level of expenses. The prospectuses for the Portfolios may provide information for share classes that are not available through the Equity Options. When you consult the prospectus for any Portfolio, you should be careful to refer to only the information regarding the class of shares that is available through the Equity Options. For Brighthouse Funds Trust I and Brighthouse Funds Trust II, we offer Class A shares only.
Certain Payments We Receive with Regard to the Portfolios
An investment adviser or subadviser of a Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment for expenses for certain administrative, marketing and support services with respect to the Equity Options and, in our role as intermediary, with respect to the Portfolios. We and our affiliates may profit from these payments. These payments may be derived, in whole or in part, from fees deducted from Portfolio assets. Fixed Policy owners that have the Equity Options riders, through their indirect investment in the Portfolios, bear the costs of these fees (see the prospectuses for the Portfolios for more information). The amount of the payments we receive is based on a percentage of assets of the Portfolio attributable to the Equity Options and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay us more than others. These percentages currently range up to 0.50%.
As of December 31, 2025, approximately 85% of portfolio assets held in Separate Accounts of Metropolitan Life Insurance Company and its affiliates were allocated to portfolios in Brighthouse Funds Trust I and Brighthouse Funds Trust II. We and certain of our affiliated companies have entered into agreements with Brighthouse Advisers, LLC, Brighthouse Funds Trust I and Brighthouse Funds Trust II whereby we receive payments for certain administrative, marketing and support services described in the previous paragraphs. Currently, the portfolios in Brighthouse Funds Trust I and Brighthouse Funds Trust II are only available in variable annuity contracts and variable life insurance policies issued by Metropolitan Life and its affiliates as well as Brighthouse Life Insurance Company and its affiliates. Should we or Brighthouse Investment Advisers, LLC decide to terminate the agreements, we would be required to find alternative portfolios which could have higher or lower costs to you. In addition, the amount of payments we receive could cease or be substantially reduced which may have a material impact on our financial statements.
For more specific information on the amounts we may receive on account of your investment in the Portfolios, you may call us toll free at (800) 638-5000.
Selection of Portfolios
We select the Portfolios offered through the Equity Options based on a number of criteria, including asset class coverage, the strength of the adviser’s or sub-adviser’s reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Other factors we consider during the selection process are whether the Portfolio’s adviser or sub-adviser is one of our affiliates or whether the Portfolio, its adviser, its sub-adviser(s), or an affiliate will make payments to us or our affiliates. For additional information on these arrangements, see “Certain Payments We Receive with Regard to the Portfolios” above. In this regard, the profit distributions we receive from our affiliated investment advisers are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. We review the Portfolios periodically and may remove a Portfolio or limit its availability to new premium payments and/or transfers of Equity Options cash value if we determine that the Portfolio no longer meets one or more of the selection criteria, and/or if the Portfolio has not attracted significant allocations from Equity Options owners.
We do not provide investment advice and do not recommend or endorse any particular Portfolio. You bear the risk of any decline in the cash value of your Equity Options resulting from the performance of the Portfolios you have chosen.
Voting Rights
We own the Portfolio shares held in the Separate Account and have the right to vote those shares at meetings of the Portfolio shareholders. However, to the extent required by Federal securities law, we will give you, as Policy Owner, the right to instruct us how to vote the shares that are attributable to your Policy.
We will determine, as of the record date, if you are entitled to give voting instructions and the number of shares to which you have a right of instruction. If we do not receive timely instructions from you, we will vote your shares for, against, or withhold from voting on, any proposition in the same proportion as the shares held in that investment division for all Policies for which we have received voting instructions.
The effect of this proportional voting is that a small number of Policy Owners may control the outcome of a vote. We will vote Portfolio shares held by our general account (or any unregistered separate account for which voting privileges were not extended) in the same proportion as the total of (i) shares for which voting instructions were received and (ii) shares that are voted in proportion to such voting instructions.
We may disregard voting instructions for changes in the investment policy, investment adviser or principal underwriter of a Portfolio if required by state insurance law, or if we (i) reasonably disapprove of the changes and (ii) in the case of a change in investment policy or investment adviser, make a good faith determination that the proposed change is prohibited by state authorities or inconsistent with an investment division’s investment objectives. If we do disregard voting instructions, the next semi-annual report to Policy Owners will include a summary of that action and the reasons for it.
Rights Reserved by Metropolitan Life
We and our affiliates my change the voting procedures and vote Portfolios shares without Policy Owner instructions, if the securities laws change. We also reserve the right to: (1) add investment divisions; (2) combine investment divisions; (3) substitute shares of another registered open-end management investment company, which may have different fees and expenses, for shares of a Portfolio; (4) substitute or close an investment division to allocations of premium payments or cash value or both, and to existing investments or the investment of future premiums, or both, for any class of Policy or Policy Owner, at any time in our sole discretion; (5) operate the Separate Account as a management investment company under the Investment Company Act of 1940 or in any other form; (6) deregister the Separate Account under the Investment Company Act of 1940; (7) combine it with other separate accounts; and (8) transfer assets supporting the Policies from one investment division to another or from the Separate Account to other separate accounts, or to transfer assets to our general account as permitted by applicable law. We will exercise these rights in accordance with applicable law, including securing the approval of Policy Owners if required. We will notify you if exercise of any of these rights would result in a material change in the Separate Account or its investments.
We will not make any changes without receiving any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. We will notify you of any changes.
ELECTING EQUITY OPTIONS
The Equity Enricher was only available at the same time as the Fixed Policy was purchased.
The Equity Additions may be elected as your dividend option under an existing Fixed Policy. If you decide to elect the Equity Additions, you must complete the Equity Additions application. If you decide to add Equity Additions, it may reduce the amount of premiums that you could pay to your Fixed Policy before it would become a modified endowment contract. If you contact us, we will tell you what these premium limits are. We will not require additional evidence of insurability for the Equity Additions.
Insurance coverage under Equity Additions commences on its Investment Start Date (see “Sending Communications and Payments To Us — When Your Requests, Instructions and Notifications Become Effective”), assuming coverage under the Fixed Policy is then in effect. Insurance coverage under Equity Enricher commences at the later of delivery of the option to you and our Date of Receipt of your first premium payment for that option.
It may not be in your best interest to surrender, lapse, change, or borrow from existing life insurance policies including the Fixed Policy and its riders or annuity contracts in connection with the purchase of another policy. You should compare your existing insurance and the proposed policy carefully. You should replace your existing insurance only when you determine that the proposed policy is better for you. You may have to pay a surrender charge on your existing insurance. You should talk to your financial professional or tax adviser to make sure the exchange will be tax-free. If you surrender your existing policy for cash and then buy another policy, you may have to pay a tax, including possibly a penalty tax on the surrender.
YOUR PAYMENT AND ALLOCATION OF EQUITY OPTIONS PREMIUMS
Amounts allocated to Equity Options won’t guarantee that your Equity Option will have a death benefit. Rather, this depends on the Equity Option’s cash value and the conditional guaranteed minimum death benefit.
Paying Premiums
To the extent discussed below under “Transferring Cash Value,” you can move cash value into an Equity Option from a fixed option that corresponds to that Equity Option. Also, you can make premium payments:
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For the Equity Additions:
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through dividends or other credits (together “credits”) payable on the Fixed Policy or any other riders to the Fixed Policy. You may not make premium payments directly into the Equity Additions. Any request to designate the Equity Additions rider as the option for receiving these credits will take effect upon our Date of Receipt of your written request. Only one election may be made for any credit payment date and that election will apply to all credits payable under the Fixed Policy.
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For the Equity Enricher:
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through a voluntary planned periodic premium schedule. You chose the schedule on your Equity Enricher application. The schedule sets forth the amount of premiums, fixed payment intervals, and the period of time that you intend to pay premiums. The schedule can be: (a) annual; (b) semi-annual; (c) periodic automatic pre-authorized transfers from your checking account (“pre-authorized checking arrangement”); (d) systematic through payment plans that your employer makes available; or (e) through another method to which we agree. You do not have to pay premiums in accordance with your voluntary planned periodic premium schedule.
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through unscheduled premium payments that you can make at any time.
We do not accept premium payments made in cash or by money order.
We will hold a premium payment received before its scheduled payment date in a non-interest bearing holding account until the scheduled payment date, if necessary to prevent a Fixed Policy and its riders becoming a modified endowment contract. (See “Modified Endowment Contracts” under “Federal Tax Matters” below.) We will send you an additional notice of this arrangement by letter immediately after receiving your payment. We will also give you the option to either have the money held until the scheduled payment date or applied on our Date of Receipt of your instructions to apply the money (unless the scheduled payment date has already passed).
Maximum and Minimum Premium Payments
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Total premium payments for the Equity Enricher and a corresponding fixed benefit rider may not exceed $2.5 million in the first Fixed Policy year and $500,000 in each year thereafter.
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We will let you make premium payments that would turn your Fixed Policy and its riders into a modified endowment contract, but we will inform you of this status not later than in your annual statement, and if possible we will tell you how to reverse the status.
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The following additional limitations apply to your premiums under the Equity Enricher. When applying the limits, we aggregate payments to the Equity Enricher with payments under the corresponding fixed benefit rider.
I.
You may not make any premium payments:
A.
While we are considering your application for benefits on the Fixed Policy under a disability waiver of benefits option or an acceleration of death benefit option.
B.
If we are paying, or in certain circumstances have finished paying, benefits under one of the above options.
C.
If you have made no payments to the Equity Enricher during the first year after the Fixed Policy issuance or for any two consecutive Fixed Policy years (unless, during any part of such period, your right to make payments was terminated for reasons described in A, or, unless you were taking withdrawals from the Equity Enricher to pay for a child’s education and you provide us with proof of such payment that we find satisfactory).
D.
After the later of the Fixed Policy anniversary on which the insured is 65, or the tenth Fixed Policy anniversary. In no event will payments be accepted after the Fixed Policy anniversary on which the insured is age 86.

In any of these cases, you may elect to receive the cash value, transfer the cash value to the corresponding fixed benefit rider, or leave the cash value in the Equity Enricher. If you leave the cash value in the Equity Enricher, it will remain subject to applicable fees and charges and subject to the investment performance of the Portfolios. If investment performance is not sufficient to offset the amount of these expenses, the death benefit may decline or terminate.
II.
Your voluntary planned periodic payments must be at least:
A.
$250 annually ($100 for policies that are part of our Tower or Executive Series or where the insured was under 18 when the Fixed Policy was issued).
B.
$125 semi-annually ($50 for policies that are part of our Tower or Executive Series or where the insured was under 18 when the Fixed Policy was issued).
C.
$25 for all monthly methods of payment ($10 for policies that are part of our Tower or Executive Series or where the insured was under 18 when the Fixed Policy was issued).
III.
Each unscheduled premium payment should be at least $250 ($100 for the Tower or Executive Series or where the insured was under age 18 when the Fixed Policy was issued).
IV.
During the first Fixed Policy year, we reserve the right to reject any amount that exceeds the cumulative amount of your first Fixed Policy year’s voluntary planned periodic premiums.
V.
During the first Fixed Policy year, the maximum annual payment we permit is 15 times the nonsmoker standard annual premium (minus the Fixed Policy fee).
VI.
After the first Fixed Policy year, the maximum payment we permit is the greater of:
A.
3 times the Fixed Policy’s nonsmoker standard annual premium (minus the Fixed Policy fee); or
B.
$5,000
VII.
We reserve the right to require evidence of insurability of premium payments that exceed both $25,000 and 2 times the greater of the total payments made in either of the prior two Fixed Policy years.
Allocating Equity Enricher Premiums
You can instruct us to allocate your Equity Enricher premiums (after deduction of any charges) to either or both of the available investment divisions on the Investment Start Date. The percentage of your allocation into each division must be at least 1% and must be a whole number. You can change this allocation (effective after the Investment Start Date) by giving us written notice at our Designated Office or by calling us at (800) 638-5000.
For Policies issued in California. We allocate your net premiums to the investment divisions of the Equity Enricher on the later of the date we receive the first premium payment allocated to the Equity Enricher and the date we receive the first full premium due for the Fixed Policy.
SENDING COMMUNICATIONS AND PAYMENTS TO US
Contacting Us
You can communicate all of your requests, instructions and notifications to us by contacting us in writing at our Designated Office or by calling us at (800) 638-5000. We may require that certain requests, instructions and notifications be made on forms that we provide. These include: changing your beneficiary; taking a policy loan; taking a partial withdrawal; surrendering your Fixed Policy or an Equity Option; making transfer requests; changing the benefit option to which you want to allocate your policy dividends or other credits; or changing the allocation between investment divisions for future premium payments that you make to Equity Enricher.
If you send your premium payments or transaction requests to an address other than our Designated Office, we may return the premium payment to you, or there may be a delay in applying the premium payment or transaction.
When Your Requests, Instructions and Notifications Become Effective
Generally, requests, premium payments and other instructions and notifications are effective on the Date of Receipt. In those cases, the effective time is at the end of a Valuation Period during which we receive them at our Designated Office. (Some exceptions to this general rule are noted below and elsewhere in this prospectus.)
A Valuation Date is each day on which the New York Stock Exchange is open for trading. Accordingly, if we receive your request, premium, or instructions after the close of regular trading on the New York Stock Exchange, or if the New York Stock Exchange is not open that day, then we will treat it as received on the next day when the New York Stock Exchange is open. These rules apply regardless of the reason we did not receive your request, premium, or instructions by the close of regular trading on the New York Stock Exchange, even if due to our delay (such as a delay in answering your telephone call).
A Valuation Period is the period between two successive Valuation Dates. It begins at the close of regular trading on the New York Stock Exchange on a Valuation Date and ends at the close of regular trading on the New York Stock Exchange on the next succeeding Valuation Date. The close of regular trading is 4:00 p.m., Eastern Time on most business days.
The initial effective time of your Equity Options’ investment in the Separate Account is the Investment Start Date. The Investment Start Date is:
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For Equity Additions, the payment date of the first Fixed Policy dividend or other credit that is allocated to the option or, if sooner, the date of the first transfer of cash value to Equity Additions from another rider available under the Fixed Policy.
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For the Equity Enricher, the end of the first Valuation Date after the latest of:
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The date we receive the first premium payment allocated to the Equity Enricher;
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The 20th day following the Date of Policy indicated in the Fixed Policy; and
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The 20th day following the date we receive the first full premium due for the Fixed Policy.
Prior to the Investment Start Date, we will place in our general account any premium payments you make to the Equity Enricher. There it will earn a fixed rate of interest commencing with its date of receipt or, if later, the Date of Policy until the Investment Start Date.
For Policies issued in California. The Investment Start Date for Equity Enricher is the end of the first Valuation Date after the later of:
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the date we receive the first premium payment allocated to the Equity Enricher; and
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the date we receive the first full premium due for the Fixed Policy.

Third Party Requests
Generally, we accept requests for transactions or information only from you. Therefore, we reserve the right to not process transactions requested on your behalf by your agent with a power of attorney or any other authorization. This includes processing transactions by an agent you designate, through a power of attorney or other authorization, who has the ability to control the amount and timing of transfers for a number of other Fixed Policy owners, and who simultaneously makes the same request or series of requests on behalf of other Fixed Policy owners.
DEATH BENEFIT
We will pay your beneficiary any insurance proceeds as of the end of the Valuation Period that includes the insured’s date of death. We will pay this amount after we receive documents that we request as due proof of the insured’s death. The beneficiary can receive the death benefit in a single sum or under various income plans available under the Fixed Policy.
Equity Options Death Benefits
The Equity Options standard death benefit is:
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The Equity Option’s cash value (after we deduct the Mortality and Expense Risk and Administrative Services Charge and the Cost of Insurance Charge, pro rated for the appropriate period) at the end of the Valuation Period in which the insured dies; divided by the net single premium for that day (see “Net Single Premium” below).
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Any increase or decrease in the cash value of an Equity Option also will increase or decrease the Equity Option’s death benefit that otherwise would apply. In such cases, the Equity Option’s death benefit will change by a larger amount than does the cash value of an Equity Option.
The following examples illustrate the operation of the Equity Additions death benefit calculation. The Equity Enricher operates in the same manner.
For example: the Equity Additions net single premium is .30142 at the Fixed Policy anniversary nearest a male insured’s 40th birthday. If the insured died on that date and the Equity Additions cash value was then $5,000, the Equity Additions death benefit would be $16,588 (i.e., $5,000 divided by .30142). But if the Equity Additions cash value had been only $4,000, the Equity Additions death benefit would have been only $13,271 (i.e., $4,000 divided by .30142); and if the Equity Additions cash value had been $6,000, the Equity Additions death benefit would have been $19,906 (i.e., $6,000 divided by .30142).
Any increases in death benefit due to an increase in the Equity Additions cash value will be partially or wholly offset (and any decreases will be accentuated) by the fact that the net single premium increases the longer your Fixed Policy is outstanding.
For example: in the example set out above, the Equity Additions net single premium for a 40 year old male insured was .30142, which resulted in a $16,588 Equity Additions death benefit, assuming a $5,000 Equity Additions cash value. If that same insured had instead been age 45, the net single premium would have been .35291, which would have resulted in an Equity Additions death benefit of only $14,168 (assuming the same $5,000 Equity Additions cash value). On the other hand, if the same insured had been age 35, the net single premium would have been .25594, which would have resulted in an Equity Additions death benefit of $19,536 (again, assuming the same $5,000 Equity Additions cash value).
Therefore, in order for your Equity Option death benefit to increase or remain constant, your Equity Option cash value must increase enough to compensate for the effect of the increases in net single premium. If your Equity Option cash value declines to zero (due to adverse investment performance, transfers out of the Equity Option, the charges we deduct, and/or insufficient premium payments), your Equity Option death benefit also will be zero.
The amount of the death benefit that exceeds the Equity Option’s cash value is paid from the Company’s general account. Death benefit amounts paid from the general account are subject to the financial strength and claims - paying ability of the Company.
Every state has unclaimed property laws which generally declare life insurance policies to be abandoned after a period of inactivity of two to five years from the date any death benefit is due and payable. For example, if the payment of a death benefit has been triggered, and after a thorough search, we are still unable to locate the beneficiary of the death benefit, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary or the Policy Owner last resided, as shown on our books and records. ("Escheatment" is the formal, legal name for this process.) However, the state is obligated to pay the death benefit (without interest) if your beneficiary steps forward to claim it with the proper documentation and within certain mandated time periods. To prevent your Policy's death benefit from being paid to the state's abandoned or unclaimed property office, it is important that you update your beneficiary designation - including complete names and contact information - if and as it changes. You should contact our Designated Office in order to make a change to your beneficiary designation.
Alternate Death Benefit That Automatically Applies in Some Cases
In no event will the Fixed Policy death benefit be lower than the minimum amount required to maintain the Fixed Policy as life insurance under the federal income tax laws.
Conditional Guaranteed Minimum Death Benefit
We provide a conditional guaranteed minimum death benefit during the first 7 years of your Fixed Policy or another 7 year period beginning from any date your policy is “materially modified” (within the meaning of the tax law test discussed under “Federal Tax Matters-Modified Endowment Contracts”). During any such 7 year period, the conditional guaranteed minimum death benefit generally will equal the Equity Option’s death benefit at the beginning of each such 7 year period. The guaranteed minimum death benefit ends:
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if the Fixed Policy (including and riders) becomes a modified endowment contract; or
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for the Equity Additions, if you change your credit option to a different credit option for the next credit payment date.
The conditional guaranteed minimum death benefit is reduced for any:
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loan;
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withdrawal; or
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cash value transfer from the Equity Option.

You should consult with your sales representative before taking any action listed above to find out whether (and by how much) the action will affect the conditional guaranteed minimum death benefit.
If your conditional guaranteed minimum death benefit is reduced or ends, your Fixed Policy (including any riders) may become a modified endowment contract.
EQUITY OPTIONS CASH VALUE
Your Equity Option’s cash value equals the Separate Account cash value. The Separate Account cash value is allocated to each applicable investment division. An Equity Option’s cash value is calculated as follows:
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On the Investment Start Date Equity Option’s cash value is allocated to each applicable investment division.
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Thereafter, at the end of each Valuation Period the cash value in the investment division equals:
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The cash value in the investment division at the beginning of the Valuation Period; plus
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All Equity Option premiums less any applicable charges (for Equity Enricher) and cash value transfers that are directed into the investment division during the Valuation Period; minus
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All partial cash withdrawals, loan amounts and cash value transfers out of the investment division during the Valuation Period; minus
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The portion of any charges and deductions allocated to the cash value in the investment division during the Valuation Period; plus
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The net investment return for the Valuation Period on the amount of cash value in the investment division at the beginning of the Valuation Period. The net investment return currently equals the rate of increase or decrease in the net asset value per share of the underlying Portfolio over the Valuation Period, adjusted upward to take appropriate account of any dividends and other distributions paid by the Portfolio during the period. We reserve the right to reduce the net investment return by a charge for taxes that may be imposed on us.
The cash value in an investment division depends on the net investment experience of its corresponding Portfolio and reflects the fees and expenses of the Portfolio. We determine the cash value of an investment division as of the close of regular trading on the New York Stock Exchange on each day that the Exchange is open for trading.
If your Equity Option has no cash value, we will not provide any insurance coverage under it, nor will we take a monthly deduction, until the Equity Option does have cash value.
SURRENDERS AND PARTIAL WITHDRAWALS FROM EQUITY OPTIONS
If you surrender (turn in) your Equity Option, you can choose to receive the option’s cash value or have the proceeds transferred to any other rider that is permitted to receive premiums at that time. In the event of such a transfer, any credit that might be payable on amounts in such option will be adjusted to reflect the timing of receipt of such transfer. We will deem your request for surrender of the Fixed Policy also to be a request for surrender of the Equity Option. You may receive the surrender proceeds in a single sum or under an income plan available through the Fixed Policy.
If you would like to make a partial withdrawal, you may direct from which Equity Option and/or investment division, where relevant, the amount will be taken. If you do not identify the part of your Fixed Policy or any rider from which you want your withdrawal to be taken, we will take it first from any available value in the parts of your Fixed Policy (including any riders) other than the Equity Options. We will take from the Equity Options only that portion of the withdrawal request that remains after all of such other available value has been withdrawn. If you have both the Equity Additions and Equity Enricher in effect, we will take any withdrawals from your Equity Options first from Equity Additions, unless you have instructed otherwise. If you have cash value in both of the investment divisions under Equity Enricher, we will take any withdrawals from your Equity Enricher proportionately based on the allocation on file at the time your request is received, unless you have instructed otherwise.
Before surrendering your Equity Option or requesting a partial withdrawal you should consider the following:
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At least some amounts received may be taxable as income and, if your Fixed Policy is a modified endowment contract, subject to certain tax penalties. (See “Federal Tax Matters — Modified Endowment Contracts.”)
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Your Policy could become a modified endowment contract.
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For partial withdrawals, your death benefit will decrease.
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In some cases you may be better off taking a policy loan, rather than a withdrawal.
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The conditional guaranteed minimum death benefit will be reduced by the same proportion as the withdrawal reduces the Equity Option’s cash value.
TRANSFERRING CASH VALUE
You may transfer cash value from an Equity Option to pay premiums, loan interest, or charges under the Fixed Policy. You can also make the transfers to certain other riders available under the Fixed Policy:
We will adjust any credit that would be due under a Fixed Policy rider to reflect the timing and effect of any transfer. Any transfer will reduce the conditional guaranteed minimum death benefit if, and in the same proportion as, it reduces the Equity Options’ cash value. There is no charge for cash value transfers.
If you would like to make a transfer, you must indicate which investment division, where relevant, and which Fixed Policy riders are involved in the transfer. Transfers among the investment divisions and transfers between an Equity Option and the Fixed Policy or other available riders are not currently taxable transactions.
Restrictions on Frequent Transfers
Frequent requests from Equity Options owners to transfer Equity Options cash value may dilute the value of a Portfolio’s shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Portfolio and the reflection of that change in the Portfolio’s share price (“arbitrage trading”). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the Portfolios, which may in turn adversely affect Policy Owners and other persons who may have an interest in the Policies (e.g., beneficiaries).
We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in any international, small-cap, and high-yield Portfolios and we monitor transfer activity in those Portfolios (the “Monitored Portfolios”). Currently, there are no Monitored Portfolios available for the Equity Options. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap and high-yield Portfolios, in a 12-month period there were; (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current cash value; and (3) two or more “round-trips” involving any Portfolio in the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria. We do not believe that Portfolios other than the Monitored Portfolios present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Portfolios. We may change the Monitored Portfolios at any time without notice in our sole discretion.
Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we require all future transfer requests, to and from a Monitored Portfolio or other identified Portfolios, under that policy to be submitted in writing with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of the restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction.
The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Portfolios that we believe are susceptible to arbitrage trading, or the determination at the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Policy Owners to avoid such detection. Our ability to restrict such transfer activity may also be limited by provisions of the Policy. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Equity Options owners and other persons with interests in the Policies. We do not accommodate frequent transfers in any Portfolios and there are no arrangements in place to permit any Policy Owner with Equity Options to engage in frequent transfers. We apply our policies and procedures without exception, waiver, or special arrangement.
The Portfolios may have adopted their own policies and procedures with respect to frequent transfers in their respective shares, and we reserve the right to enforce these policies and procedures. For example, Portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the Portfolios, we have entered into a written agreement, as required by SEC regulation, with each Portfolio or its principal underwriter that obligates us to provide to the Portfolio promptly upon request certain information about the trading activity of individual Policy Owners, and to execute instructions from the Portfolio to restrict or prohibit further purchases or transfers by specific Policy Owners who violate the frequent trading policies established by the Portfolio.
In addition, Policy Owners with Equity Options should be aware that the redemption orders received by the Portfolios generally are “omnibus” orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance policies and/or individual retirement plan participants. The omnibus nature of these orders may limit the Portfolios in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Portfolios (and Policy Owners with Equity Options) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Portfolios. If a

Portfolio believes that an omnibus order reflects one or more transfer requests from Policy Owners engaged in disruptive trading activities, the Portfolio may reject the entire omnibus order.
In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfer activities (even if an entire omnibus order is rejected due to the frequent transfers activity of a single Policy Owner with Equity Options). You should read the Portfolio prospectuses for more details.
Restrictions on Large Transfers
Large transfers may increase brokerage and administrative costs of the underlying Portfolios and may disrupt portfolio management strategy, requiring a Portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Portfolios except where the portfolio manager of a particular underlying Portfolio has brought large transfer activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for “block transfers” where transfer requests have been submitted on behalf of multiple Policy Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer requests from that third party must be submitted in writing with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of the restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction. In addition to the foregoing, your right to make transfers is subject to limitations or modifications by us if we determine, in our sole opinion, that the exercise of the right by one or more Policy Owners with interests in the investment divisions is, or would be, to the disadvantage of other Policy Owners. Restrictions may be applied in any manner reasonably designed to prevent any use of the transfer right that we consider to be to the disadvantage of other Policy Owners. A limitation or modification could be applied to transfers to and from one or more of the investment divisions and could include, but is not limited to: (1) the requirement of a minimum time period between each transfer; (2) not accepting a transfer request from a third party acting under authorization on behalf of more than one Policy Owner; (3) limiting the dollar amount that may be transferred by a Policy Owner between investment divisions at any one time; or (4) requiring that a transfer request be provided in writing and signed by the Policy Owner.
Automated transfers
We may in the future allow you to make automatic transfers of Equity Option cash values to pay the Fixed Policy premiums. If we do, we will set forth the terms and conditions in the forms we provide to you to establish the automatic transfers.
Transfers by telephone
Subject to our procedures, we may, if permitted by state law, allow you to make transfer requests and changes to allocations of Equity Enricher premiums by phone. We generally allow you to authorize your sales representative to make such requests. The following procedures apply:
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We will institute reasonable procedures to confirm that instructions we receive are genuine. Our procedures will include receiving from the caller your personalized data. Any telephone instructions that we reasonably believe to be genuine are your responsibility, including losses arising from such instructions. Because telephone transactions may be available to anyone who provides certain information about you and your Fixed

Policy, you should protect that information. We may not be able to verify that you are the person providing telephone instructions, or that you have authorized any such person to act for you.
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All telephone calls will be recorded.
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You will receive a written confirmation of any transaction.
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Neither the Separate Account nor we will be liable for any loss, expense or cost arising out of a telephone request if we reasonably believed the request to be genuine.
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You should contact our Designated Office with any questions regarding the procedures.
Telephone, facsimile, email, the Internet and computer systems may not always be available. Any telephone, facsimile, Internet or computer system, whether it is yours, your service provider’s, your sales representative’s, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your request by writing to our Designated Office.
BORROWING FROM THE FIXED POLICY OR EQUITY OPTIONS
You may obtain a loan from us whenever your Fixed Policy or any riders has a loan value. The loan value equals the cash value less the anticipated loan interest for the remainder of that Fixed Policy year. We will take the loan from available cash value in accordance with our administrative procedures that are in effect at the time you take the loan.
As of the Date of Receipt, for any loan request that affects an Equity Option, we will:
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Remove an amount equal to the loan from your Equity Option. We will place an equal amount in a corresponding fixed benefit rider where it will accumulate interest in accordance with the terms of whichever of those options we have placed it in.
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Charge you interest, which will accrue daily. We will tell you the initial interest rate that applies to your loan and mail you advance notices of any increases applicable to existing loans. Your interest payments are due at the end of each Fixed Policy year. If you don’t pay the interest, we will treat it as a new policy loan, which will be taken from available cash value in accordance with our administrative procedures that are in effect at the time. The interest rate charged for a Fixed Policy year will never be more than the maximum allowed by law and will generally be the greater of:
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the published monthly average for the calendar month ending two months before the start of such year; or
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the rate used to calculate the guaranteed cash value of the Fixed Policy and its riders for the Fixed Policy year plus 1%.
The published monthly average means (a) Moody’s Corporate Bond Yield Average Monthly Average Corporates, as published by Moody’s Investors Service, Inc., or any successor service; or (b) if the Moody’s average is not published, a substantially similar average established by regulation issued by the insurance supervisory official of the state in which the Fixed Policy is delivered.
Repaying your loans (plus accrued interest) is done by sending in payments of at least $50. Such repayments will reduce your loan balance. You may then transfer such repaid amount to your Equity Option at any time.

Before taking a loan, you should consider the following:
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Interest payments on loans are generally not deductible for tax purposes.
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Under certain situations, policy loans could be considered taxable distributions.
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If you surrender your Fixed Policy or if we terminate your Fixed Policy, any outstanding loan amounts (plus accrued interest) will be taxed as a distribution. Generally, there will be federal income tax payable on the amount by which withdrawals and loans exceed the premiums paid to date. (See “Federal Tax Matters — Loans.”) In addition, the amounts borrowed and withdrawn reduce the cash value and any remaining cash value may be insufficient to pay the income tax on your gains.
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A policy loan increases the chances of our terminating your Fixed Policy due to insufficient cash value.
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An Equity Option’s conditional guaranteed minimum death benefit will be reduced by the same proportion as the loan reduces the Equity Option’s cash value.
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Your Fixed Policy’s death benefit will be reduced by any unpaid loan (plus any accrued and unpaid interest).
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The amount taken from your Equity Options’ cash value as a result of a loan does not participate in the investment experience of the investment divisions. Therefore, a loan can permanently affect the death benefit and cash value of the Equity Options, even if they are repaid.
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Under some circumstances, the existence of a policy loan can limit the amount of your Equity Option’s cash value that is permitted to be surrendered or withdrawn.
LAPSE
Termination
We will terminate Equity Options with no cash value or death benefit if you are not making sufficient premium payments under the Fixed Policy or if you reduce your Fixed Policy face amount of insurance below $50,000 ($100,000 for policies issued prior to July 1, 1997). We will terminate your Fixed Policy if we do not receive sufficient premium payments (or sufficient loan repayments so that the loan portion does not exceed the cash value of the Fixed Policy) by the end of a 31 day grace period. If the insured dies during the grace period, the insurance proceeds will still be payable, but we will deduct any due and unpaid Fixed Policy premiums and any policy loan and loan interest from the proceeds.
At the end of the grace period, if you have elected to do so, and if there is sufficient cash value in your Equity Option to do so, we will pay your premium from the Equity Option cash value through an automatic loan feature.
Reinstatement
We will reinstate (put back in force) the Equity Option if we reinstate your Fixed Policy. The reinstated Equity Option will have no cash value until an Equity Option premium payment or a permitted transfer into an Equity Option is made. We will reinstate your Fixed Policy subject to certain terms and conditions that the Fixed Policy provides. We must receive your reinstatement request within 3 years (or within any longer period provided by state law) after the end of the Fixed Policy’s grace period and before its Final Date.

CHARGES AND DEDUCTIONS YOU PAY FOR EQUITY OPTIONS
The Equity Option charges compensate us for the services and benefits we provide, the costs and expenses we incur, and the risks we assume. The name of a charge can suggest the purposes for which the charge is imposed. For example, the “sales charge” for the Equity Enricher is designed primarily to defray commissions and other costs of marketing the Equity Enricher. However, our revenues from any particular Equity Option charge may be more or less than any costs or expenses that charge may be intended primarily to cover. We may use our revenues from one Equity Options charge to pay other costs and expenses in connection with the Equity Options, including the cost of insurance and mortality and expense risk and administrative services charge. We may also profit from our revenues from all the Equity Options charges combined.
The following sets forth additional information about the Equity Options charges.
Deductions from Premiums
Sales charge: We deduct a 2.00% sales charge from each premium. This charge only applies to the Equity Enricher.
Charge for average expected state taxes attributable to premiums: We deduct 2.00% from each premium to reimburse us for the state and local taxes that we must pay based on premiums we receive. Premium taxes vary based on jurisdiction and currently range from 0 to 5.0%. Our charge approximates the average tax rate we expect to pay on premiums we receive from all states. This charge only applies to the Equity Enricher.
Federal tax charge: We deduct 1.00% from each premium to reimburse us for our estimate of the Federal income tax liability related to premiums. This charge only applies to the Equity Enricher.
Charge for Personalized Illustrations
We reserve the right to charge $25 for any request for an illustration in excess of one per year. We do not currently impose this charge.
Charges Included in the Monthly Deduction
We deduct the monthly deduction as of each Fixed Policy monthly anniversary, beginning with the first Fixed Policy month during which an Equity Option is in effect. We take the monthly deduction from each investment division you are using, in proportion to the Equity Option’s cash value in that investment division. If there is no cash value in the Equity Option, there is no insurance coverage provided under the Equity Option and therefore no monthly deduction is due.
Cost of insurance: This charge varies monthly based on many factors. Each month, we determine the charge by multiplying the applicable cost of insurance percent by the Equity Options cash value at the end of the prior Fixed Policy month.
There are two components of the monthly deduction.
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The cost of insurance percentage is based on our expectations as to future experience, taking into account the insured’s sex (if permitted by law), age, smoking status and rate class. The percentages will never exceed the guaranteed cost of insurance percentages set forth in your Equity Option rider. These guaranteed percentages are based on certain 1980 Commissioners Standard Ordinary Mortality Tables and the insured’s sex (if permitted by law), age and rate class. Our current percentages are lower than the maximums in most cases. We review our percentages periodically and may adjust them, but we will apply the same percentages to everyone who has had their Equity Option for the same amount of time and who is the same age, sex and rate class. As a general rule, the cost of insurance percentage increases each year you own your Equity Option, as the insured’s age increases. Accordingly, your cost of insurance charge will generally increase as the insured ages, even though the death benefit will decrease (relative to cash value) over time. See “Net Single Premium.”
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Rate class relates to the level of mortality risk we assume with respect to an insured. It can be the standard rate class, or one that is higher or lower (and, if the insured is 18 or older, we divide rate class by smoking status). The insured’s rate class will affect your charge for insurance coverage.
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The cash value of an Equity Option (to which the cost of insurance percent is applied) depends on a number of factors that are discussed below under “Equity Options Cash Value.” The amounts that you allocate to your Equity Options and any favorable investment performance on those amounts will tend to make such cash value go up. On the other hand, poor investment performance, the charges that we deduct each month, and any withdrawals or loans you take from your Equity Options cash value tend to make that cash value go down.
For Equity Additions, the current maximum amount that we may charge for the cost of insurance is $2.47 per $1,000 of Equity Additions Cash Value and the minimum that we may charge for the cost of insurance is $0.05 per $1,000 of Equity Additions Cash Value.
For Equity Enricher, the current maximum amount that we may charge for the cost of insurance is $2.47 per $1,000 of Equity Enricher Cash Value and the minimum that we may charge for the cost of insurance is $0.05 per $1,000 of Equity Enricher Cash Value.
Mortality and Expense Risk and Administrative Services Charge: We make this monthly charge primarily to compensate us for:
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expenses we incur in the administration of the Equity Option
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mortality risks that insureds may live for a shorter period than we expect; and
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expense risks that our issuing and administrative expenses may be higher than we expect.
The amount of the charge is lower if the Fixed Policy’s face amount is at least $250,000 at the date we calculate the charge. Therefore, changes you make in your Fixed Policy’s face amount could affect the rate at which this charge applies to you.
The charge is made monthly, based on the cash value of the Fixed Policy in our Separate Account, at an annual rate of 0.75% and 0.50% if the Fixed Policy’s face amount is at least $250,000.
Charges and Expenses of the Separate Account and the Portfolios
Charges for Income Taxes: In general, we don’t expect to incur federal, state or local taxes upon the earnings or realized capital gains attributable to the assets in the Separate Account relating to the Policies’ cash value. If we do incur such taxes, we reserve the right to charge the cash value allocated to the Separate Account for these taxes.
Portfolio Charges. Charges are deducted from and expenses paid out of the assets of the Portfolios that are described in the prospectuses for those Portfolios. Shares of the Portfolios are purchased for the Separate Account at their net asset value. The net asset value of Portfolios shares is determined after deduction of the fees and charges. For further information, consult the prospectus for each Portfolios and Appendix A.

Variations in Charges
We may vary the amounts of charges described in this prospectus as a result of such factors as (1) differences in legal requirements in the jurisdiction where the Equity Options are sold, (2) differences in actual or expected risks, expenses, persistency of the Equity Options or mortality experience among different categories of purchasers or insureds, and (3) changes in Equity Options pricing that we may implement from time to time. Any such variations will be pursuant to administrative procedures that we establish and will not discriminate unfairly against any Policy Owner. Any such variations may apply to existing Equity Options as well as to Equity Enricher issued in the future, except that the charges under any Equity Option may never exceed the maximums therein.
NET SINGLE PREMIUM
To determine an Equity Options death benefit, we divide an Equity Option's cash value by the net single premium. The net single premium varies from day to day and is based on the 1980 Commissioners Standard Ordinary Mortality Tables and the insured’s sex (if permitted by law) and age. While it is not a charge or expense, the lower the net single premium, the higher the death benefit, and vice versa. The net single premium under your Equity Option will increase each month, as the insured grows older. Accordingly, your death benefit (relative to your cash value) will decrease as the insured ages. However, your cost of insurance charge will generally increase over that same period of time. The amount of your net single premium for each month is prescribed in the Equity Option itself and we will not alter such amounts.
FEDERAL TAX MATTERS
The following is a brief summary of some tax rules and includes information about different types of benefits, not all of which may be available under the Policy. Such discussion does not address state, local or foreign tax issues related to the Policy. This discussion is not intended as tax advice. You must consult with and rely on the advice of your own tax or ERISA counsel, especially where the Policy is being purchased in connection with an employee benefit plan, such as a death benefit or deferred compensation plan, or is being purchased for estate, tax planning or similar purposes. You should also consult with your own tax adviser to find out how taxes can affect your benefits and rights under your Policy. Such consultation is especially important before you make unscheduled premium payments, change your specified face amount, change your death benefit option, change coverage provided by riders, take a loan or withdrawal, or assign or surrender the Policy. Under current federal income tax law, the taxable portion of distributions from variable life policies is taxed at ordinary income tax rates and does not qualify for the reduced tax rate applicable to long-term capital gains and dividends.
Insurance Proceeds
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Insurance proceeds are generally excludable from your Beneficiary’s gross income to the extent provided in Section 101 of the Internal Revenue Code (“Code”).
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In the case of employer-owned life insurance as defined in Section 101(j) of the Code, the amount of the death benefit excludable from gross income is limited to Premiums paid unless the Policy falls within certain specified exceptions and a notice and consent requirement is satisfied before the Policy is issued. Certain specified exceptions are based on the status of an employee as highly compensated, a director, or recently employed. There are also exceptions for Policy proceeds paid to an employee’s heirs. These exceptions only apply if proper notice is given to the Insured employee and consent is received from the Insured employee before the issuance of the Policy. These rules apply to Policies issued August 18, 2006 and later and also apply to Policies issued before August 18, 2006 after a material increase in the death benefit or other material change. An IRS reporting requirement applies to employer-owned life insurance subject to these rules. Because these rules are complex and will affect the tax treatment of death benefits, it is advisable to consult tax counsel. The death benefit will also be taxable in the case of a transfer-for-value unless certain exceptions apply.
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The death proceeds may be subject to federal estate tax: (i) if paid to the Insured’s estate or (ii) if paid to a different Beneficiary if the Insured possessed incidents of ownership at or within three years before death.
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If you die before the Insured, the value of your Policy (determined under IRS rules) is included in your estate and may be subject to federal estate tax.
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Whether or not any federal estate tax is due is based on a number of factors including the estate size. Please consult your tax adviser for the applicable estate tax rates.
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The insurance proceeds payable upon death of the Insured will never be less than the minimum amount required for the Policy to be treated as life insurance under Section 7702 of the Code, as in effect on the date the Policy was issued. The rules with respect to Policies issued on a substandard risk basis are not entirely clear.
Cash Value (If Your Policy Is Not a Modified Endowment Contract)
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You are generally not taxed on your Cash Value until you withdraw it or surrender your Policy or receive a distribution (such as when your Policy terminates on the Final Date). In these cases, you are generally permitted to take withdrawals and receive other distributions up to the amount of Premiums paid without any tax consequences. However, withdrawals and other distributions will be treated as gain subject to ordinary income tax after you have received amounts equal to the total Premiums you paid. Somewhat different rules may apply if there is a death benefit reduction in the first 15 Policy years. Distributions during the first 15 Policy years accompanied by a reduction in Policy benefits, including distributions which must be made in order to enable the Policy to continue to qualify as a life insurance contract for federal income tax purposes, are subject to different tax rules and may be treated in whole or in part as taxable income.
Loans
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Loan amounts you receive will generally not be subject to income tax, unless your Policy is or becomes a modified endowment contract, is exchanged or terminates.
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Interest on loans is generally not deductible. For businesses that own a Policy, at least part of the interest deduction unrelated to the Policy may be disallowed unless the Insured is a 20% owner, officer, director or employee of the business.
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If your Policy terminates (upon surrender, cancellation, lapse, the Final Date or, in most cases, exchanges) while any Policy loan is outstanding, the amount of the loan plus accrued interest thereon will be deemed to be a “distribution” to you. Any such distribution will have the same tax consequences as any other Policy distribution. Thus, there will generally be federal income tax payable on the amount by which withdrawals and loans exceed your remaining basis in the Policy. In the case of an exchange, any outstanding Policy loan will generally be taxed to the extent of any Policy gain. Please be advised that amounts borrowed and withdrawn reduce the Policy’s Cash Value and any remaining Policy Cash Value may be insufficient to pay the income tax on your gains.
Modified Endowment Contracts
These contracts are life insurance policies where the Premiums paid during the first 7 years after the Policy is issued, or after a material change in the Policy, exceeds tax law limits referred to as the “7-pay test.” Material changes in the Policy include changes in the level of benefits, receipt of an unnecessary Premium and certain other changes to your Policy after the issue date. Unnecessary premiums are premiums paid into the Policy which are not needed in order to provide a death benefit equal to the lowest death benefit that was payable in the most recent 7-pay testing period. Reductions in benefits during a 7-pay testing period also may cause your Policy to become a modified endowment contract. Generally, a life insurance policy that is received in exchange for a modified endowment contract will also be considered a modified endowment contract. The IRS has promulgated a procedure for the correction of inadvertent modified endowment contracts that may provide relief in limited circumstances.
Due to the flexibility of the Policy as to Premiums and benefits, the individual circumstances of each Policy will determine whether it is classified as a modified endowment contract.
If your Policy is considered a modified endowment contract the following applies:
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The death benefit will still generally be income tax free to your Beneficiary, to the extent discussed above.
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Amounts withdrawn or distributed before the Insured’s death, including (without limitation) loans taken from or secured by the Policy, assignments and pledges, are (to the extent of any gain in your Policy) treated as income first and subject to income tax. All modified endowment contracts you purchase from us and our affiliates during the same calendar year are treated as a single contract for purposes of determining the amount of any such income.
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An additional 10% income tax penalty generally applies to the taxable portion of the amounts you receive before age 59 1∕2 except if you are disabled or if the distribution is part of a series of substantially equal periodic payments for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your Beneficiary. The foregoing exceptions to the 10% additional tax generally do not apply to a Policy owner that is a non-natural person, such as a corporation.
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If a Policy becomes a modified endowment contract, distributions that occur during the Policy year will be taxed as distributions from a modified endowment contract. In addition, distributions from a Policy within two years before it becomes a modified endowment contract will be taxed in this manner. This means that a distribution made from a Policy that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract.
Diversification
In order for your Policy to qualify as life insurance, we must comply with certain diversification standards with respect to the investments underlying the Policy. We believe that we satisfy and will continue to satisfy these diversification standards. Inadvertent failure to meet these standards may be able to be corrected. Failure to meet these standards would result in immediate taxation to Policy owners of gains under their Policy. If Portfolio shares are sold directly to tax-qualified retirement plans that later lose their tax-qualified status, or to non-qualified plans, there could be adverse consequences under the diversification rules.
Investor Control
In some circumstances, owners of variable policies who retain excessive control over the investment of the underlying Separate Account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the Policy, we believe that the owner of a Policy should not be treated as an owner of the assets in our Separate Account. We reserve the right to modify the Policy to bring them into conformity with applicable standards should such modification be necessary to prevent owners of the Policy from being treated as the owners of the underlying Separate Account assets.

Estate, Gift and Generation-Skipping Transfer Taxes
The transfer of the Policy or the designation of a Beneficiary may have Federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes. When the Insured dies, the death proceeds will generally be includable in the Policy owner’s estate for purposes of the Federal estate tax if the Policy owner was the Onsured. If the Policy owner was not the Insured, the fair market value of the Policy would be included in the Policy owner’s estate upon the Policy owner’s death. The Policy would not be includable in the Insured’s estate if the Insured neither retained incidents of ownership at death nor had given up ownership within three years before death.
Moreover, under certain circumstances, the Code may impose a “generation-skipping transfer tax” when all or part of a life insurance policy is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Policy owner. Regulations issued under the Code may require us to deduct the tax from your Policy, or from any applicable payment, and pay it directly to the IRS.
Qualified tax advisers should be consulted concerning the estate and gift tax consequences of Policy ownership and distributions under Federal, state and local law. The individual situation of each Policy owner or Beneficiary will determine the extent, if any, to which Federal, state, and local transfer and inheritance taxes may be imposed and how ownership or receipt of Policy proceeds will be treated for purposes of Federal, state and local estate, inheritance, generation-skipping transfer and other taxes.
In general, current rules provide for a $15 million federal estate, gift and generation-skipping transfer tax exemption for deaths occurring and gifts made after December 31, 2025 (as indexed for inflation) and a top tax rate of 40 percent.
The complexity of the tax law, along with uncertainty as to how it might be modified in coming years, underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.
Withholding
To the extent that Policy distributions are taxable, they are generally subject to withholding for the recipient’s Federal income tax liability. Recipients can generally elect however, not to have tax withheld from distributions.
Life Insurance Purchases by Nonresident Aliens and Foreign Corporations
Policy owners that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies. In addition, Policy owners may be subject to state and/or municipal taxes and taxes that may be imposed by the Policy owner’s country of citizenship or residence. Prospective purchasers that are not U.S. citizens or residents are advised to consult with a qualified tax adviser regarding U.S. and foreign taxation with respect to a Policy purchase.
Businesses can use the Policy in various arrangements, including nonqualified deferred compensation or salary continuation plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances. If you are contemplating a change to an existing Policy or purchasing the Policy for any arrangement the value of which depends in part on its tax consequences, you should consult a qualified tax adviser.

Guidance on Split Dollar Plans
The IRS has issued guidance on split dollar insurance plans. A tax adviser should be consulted with respect to this guidance if you have purchased or are considering the purchase of a Policy for a split dollar insurance plan.
The Sarbanes-Oxley Act of 2002 (the “Act”), which was signed into law on July 30, 2002, prohibits, with limited exceptions, publicly-traded companies, including non-U.S. companies that have securities listed on exchanges in the United States, from extending, directly or indirectly or through a subsidiary, many types of personal loans to their directors or executive officers. It is possible that this prohibition may be interpreted as applying to split-dollar life insurance policies for directors and executive officers of such companies, since at least some such arrangements can arguably be viewed as involving a loan from the employer for at least some purposes.
Any affected business contemplating the payment of a premium on an existing Policy, or the purchase of a new Policy in connection with a split dollar life insurance arrangement should consult legal counsel.
Split dollar insurance plans that provide deferred compensation may be subject to rules governing deferred compensation arrangements. Failure to adhere to these rules will result in adverse tax consequences. A tax adviser should be consulted with respect to such plans.
In the case of a business-owned Policy, the provisions of Section 101(j) of the Code may limit the amount of the death benefit excludable from gross income unless a specified exception applies and a notice and consent requirement is satisfied, as discussed above.
Transfer of Issued Life Insurance Policies to Third parties.
If you transfer the Policy to a third party, including a sale of the Policy to a life settlement company, such transfer for value may be taxable. The death benefit will also be taxable in the case of a transfer for value unless certain exceptions apply. We may be required to report certain information to the IRS, as required under IRC section 6050Y and applicable regulations. You should consult with a qualified tax advisor for further information prior to transferring the Policy.
Changes to Tax Rules and Interpretations
Changes in applicable tax laws, rules and interpretations can adversely affect the tax treatment of your Policy. These changes may take effect retroactively. We reserve the right to amend the Policy in any way necessary to avoid any adverse tax treatment. Examples of changes that could create adverse tax consequences include:
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Possible taxation of Cash Value transfers between investment options;
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Possible taxation as if you were the owner of your allocable portion of the Separate Account’s assets;
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Possible changes in the tax treatment of Policy benefits and rights.
To the extent permitted under the federal tax law, we may claim the benefit of certain foreign tax credits attributable to taxes paid by certain Portfolios to foreign jurisdictions.
The Company’s Income Taxes
Under current federal income tax law we are not taxed on the Separate Account’s operations. Thus, currently we do not deduct a charge from the Separate Account for company federal income taxes. (We do deduct a charge for federal taxes from Premiums.) We reserve the right to charge the Separate Account for any future federal income taxes we may incur. Under current laws we may incur state and local taxes (in addition to Premium taxes). These taxes are not now significant and we are not currently charging for them. If they increase, we may deduct charges for such taxes.
We may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits which may include foreign tax credits and corporate dividends received deductions, are not passed back to the Separate Account or to Policy owners since we are the owner of the assets from which the tax benefits are derived.
OTHER FIXED POLICY PROVISIONS
You should read your Fixed Policy and any riders, including the Equity Options riders, for a full discussion of their provisions. The following is a brief discussion of some of the provisions that you should consider:
Suicide
If the insured commits suicide within the first two Fixed Policy years (one year in Colorado, Minnesota and North Dakota), your beneficiary will receive all premiums paid to the Fixed Policy and any riders (without interest), less any outstanding loans (plus accrued interest) and withdrawals taken.
Assignment and Change of Ownership
You can designate a new owner or otherwise assign an Equity Option only as part of an assignment of your Fixed Policy. You can assign your Fixed Policy as collateral if you notify us in writing. The assignment or release of the assignment is effective when it is recorded at our Designated Office. We are not responsible for determining the validity of the assignment or its release. Also, there could be serious adverse tax consequences to you or your beneficiary, so you should consult with your tax adviser before making any change of ownership or other assignment.
Payment and Deferment
Generally, we will pay or transfer amounts from the Separate Account within seven days after the Date of Receipt of all necessary documentation required for such payment or transfer. We can defer this if:
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The New York Stock Exchange has an unscheduled closing.
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There is an emergency so that we could not reasonably determine the investment experience of an Equity Option.
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The Securities and Exchange Commission determines that an emergency exists or by order permits us to do so for the protection of Policy Owners with Equity Options (provided that the delay is permitted under New York State insurance law and regulations).
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With respect to the insurance proceeds, entitlement to a payment is being questioned or is uncertain.
We may also suspend or postpone payment for a withdrawal when we have a reasonable belief that the payment being requested is connected to financial exploitation of a Specified Adult. A Specified Adult is a person who is age 65 or older or a person aged 18 or older who has a mental or physical impairment that renders the individual unable to protect his or her own interests. If we reasonably suspect financial exploitation of a Specified Adult, we will place a temporary hold on the payment, transfer the amount of the payment to the Fixed Account and provide notification to you, the Trusted Contact Person(s) on file and any other party authorized to make transactions under the Policy that a hold has been placed on the payment(s) pending further investigation. A Trusted Contact

Person is the person or persons designated by you as a person we may contact should we not be able to contact you or if you are a Specified Adult and we reasonably believe or suspect that you have or are being financially exploited. The Trusted Contact Person may be changed by you by contacting our Designated Office. We may hold the payment for up to 15 business days (or longer under certain conditions) after the temporary hold was placed while we conduct further investigation, unless the period is extended by a regulator or court order.
We may withhold payment of surrender, partial withdrawals or loan proceeds if any portion of those proceeds would be derived from a your check or from a preauthorized checking arrangement that has not yet cleared (i.e. that could still be dishonored by your banking institution). We may use telephone, fax, Internet or other means of communications to verify that payment from the your check or preauthorized checking arrangement has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. You may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check. We pay interest on the amount of insurance proceeds if, and in the amount required, by state law from the date of death until the date we pay the benefit.
Dividends
The Equity Options are “nonparticipating,” which means they are not eligible for dividends from us and do not share in any distributions of our surplus.
SALES AND DISTRIBUTION OF THE POLICIES
We have entered into a distribution agreement with our affiliate, MetLife Investors Distribution Company (“Distributor” or “MLIDC”), for the distribution of the Policies. The Distributor’s principal executive offices are located at 200 Park Avenue, New York, New York 10166. The Distributor is registered with the Securities and Exchange Commission as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority (“FINRA”). FINRA provides background information about broker-dealers and their registered representatives through FINRA Broker Check. You may contact the FINRA Broker Check Hotline at (800) 289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA Broker Check is available through the Hotline or on-line.
Equity Options and the Fixed Policy are no longer offered for sale.
Distributing the Equity Options
The Equity Options and the Fixed Policy were sold through licensed sales representatives who were formerly affiliated with the Company.
We reimburse MLIDC for expenses MLIDC incurs in distributing the Equity Options (e.g. commissions payable to the broker-dealers who sold the Equity Enricher).
The payments described below do not result in a charge against the Equity Options in addition to the charges already described elsewhere in this prospectus. We may require all or part of the compensation to be returned to us if you either make a withdrawal from your Equity Enricher or the Fixed Policy terminates.
Commissions and other incentives or payments described below are not charged directly to Policy Owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the Policy.

The Statement of Additional Information contains additional information about the compensation paid for the sale of the Policies.
Compensation to Formerly Affiliated Sales Representatives and their Managers for the Sale of the Policy
Sales representatives that were registered with a broker-dealer that was formerly affiliated with the Company may have been career sales representatives who were employees of MetLife or brokers who were not employees of MetLife (“formerly affiliated sales representatives”).
Formerly affiliated sales representatives received cash payments for the sale of the base Policy and certain riders. We did not make any payment for the sale of the Equity Additions, but did make payments for the sale of the Equity Enricher.
Formerly affiliated sales representatives received cash payments for the products they sold and serviced based upon a ‘gross dealer concession’ model. The cash payment is equal to a percentage of the gross dealer concession amount (described below for the Policy). For formerly affiliated sales representatives, the percentage was determined based upon a formula that takes into consideration premiums applied to proprietary products that the formerly affiliated sales representative sold and serviced. Proprietary products are those issued by us or our affiliates. Because sales of proprietary products were a factor in determining the percentage of gross dealer concession amount and/or the amount of additional compensation to which formerly affiliated sales representatives were entitled, they had an incentive to favor the sale of proprietary products over other products issued by non-affiliates. In addition, because their sales managers’ compensation was based on the sales made by the representatives they supervised, these sales managers also had an incentive to favor the sale of proprietary products.
The gross dealer concession amount for the Equity Enricher was 4.75% of the Equity Enricher premiums in all Policy years.
LEGAL PROCEEDINGS
In the ordinary course of business, MetLife, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.
It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, MetLife does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MetLife Investors Distribution Company to perform its obligations to the Separate Account or of MetLife to meet its obligations under the Fixed Policies and the Equity Options.
RESTRICTIONS ON FINANCIAL TRANSACTIONS
Applicable laws designed to counter terrorism and prevent money laundering by criminals might, in certain circumstances, require us to reject a premium payment and/or block or “freeze” your account. If these laws apply in a particular situation, we would not be allowed to process any request for withdrawals, surrenders, loans or death benefits, make transfers, or continue making payments under your death benefit option until instructions are received from the appropriate regulator. We also may be required to provide additional information about you or your Fixed Policy, including Equity Options, to government regulators.

FINANCIAL STATEMENTS
The financial statements of the Separate Account and the financial statements of Metropolitan Life are located in the Statement of Additional Information. Metropolitan Life's financial statements should be considered only as bearing on our ability to meet our obligations under the Policies. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

GLOSSARY
Age — For purpose of computing the insured’s age we start with the insured’s age on the Date of Policy which is set forth in the Fixed Policy.
Attained Age — The insured’s issue age plus the number of completed Fixed Policy years.
Beneficiary — The beneficiary is the person or persons designated by the owner of the Fixed Policy to receive insurance proceeds upon the death of the insured. A beneficiary may be changed as set forth in the Policy and this Prospectus. Unless otherwise stated in the Policy, the beneficiary has no rights in the Policy before the death of the insured. If there is more than one beneficiary at the death of the insured, each will receive equal payments unless otherwise provided by the owner.
Date of Policy — The date of the policy as set forth in the Fixed Policy. The Date of Policy is usually the date the Fixed Policy application is approved.
Designated Office —  Our Designated Office varies based on the type of service request or transaction that you are making. The most recent correspondence or annual statement sent to you will have the address and telephone number that you can use to contact us for specific transactions and requests. Your premium payment bill will have the address and telephone number that you can use to pay premiums. We will notify you if there are changes to this information.
Fixed Policy —  A fixed benefit policy without Equity Options riders.
Fund — An underlying mutual fund in which the Separate Account assets are invested.
General Account — The assets of Metropolitan Life other than those allocated to the Separate Account.
Indebtedness — The total of any unpaid Fixed Policy loan and loan interest.
Insured — The person upon whose life the Fixed Policy is issued.
Investment Division — A sub-account of the Separate Account that invests in shares of a Portfolio.
Investment Start Date — The initial effective time of your Equity Options’ investment in the Separate Account.
Monthly Anniversary — The same date in each month beginning with the first Fixed Policy month during which any Equity Option is in effect. We deduct the monthly deduction as of each Fixed Policy monthly anniversary.
Net Cash Value — The Fixed Policy’s cash value less any outstanding loans and accrued loan interest.
Net Premium — The Net Premium under the Equity Enricher is your premium payments minus the minus the sales charge, the premium tax charge, and the federal tax charge.
Net Single Premium — Is an amount that varies from day to day and is based on the 1980 Commissioners Standard Ordinary Mortality Tables and the insured’s sex (if permitted by law) and age. The Net Single Premium together with the cash value in the Equity Option is used to determine an Equity Options death benefit.
Portfolio  —  A portfolio of an open-end management investment company that is registered with the SEC in which the Separate Account UL investment divisions invest.

Riders — Optional riders that can be added to the Fixed Policy that provide additional features. Some riders provide methods under which credits (such as dividends that become payable under your Fixed Policy, as well as any cash value that you transfer from another credit option that you have in effect) can be applied to accumulate additional cash value and purchase additional death benefits.
Separate Account — Metropolitan Life Separate Account UL, a separate account established by MetLife to receive and invest premium payments paid under the Equity Options and certain other variable life insurance policies.
Valuation Date — Each day on which the New York Stock Exchange is open for trading or, on days other than when the New York Stock Exchange is open, on which it is determined that there is a sufficient degree of trading in a Fund’s portfolio securities that the current net asset value of its redeemable securities might be materially affected. Valuations for any date other than a Valuation Date will be determined as of the next Valuation Date.
Valuation Period — The period between two successive Valuation Dates, commencing at 4:00 p.m. Eastern Time on each Valuation Date and ending at 4:00 p.m. Eastern Time on the next succeeding Valuation Date.
You — “You” refers to the Fixed Policy Owner.

APPENDIX A: PORTFOLIOS AVAILABLE UNDER THE EQUITY OPTIONS
The following is a list of the Portfolios currently available under the Equity Options. More information about the Portfolios is available in the prospectuses for the Portfolios, which may be amended from time to time and can be found online at dfinview.com/metlife/PUFT/MET000221. You can also request this information at no cost by calling (800) 638-5000 or by sending an email request to RCG@metlife.com. Updated performance information for the Portfolios is also available at http://www.metlife.com or by calling (800) 638-5000.
The current expenses and performance information below reflects fees and expenses of the Portfolios, but does not reflect the other fees and expenses that the Fixed Policy and Equity Options may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance.

FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 YEAR	5 YEAR	10 YEAR
US Equity	MetLife Stock Index Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.27%	17.59%	14.13%	14.53%
US Equity	Morgan Stanley Discovery Portfolio*‡ - Class A Brighthouse Investment Advisers, LLC Subadviser: Morgan Stanley Investment Management Inc.	0.65%	13.55%	-5.58%	14.29%
*
The Portfolio is subject to an expense reimbursement or fee waiver arrangement. The annual expenses shown reflect temporary fee reductions.
‡
The Morgan Stanley Discovery Portfolio is not available to the Equity Additions Rider.
The fee and expense information regarding the Portfolios was provided by those Portfolios.
A-1

This Prospectus incorporates by reference all of the information contained in the Statement of Additional Information dated the same date as this Prospectus, and which is legally part of this Prospectus.
The Statement of Additional Information is available, without charge, upon request. Additional information about the Equity Options and the Separate Account can be found in the Statement of Additional Information. You may view the Statement of Additional Information, by visiting our website at dfinview.com/metlife/PUFT/MET000221 or you may obtain a copy of the prospectus and/or the Statement of Information without charge, by calling (800) 638-5433, sending an email request to RCG@metlife.com or writing to our Designated Office.
For current information about your Equity Option values, for transfers and premium reallocations, to change or update Equity Option information such as your billing address, billing mode, beneficiary or ownership, for information about other Equity Option transactions, and to ask questions about your Equity Option, you may call our TeleService Center at (800) 638-5433.
Managing your variable life policy just got easier. We’re excited to share our enhanced website with you. Login or register today at online.metlife.com and enjoy a more convenient way to manage your policy and sign-up for eDelivery!
EDGAR ID: C000011873

The Equity Options (Equity Additions and Equity Enricher)
Metropolitan Life Separate Account UL
Issued by Metropolitan Life Insurance Company
STATEMENT OF ADDITIONAL INFORMATION
April 27, 2026
This Statement of Additional Information is not a prospectus. This Statement of Additional Information relates to the Prospectus dated April 27, 2026 for the Equity Options (the “Policies”) and should be read in conjunction therewith. Unless otherwise indicated, terms used in this Statement of Additional Information have the same meaning as they do in the Prospectus. A copy of the Prospectus for Equity Options may be found online at dfinview.com/metlife/PUFT/MET000221, by calling (800) 638-5433 or by writing to our Designated Office.
The financial statements comprising each of the Divisions of the Separate Account and the financial statements of the Company are hereby incorporated by reference from the submission form type N-VPFS, File No. 811-06025, filed by the Separate Account with the SEC on April 13, 2026.
SAI-1

Table of Contents

Page
THE COMPANY AND THE SEPARATE ACCOUNT	SAI-3
DISTRIBUTION OF THE POLICIES THAT INCLUDE THE EQUITY OPTIONS	SAI-3
NON-PRINCIPAL RISKS OF INVESTING IN THE CONTRACT	SAI-3
PAYMENT OF PROCEEDS	SAI-3
POTENTIAL CONFLICTS OF INTEREST	SAI-4
LIMITS TO METLIFE’S RIGHT TO CHALLENGE THE POLICY	SAI-4
MISSTATEMENT OF AGE OR SEX	SAI-4
REPORTS	SAI-4
PERSONALIZED ILLUSTRATIONS	SAI-5
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	SAI-5
FINANCIAL STATEMENTS	SAI-6
SAI-2

THE COMPANY AND THE SEPARATE ACCOUNT
Metropolitan Life Insurance Company (“MetLife”, “we”, “us”, “our” or the “Company”) is a provider of insurance, annuities, employee benefits and asset management. We are also one of the largest institutional investors in the United States with a general account portfolio invested primarily in fixed income securities (corporate, structured products, municipals, and government and agency) and mortgage loans, as well as real estate, real estate joint ventures, other limited partnerships and equity securities. Metropolitan Life Insurance Company was incorporated under the laws of New York in 1868. The Company’s office is located at 200 Park Avenue, New York, New York 10166-0188. The Company is a wholly-owned subsidiary of MetLife, Inc. MetLife, Inc. is a holding company.
We established the Separate Account under New York law on December 13, 1988. The Separate Account receives premium payments from the Equity Options described in the Prospectus and other variable life insurance policies that we issue. These other policies impose different costs, and provide different benefits, from the Policies. The Separate Account meets the definition of a “separate account” under Federal securities laws, and is registered with the U.S. Securities and Exchange Commission (the “SEC”). Registration with the SEC does not involve SEC supervision of the Separate Account’s management or investments. However, the New York Insurance Commissioner regulates MetLife and the Separate Account.
DISTRIBUTION OF THE POLICIES THAT INCLUDE THE EQUITY OPTIONS
MetLife Investors Distribution Company (“MLIDC”), 200 Park Avenue, New York, New York 10166, is the principal underwriter and distributor of the Equity Options. MLIDC, which is our affiliate, is registered under the Securities Exchange Act of 1934 (the “34 Act”) as a broker-dealer and is a member of the Financial Industry Regulatory Authority (“FINRA”). Equity Options are no longer sold.
We do not pay commissions for the sale of the Equity Additions. MLIDC received sales compensation with respect to the sale of Equity Enricher in the following amounts:
Fiscal Year	Aggregate Amount of Commissions Paid to Distributor	Aggregate Amount of Commissions Retained by Distributor After Payments to Selling Firms
2025	$5,311	$0
2024	$7,628	$0
2023	$7,858	$0
NON-PRINCIPAL RISKS OF INVESTING IN THE CONTRACT
PAYMENT OF PROCEEDS
We can delay transfers, withdrawals, surrender and payment of Policy loans from the Fixed Account for up to six months. Generally, we will pay or transfer amounts from the Separate Account within seven days after the Date of Receipt of all necessary documentation required for such payment or transfer. We can defer this if:
●
The New York Stock Exchange has an unscheduled closing.
●
There is an emergency so that we could not reasonably determine the investment experience of a Policy.
●
The SEC determines that an emergency exists.
●
The SEC by order permits us to do so for the protection of Policy Owners (provided that the delay is permitted under New York State insurance law and regulations).
●
With respect to the insurance proceeds, if entitlement to a payment is being questioned or is uncertain.
SAI-3

●
We are paying amounts attributable to a check. In that case we can wait for a reasonable time (15 days or less) to let the check clear.
We may withhold payment of surrender or loan proceeds if those proceeds are coming from an Owner's check, or from a premium transaction under our pre-authorized checking arrangement, which has not yet cleared. We may also delay payment while we consider whether to contest the Policy. We pay interest on the death benefit proceeds from the date of death to the date we pay them. Normally we promptly make payments of cash value, or of any loan value available, from cash value in the Fixed Account. However, we may delay those payments for up to six months. We pay interest in accordance with state insurance law requirements on delayed payments.
POTENTIAL CONFLICTS OF INTEREST
The Portfolio’s Boards of Trustees monitor events to identify conflicts that may arise from the sale of Portfolio shares to variable life and variable annuity separate accounts of affiliated and, if applicable, unaffiliated insurance companies and qualified plans. Conflicts could result from changes in state insurance law or Federal income tax law, changes in investment management of a Portfolio, or differences in voting instructions given by variable life and variable annuity contract owners and qualified plans, if applicable. If there is a material conflict, the Board of Trustees will determine what action should be taken, including the removal of the affected Division from the Portfolio(s), if necessary. If we believe any Portfolio action is insufficient, we will consider taking other action to protect Policy Owners. There could, however, be unavoidable delays or interruptions of operations of the Separate Account that we may be unable to remedy.
LIMITS TO METLIFE’S RIGHT TO CHALLENGE THE POLICY
We will not contest your Policy after two Policy years from the Fixed Policy’s issue or reinstatement (excluding riders added later). We will not contest an increase in a death benefit after it has been in effect for two years. We can challenge an increase in face amount, with regard to material misstatements concerning such increase, for two years during the insured’s lifetime from its effective date.
MISSTATEMENT OF AGE OR SEX
We will adjust benefits to reflect the correct age and sex of the insured, if this information is not correct in the Policy application.
Any payment or Policy changes we make in good faith, relying on our records or evidence supplied with respect to such payment, will fully discharge our duty. We reserve the right to correct any errors in the Policy.
REPORTS
Generally, you will promptly receive statements confirming your significant transactions such as:
●
Transactions between an Equity Option and another part of the Policy.
●
Transfers between Divisions.
●
Partial withdrawals.
●
Loan amounts you request.
●
Premium payments.
If your premium payments are made through preauthorized checking arrangement or another systematic payment method, we will not send you any confirmation in addition to the one you receive from your bank or employer.
We will also make available an annual statement within 30 days after a Policy year. The statement will summarize the year’s transactions and include information on:
SAI-4

●
Deductions and charges.
●
Status of the death benefit.
●
Cash values.
●
Amounts in the Divisions you are using.
●
Status of Policy loans.
●
Automatic loans to pay interest.
●
Information on your modified endowment contract status (if applicable).
We will also make available to you a Portfolio’s annual and semi-annual reports to shareholders. Reports will be available online at https://dfinview/metlife/PUFT/MET000221 and we will send you a notice when a report is available. You may also request paper copies of these reports.
PERSONALIZED ILLUSTRATIONS
We may provide personalized illustrations showing how the Equity Options work based on assumptions about investment returns and the Policy Owner’s and/or insured’s characteristics. The illustrations are intended to show how the death benefit and cash value for the Equity Options could vary over an extended period of time assuming hypothetical gross rates of return (i.e., investment income and capital gains and losses, realized or unrealized) for the Separate Account equal to specified constant after-tax rates of return. One of the gross rates of return will be 0%. Gross rates of return do not reflect the deduction of any charges and expenses. The illustrations will be based on specified assumptions, such as face amount, premium payments, insured, underwriting class, and death benefit option. Illustrations will disclose the specific assumptions upon which they are based. Values will be given based on guaranteed mortality and expense risk and other charges and may also be based on current mortality and expense risk and other charges.
The illustrated death benefit, Cash Surrender Value, and Cash Value for a hypothetical Policy would be different, either higher or lower, from the amounts shown in the illustration if the actual gross rates of return averaged the gross rates of return upon which the illustration is based, but varied above and below the average during the period, or if premiums were paid in other amounts or at other than annual intervals. For example, as a result of variations in actual returns, additional Premium payments beyond those shown or to realize the Policy values shown in particular illustrations even if the average rate of return is realized. Illustrations may also show the internal rate of return on the Cash Surrender Value and the death benefit. The internal rate of return on the Cash Surrender Value is equivalent to an interest rate (after taxes) at which an amount equal to the illustrated premiums could have been invested outside the Policy to arrive at the death benefit of the Policy. Illustrations may also show values based on the historical performance of the Divisions. We reserve the right to impose a $25 fee for each illustration that you request in excess of one per year.
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The statements of assets and liabilities of each of the divisions of Metropolitan Life Separate Account UL as of December 31, 2025, the related statements of operations and changes in net assets for each of the years or partial periods included within the three-year period ended December 31, 2025, the financial highlights for each of the years or partial periods included within the five-year period ended December 31, 2025, and the related notes (collectively referred to as the “financial statements and financial highlights”), incorporated by reference in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report. Such financial statements and financial highlights are incorporated by reference in reliance upon the report of such firm given their authority as experts in accounting and auditing.
The financial statements of Metropolitan Life Insurance Company as of December 31, 2025 and 2024 and for each of the three years in the period ended December 31, 2025, incorporated by reference in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report. Such financial statements are incorporated by reference in reliance upon the report of such firm given their authority as experts in accounting and auditing.
SAI-5

The principal business address of Deloitte & Touche LLP is 30 Rockefeller Plaza, New York, New York 10112-0015.
FINANCIAL STATEMENTS
The audited financial statements comprising each of the Divisions of Metropolitan Life Separate Account UL and the audited consolidated financial statements of the Company are incorporated by reference from the submission form type N-VPFS, File No. 811-06025, filed by the Separate Account with the SEC on April 13, 2026. Our financial statements should be considered only as bearing upon our ability to meet our obligations under the Policy.
SAI-6

Part C: Other Information
Item 30. Exhibits
(a)
Resolution of the Board of Directors of Metropolitan Life Insurance Company effecting the establishment of
Metropolitan Life Separate Account UL. (Incorporated herein by reference to Post-Effective Amendment No. 5 to the Registrant’s Registration Statement on Form S-6 (File No. 033-47927) filed April 30, 1997.)

(b)			Custodian Agreements. None.
(c)	(i)		Form of Broker Agreement. (Incorporated herein by reference to Post-Effective Amendment No. 5 to the Registrant’s Registration Statement on Form S-6 (File No. 033-47927) filed April 30, 1997.)
	(ii)		Forms of Selling Agreement. (Incorporated herein by reference to Post-Effective Amendment No. 18 to the Registrant’s Registration Statement on Form N-6 (File No. 033-47927) filed on April 30, 2004.)
(iii)
Form of Retail Sales Agreement. (Incorporation herein by reference to Post-Effective Amendment No. 5 to
Metropolitan Life Separate Account E’s Registration Statement on Form N-4 (File No. 333-83716) filed April 26,
2006.)

(iv)
Amended and Restated Principal Underwriting Agreement with MetLife Investors Distribution Company dated
October 1, 2018. (Incorporated herein by reference to Post-Effective Amendment No. 31 to Registration
Statement on Form N-4 for Metropolitan Life Separate Account E (File No. 333-52366) filed April 23, 2019.)

(v)
Enterprise Sales Agreement between MetLife Investors Distribution Company and broker-dealers dated February
2010. (Incorporated herein by reference to Exhibit 3(b)(ii) Post-Effective Amendment No. 14 to Metropolitan
Life Separate Account E’s Registration Statement on Form N-4 (File No. 333-83716) filed April 13, 2010.)

(vi)
Master Retail Sales Agreement between MetLife Investors Distribution Company and broker-dealers dated
September 2012. (Incorporated herein by reference to Post-Effective Amendment No. 27 to the Registrant’s
Registration Statement on Form N-6 (File No. 033-47927) filed April 11, 2013.)

(d)	(i)
Variable Additional Insurance Rider. (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the
Registrant’s Registration Statement on Form S-6 (File No. 333-40161) as filed on April 2, 1998.)

	(ii)		L98 fixed benefit Life Insurance Policy. (Incorporated herein by reference to the Registrant’s Registration Statement on Form S-6 (File No. 333-40161) filed November 13, 1997.)
(iii)
Form of Variable Additional Benefit Rider. (Incorporated herein by reference to Post-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form S-6 (File No. 333-40161) filed April 13, 1999.)

(e)
Updated Enterprise Application for Policy. (Incorporated herein by reference to Post-Effective Amendment No.
19 to the Registrant’s Registration Statement on Form N-6 (File No. 033-47927) filed April 29, 2005.)

(f)	(i)
Amended and Restated By-Laws of Metropolitan Life Insurance Company (effective December 21, 2023).
(Incorporated herein by reference to Post-Effective Amendment No. 30 to the Registrant's Registration
Statement on From N-6 (File No. 333-40161) filed April 23, 2024.)

(ii)
Amended and Restated Charter of Metropolitan Life Insurance Company (effective May 16, 2016). (Incorporated herein by reference to Post-Effective Amendment No. 24 to Metropolitan Life Separate Account E's Registration
Statement on Form N-4 (File No. 333-176654) filed April 21, 2022.)

(g)			Reinsurance Contracts. None.
(h)	(i)
Participation Agreement, dated March 6, 2017, among Brighthouse Funds Trust I, Metropolitan Life Insurance
Company, Brighthouse Investment Advisers, LLC and Brighthouse Securities, LLC. (Incorporated herein by reference to Post-Effective Amendment No. 19 to Metropolitan Life Separate Account E’s Registration Statement
on Form N-4 (File No. 333-176654) filed April 12, 2017.)

(a)
Amendment dated January 1, 2021, to the Participation Agreement dated March 6, 2017 by and among
Brighthouse Funds Trust I, Metropolitan Life Insurance Company, Brighthouse Investment Advisers, LLC and
Brighthouse Securities, LLC. (Incorporated herein by reference to Post-Effective Amendment No. 27 to
Metropolitan Life Separate Account E’s Registration Statement on Form N-4 (File No. 333-83716) filed April 28,
2021.)

(ii)
Participation Agreement, dated March 6, 2017, among Brighthouse Funds Trust II, Metropolitan Life Insurance
Company, Brighthouse Investment Advisers, LLC and Brighthouse Securities, LLC. (Incorporated herein by reference to Post-Effective Amendment No. 19 to Metropolitan Life Separate Account E’s Registration Statement
on Form N-4 (File No. 333-176654) filed April 12, 2017.)

(a)
Amendment dated January 1, 2021, to the Participation Agreement dated March 6, 2017 by and among
Brighthouse Funds Trust II, Metropolitan Life Insurance Company, Brighthouse Investment Advisers, LLC and
Brighthouse Securities, LLC. (Incorporated herein by reference to Post-Effective Amendment No. 27 to
Metropolitan Life Separate Account E’s Registration Statement on Form N-4 (File No. 333-83716) filed April 28,
2021.)

(i)			Administrative Contracts. None.
(j)			Other Material Contracts. None.
(k)
Opinion and Consent of Counsel as to the legality of the securities being registered. (Incorporated herein by reference to Post-Effective Amendment No. 8 to the Registrant’s Registration Statement on Form N-6 (File
No.333-40161) filed on April 30, 2004.)

(l)			Actuarial Opinion. (Incorporated herein by reference to Post-Effective Amendment No. 12 to the Registrant’s Registration Statement on Form N-6 (File No. 333-40161) filed April 18, 2008.)
(m)			Calculation Exhibit. (Incorporated herein by reference to Post-Effective Amendment No. 12 to the Registrant’s Registration Statement on Form N-6 (File No. 333-40161) filed April 18, 2008.)
(n)			Consent of Independent Registered Public Accounting Firm. (Filed herewith.)
(o)			Other Opinions. None.
(p)			Initial Capital Agreements. None.
(q)			Redeemability Exemption.
(i)
Memoranda describing certain procedures filed pursuant to Rule 6e-3(T)(b)(12)(iii). (Incorporated herein by reference to Post-Effective Amendment No. 5 to the Registrant’s Registration Statement on Form S-6 (File No.
033-47927) filed April 30, 1997.)

(ii)
Addendum to Memoranda describing certain procedures filed pursuant to Rule 6e-3(T)(b)(12)(iii).
(Incorporation herein by reference to Post-Effective Amendment No. 12 to Metropolitan Life Separate Account
UL’s Registration Statement on Form S-6 (File No. 033-47927) filed April 10, 2001.)

(r)			Form of Initial Summary Prospectuses. None.
(s)			Powers of Attorney.
(i)
Powers of Attorney for Carla A. Harris, Carlos M. Gutierrez, Christian S. Mumenthaler, Denise M. Morrison, Diana
L. McKenzie, Jeh C. Johnson, John D. McCallion, Laura J. Hay, Mark A. Weinberger, Michel A. Khalaf, Robert G.
Hubbard, and William E. Kennard for Metropolitan Life Insurance Company and its designated Separate
Accounts. (Incorporated herein by reference to Post-Effective Amendment No. 17 to Metropolitan Life’s Separate
Account E’s Registration Statement on Form N-4, File No. 333-190296, Filed January 29, 2026.)

(ii)
Power of Attorney for Adrienne O’Neill for Metropolitan Life Insurance Company and its designated Separate
Accounts. (Incorporated herein by reference to Post-Effective Amendment No. 16 to Metropolitan Life Separate
Account E’s Registration Statement on Form N-4, File No. 333-190296, Filed November 12, 2025.)

	(iii)		Powers of Attorney for Daniel S. Glaser and Michelle Seitz for Metropolitan Life Insurance Company and its designated Separate Accounts. (Filed herewith)

Item 31. Directors and Officers of Depositor
Name and Principal Business Address	Positions and Offices with Depositor
Robert G. Hubbard 200 Park Avenue New York, NY 10166	Chairman of the Board and Director
Michel A. Khalaf 200 Park Avenue New York, NY 10166	President, Chief Executive Officer and Director
Daniel S. Glaser 200 Park Avenue New York, NY 10166	Director

Name and Principal Business Address	Positions and Offices with Depositor
Carlos M. Gutierrez 200 Park Avenue New York, NY 10166	Director
Carla Harris 200 Park Avenue New York, NY 10166	Director
Laura J. Hay 200 Park Avenue New York, NY 10166	Director
Jeh C. Johnson 200 Park Avenue New York, NY 10166	Director
William E. Kennard 200 Park Avenue New York, NY 10166	Director
Diana L. McKenzie 200 Park Avenue New York, NY 10166	Director
Denise M. Morrison 200 Park Avenue New York, NY 10166	Director
Christian S. Mumenthaler 200 Park Avenue New York, NY 10166	Director
Michelle Seitz 200 Park Avenue New York, NY 10166	Director
Mark A. Weinberger 200 Park Avenue New York, NY 10166	Director
Set forth below is a list of certain principal officers of Metropolitan Life Insurance Company. The principal business address of each principal officer is 200 Park Avenue, New York, NY 10166 unless otherwise noted below.
NAME	POSITIONS WITH DEPOSITOR
Michel A. Khalaf	President and Chief Executive Officer
Bryan E. Boudreau	Executive Vice President & Chief Actuary
Marlene Debel	Executive Vice President and Chief Risk Officer
Monica Curtis	Executive Vice President and Chief Legal Officer and Head of Government Relations
John D. McCallion	Executive Vice President and Chief Financial Officer
John A. Hall	Executive Vice President and Treasurer
William C. O'Donnell	Executive Vice President, Chief Financial Officer, U.S., MetLife Holdings
Bill Pappas	Executive Vice President, Global Technology & Operations
Adrienne O’Neill	Executive Vice President and Chief Accounting Officer
Ramy Tadros	Regional President, U.S. Business and Head of MetLife Holdings

Item 32. Persons Controlled by or Under Common Control with the Depositor or the Registrant
The Registrant is a separate account of Metropolitan Life Insurance Company under the New York Insurance law. Under said law the assets allocated to the Separate Account are the property of Metropolitan Life Insurance Company. Metropolitan Life Insurance Company is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. The following outline indicates those persons who are controlled by or under common control with MetLife, Inc. No person is controlled by the Registrant.
ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
AS OF DECEMBER 31, 2025
The following is a list of subsidiaries of MetLife, Inc. updated as of December 31, 2025. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors’ qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.
A.	Metropolitan Life Insurance Company (“MLIC”) (NY)
	1.	500 Grant Street GP LLC (DE)
	2.	500 Grant Street Associates Limited Partnership (CT) - 99% of 500 Grant Street Associates Limited Partnership is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC.
	3.	ML 225 6th Street Member LLC (DE)
	4.	MetLife Retirement Services LLC (NJ)
	5.	MetLife 500 Canal Street Member LLC (DE) - This entity is wholly owned by Metropolitan Life Insurance Company
	6.	ML Bellevue Member LLC (DE) - 89.5% of ML Bellevue Member LLC is owned by Metropolitan Life Insurance Company and 10.5% is owned by Metropolitan Tower Life Insurance Company.
	7.	ML Clal Member, LLC (DE) - 50.1% of ML Clal Member, LLC is owned by Metropolitan Life Insurance Company and 49.9% is owned by MetLife Reinsurance Company of Hamilton, Ltd.
	8.	CC Holdco Manager, LLC (DE)
	9.	MetLife Funding, Inc. (DE)
	10.	6104 Hollywood, LLC (DE)
	11.	1350 Eye Street Owner LLC (DE) - 95.616439% of 1350 Eye Street Owner LLC is owned by Metropolitan Life insurance Company and 4.383561% is owned by Metropolitan Tower Life Insurance Company.
	12.	MetLife Securitization Depositor LLC (DE)
	13.	WFP 1000 Holding Company GP, LLC (DE)
	14.	MTU Hotel Owner, LLC (DE)
	15.	MetLife Water Tower Owner LLC (DE)
	16.	Missouri Reinsurance, Inc. (CYM)
	17.	The Building at 575 Fifth Avenue Mezzanine LLC (DE)
		a.	The Building at 575 Fifth Retail Holding LLC (DE)
		b.	The Building at 575 Fifth Retail Owner LLC (DE)
	18.	23rd Street Investments, Inc. (DE)
		a.	MetLife Capital Credit L.P. (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.
		b.	MetLife Capital Limited Partnership (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.
c.
Long Island Solar Farm LLC (DE) - 90.39% membership interest is held by LISF Solar Trust in which MetLife
Capital Limited Partnership has a 100% beneficial interest and the remaining 9.61% is owned by a third-party.

			1)	Met Canada Solar ULC (CAN)

19.	Plaza Drive Properties, LLC (DE)
20.	White Oak Royalty Company (OK)
21.	Midtown Heights, LLC (DE)
22.	MetLife Legal Plans, Inc. (DE)
23.	MetLife Next Gen Ventures, LLC (DE)
24.	ML District NoHo Master Member, LLC (DE)
25.	MetLife Properties Ventures, LLC (DE)
26.	MET 1065 Hotel, LLC (DE)
27.	ML MMIP Member, LLC (DE)
28.	Transmountain Land & Livestock Company (MT)
29.	MEX DF Properties, LLC (DE)
30.	PREFCO Fourteen, LLC (DE)
31.	ML HS Member LLC (DE)
32.	MetLife Tower Resources Group, Inc. (DE)
33.	ML 4000 MACARTHUR MEMBER LLC (DE) - Metropolitan Life Insurance Company owns 100% of ML 4000 MacArthur Member LLC.
34.	Housing Fund Manager, LLC (DE)
35.	ML Cooperative Member, LLC (DE)
36.	ML CW Member LLC (DE) - 92.7% of ML CW Member LLC is owned by Metropolitan Life Insurance Company and 7.3% is owned by Metropolitan Tower Life Insurance Company.
37.	MAV Trust Holdings LLC (DE)
38.	MAV 1 (DE)
39.	ML Clal Member 2.0, LLC (DE)
40.	ML PFV Member LLC (DE)
	a.	PF Venture LLC (DE) - ML PFV Member LLC holds a 94.117647% interest and MTL PFV Member LLC holds a 5.882353% interest.
41.	MetLife CC Member, LLC (DE) - 95.122% of MetLife CC Member, LLC is owned by Metropolitan Life Insurance Company and 4.878% is owned by Metropolitan Tower Life Insurance Company.
42.	150 North Riverside PE Member, LLC (DE) - 81.45% of 150 North Riverside PE Member, LLC is owned by Metropolitan Life Insurance Company, 18.55% is owned by Metropolitan Tower Life Insurance Company.
43	ML Port Chester SC Member, LLC (DE) - 60% of ML Port Chester SC Member, LLC is owned by Metropolitan Life Insurance Company and 40% is owned by Metropolitan Tower Life Insurance Company.
44.	MetLife 555 12th Member, LLC (DE) - 89.84% is owned by Metropolitan Life Insurance Company and 10.16% by Metropolitan Tower Life Insurance Company.
45.	ML Southlands Member, LLC (DE) - 60% of ML Southlands Member, LLC is owned by Metropolitan Life Insurance Company and 40% is owned by Metropolitan Tower Life Insurance Company.
46.	ML Cerritos TC Member, LLC (DE) - 60% of ML Cerritos TC Member, LLC is owned by Metropolitan Life Insurance Company and 40% is owned by Metropolitan Tower Life Insurance Company.
47.	ML Swan Mezz, LLC (DE)
	a.	ML Swan GP, LLC (DE)
48.	ML Dolphin Mezz, LLC (DE)
	a.	ML Dolphin GP, LLC (DE)
49.	Haskell East Village, LLC (DE)
50.	ML Sloan’s Lake Member, LLC (DE)
51.	ML 610 Zane Member, LLC (DE)

52.	HD Owner LLC (DE)
53.	ML Southmore, LLC (DE) - 99% of ML Southmore, LLC is owned by Metropolitan Life Insurance Company and 1% by Metropolitan Tower Life Insurance Company.
54.	ML Terminal 106 Member, LLC (DE) - 87.45% of ML Terminal 106 Member, LLC is held by Metropolitan Life Insurance Company and 12.55% by Metropolitan Tower Life Insurance Company.
55.	Boulevard Residential, LLC (DE)
56.	MetLife Ontario Street Member, LLC (DE)
57.	Pacific Logistics Industrial South, LLC (DE)
58.	MetLife Ashton Austin Owner, LLC (DE)
59.	MetLife Acoma Owner, LLC (DE)
60.	1201 TAB Manager, LLC (DE)
61.	MetLife 1201 TAB Member, LLC (DE)
62.	MetLife LHH Member, LLC (DE) - 99% of MetLife LHH Member, LLC is owned by Metropolitan Life Insurance Company and 1% is owned by Metropolitan Tower Life Insurance Company.
63.	ML 300 Third Member LLC (DE)
64.	MNQM TRUST 2020 (DE)
65.	Oconee Hotel Company, LLC (DE)
66.	Oconee Land Company, LLC (DE)
	a.	Oconee Land Development Company, LLC (DE)
	b.	Oconee Golf Company, LLC (DE)
	c.	Oconee Marina Company, LLC (DE)
67.	ML Hudson Member, LLC (DE)
68.	MCJV, LLC (DE)
69.	MetLife THR Investor, LLC (DE)
70.	ML Matson Mills Member LLC (DE)
71.	ML University Town Center Member, LLC (DE) - 87% of ML University Town Center Member, LLC is owned by Metropolitan Life Insurance Company and 13% is owned by Metropolitan Tower Life Insurance Company.
72.	Southcreek Industrial Holdings, LLC (DE)
73.	ML OMD Member, LLC (DE)
74.	MetLife OFC Member, LLC (DE)
75.	MetLife Camino Ramon Member, LLC (DE) - 99% of MetLife Camino Ramon Member, LLC is owned by Metropolitan Life Insurance Company and 1% by Metropolitan Tower Life Insurance Company.
76.	MetLife 425 MKT Member, LLC (DE) - 66.91% of MetLife 425 MKT Member, LLC is owned by Metropolitan Life Insurance Company and 33.09% is owned by MREF 425 MKT, LLC.
77.	MetLife GV Owner LLC (DE)
78.	MMP Owners III, LLC (DE)
	a.	MetLife Multi-Family Partners III, LLC (DE)
		1)	MMP Holdings III, LLC (DE)
			a)	MMP South Park REIT, LLC (DE)
				(1)	MMP South Park OWNER, LLC (DE)
			b)	MMP Olivian REIT, LLC (DE)
				(1)	MMP Olivian Owner, LLC (DE)
79.	MC Portfolio JV Member, LLC (DE)
80.	Pacific Logistics Industrial North, LLC (DE )

81.	ML Armature Member, LLC (DE) - 87.34% of ML Armature Member, LLC is owned by Metropolitan Life Insurance Company and 12.66% is owned by Metropolitan Tower Life Insurance Company.
82.	ML One Bedminster, LLC (DE)
83.	ML-AI MetLife Member 2, LLC (DE) - 98.97% of ML-AI MetLife Member 2, LLC’s ownership interest is owned by Metropolitan Life Insurance Company and 1.03% by Metropolitan Tower Life Insurance Company.
84.	ML-AI MetLife Member 3, LLC (DE)
85.	ML-AI MetLife Member 4, LLC (DE) - 60% owned by MLIC and 40% owned by Metropolitan Tower Life Insurance Company
86.	ML-AI MetLife Member 5, LLC (DE)
87.	MetLife HCMJV 1 GP, LLC (DE)
88.	MetLife HCMJV 1 LP, LLC (DE)
89.	ML Corner 63 Member, LLC (DE)
90.	MCRE BLOCK 40, LP (DE)
91.	ML Mililani Member, LLC (DE) - 40% of ML Mililani Member, LLC is owned by Metropolitan Life Insurance Company and 60% is owned by Metropolitan Tower Life Insurance Company.
92.	MetLife Japan US Equity Owners LLC (DE)
93.	Sino-US United MetLife Insurance Co., Ltd. - 50% of Sino-US United MetLife Insurance Company, Ltd. is owned by MLIC and 50% is owned by a third-party.
94.	MMP Owners, LLC (DE)
95.	ML AG Member (DE)
96.	10700 Wilshire, LLC (DE)
97.	Chestnut Flats Wind, LLC (DE)
99.	ML Terraces, LLC (DE)
99.	Viridian Miracle Mile, LLC (DE)
100.	MetLife Boro Station Member, LLC (DE)
101.	ML PE Terminal 106, LLC (DE) - 87.45% of ML PE Terminal 106, LLC is owned by Metropolitan Life Insurance Company and 12.55% is owned by Metropolitan Tower Life Insurance Company.
102.	MetLife FM Hotel Member, LLC (DE)
	a.	LHCW Holdings (US) LLC (DE)
		1)	LHC Holdings (US) LLC (DE)
			a)	LHCW Hotel Holding LLC (DE)
				(1)	LHCW Hotel Holding (2002) LLC (DE)
				(2)	LHCW Hotel Operating Company (2002) LLC (DE)
103.	White Tract II, LLC (DE)
104.	MetLife OBS Member, LLC (DE)
105.	MetLife SP Holdings, LLC (DE)
	a.	MetLife Private Equity Holdings, LLC (DE)
106.	MetLife Park Tower Member, LLC (DE)
	a.	Park Tower REIT, Inc. (DE)
		1)	Park Tower JV Member, LLC (DE)
107.	MCPP Owners, LLC (DE) - 87.992% of MCPP Owners, LLC is owned by Metropolitan Life Insurance Company and 12.008% is owned by MetLife Reinsurance Company of Hamilton, Ltd.
	a.	MCPP Marbella Member, LLC (DE) - 50.1% of MCPP Marbella Member, LLC is owned by MCPP Owners, LLC and 49.9% is owned by third parties
108.	MetLife Chino Member, LLC (DE)

	109.	MetLife Campus at SGV Member LLC (DE)
	110.	MNQM Trust Holdings LLC (DE)
	111.	ML 240 West 35th Owner LLC (DE)
		a.	40 West 35th Fund LP (DE)
	112.	ML Artisan Crossing PE Member, LLC (DE)
	113.	ML 1960 Grand LLC (DE)
		a.	1960 Grand Fund LP (DE) - 58.96% of 1960 Grand Fund LP is owned by MetLife Insurance K.K. and 41.04% is owned by MLIC
		b.	1960 Grand Venture LLC (DE)
		c.	1960 Grand Owner LLC (DE)
	114.	TOV Owner LLC (DE)
	115.	MZO Owner LLC (DE)
	116.	ML Cooperative Member, LLC (DE)
	117.	505 Penobscot Drive RWC, LLC (DE)
	118.	ML MetWest Member LLC (DE) - 70.95% of ML MetWest Member LLC is owned by Metropolitan Life Insurance Company and 29.05% is owned by Metropolitan Tower Life Insurance Company
	119.	ML Beachwood Place LLC (DE) - 93.97% owned by Metropolitan Life Insurance Company and 6.07% owned by Metropolitan Tower Life Insurance Company
B.	Versant Health, Inc. (DE)
	1.	Versant Health Holdco, Inc . (DE)
		a.	Versant Health Consolidation Corp, (DE)
			1)	Davis Vision, Inc. (NY)
				a)	Versant Health Lab, LLC (DE)
				b)	Davis Vision IPA, Inc. (NY)
		b.	Superior Vision Services, Inc. (DE)
			1)	Superior Vision Insurance, Inc. (AZ)
		c.	Vision Twenty-One Managed Eye Care IPA, Inc. (NY)
		d.	Superior Vision Insurance Plan of Wisconsin, Inc. (WI)
		e.	Superior Vision Benefit Management, Inc. (NJ)
			1)	Block Vision of Texas, Inc. (TX)
			2)	UVC Independent Practice Association, Inc. (NY)
			3)	Superior Vision of New Jersey, Inc. (NJ)
		f.	Vision 21 Physician Practice Management Company (FL)
C.	Metropolitan Tower Life Insurance Company (NE)
	1.	MTL Leasing, LLC (DE)
	2.	MetLife Assignment Company, Inc. (DE)
	3.	MTL HS Member LLC (DE)
	4.	MTL GV Owner LLC (DE)
	5.	MTL PFV Member LLC (DE)
D.	SafeGuard Health Enterprises, Inc. (DE)
	1.	MetLife Health Plans, Inc. (DE)
	2.	SafeGuard Health Plans, Inc. (CA)
	3.	SafeHealth Life Insurance Company (CA)

	4.	SafeGuard Health Plans, Inc. (FL)
	5.	SafeGuard Health Plans, Inc. (TX)
E.	American Life Insurance Company (DE)
1.
BIDV MetLife Life Insurance Limited Liability Company (Vietnam) – 60.61% of BIDV MetLife Life Insurance Limited
Liability Company is held by American Life Insurance Company and the remainder by third parties.

	2.	MetLife Insurance K.K. (Japan)
		a.	Fortissimo Co. Ltd. (Japan)
		b.	MetLife Japan Water Tower Owner (Blocker) LLC (DE)
		c.	MetLife Japan Owner (Blocker) LLC (DE)
		d.	MetLife Japan 1960 Grand Blocker LLC (DE)
		e.	240 West 35th GP LLC (DE)
		F	MetLife Japan 240 West 35th Owner (Blocker) LLC (DE)
		g.	MetLife Japan US Equity Owners (Blocker) LLC (DE)
	3.	Borderland Investments Limited (DE)
		a.	ALICO Hellas Single Member Limited Liability Company (Greece)
	4.	MetLife Global Holding Company I GmbH (Swiss)
		a.	MetLife Global Holding Company II LLC (DE and Swiss) - MetLife Global Holding Company II LLC is dual chartered in DE and Switzerland.
			1)	Closed Joint-Stock Company Master-D (Russia)
2)
MetLife Colombia Seguros de Vida S.A. (Colombia) - 89.9999657134583% of MetLife Colombia Seguros de Vida
S.A. is owned by MetLife Global Holding Company II LLC (DE and Swiss), 10.0000315938813% is owned by
MetLife Chile Inversiones Limitada, and International Technical and Advisory Services Limited, Borderland
Investments Limited, and Natiloportem Holdings, LLC each own 0.000000897553447019009%.

3)
PJSC MetLife (Ukraine) - 99.9988% of PJSC MetLife is owned by MetLife Global Holding Company II GmbH,
.0006% is owned by International Technical and Advisory Services and the remaining .0006% is owned by
Borderland Investments Limited.

			4)	MetLife Emeklilik ve Hayat A.S. (Turkey) - 99.98% of MetLife Emeklilik ve Hayat A.S. is owned by MetLife Global Holding Company II GmbH (Swiss) and the remaining by third parties.
			5)	MetLife Reinsurance Company of Bermuda Ltd. (Bermuda)
6)
MetLife Regional Services, S.A. de C.V. (Mexico) - 99.999509% of MetLife Regional Services, S.A. de C.V. Mexico
is held by MetLife Global Holding Company II LLC (DE and Swiss) and 0.000491% is held by MetLife UK
Management Company Limited (England/UK).

				a)	Fundación MetLife Mexico, A.C.
			7)	MetLife International Holdings, LLC (DE)
				a)	Natiloportem Holdings, LLC (DE)
(1)
Excelencia Operativa y Tecnologica, S.A. de C.V. (Mexico) - 99.9% of Excelencia Operativa y
Tecnologica, S.A. de C.V. is held by Natiloportem Holdings, LLC and .1% by MetLife Mexico Servicios,
S.A. de C.V.

(2) MetLife Servicios S.A. (Argentina) - 19.12% of the shares of MetLife Servicios S.A. are held by Compania Inversora MetLife S.A. 80.88% are held by Natiloportem Holdings, LLC.
				b)	MAXIS GBN S.A.S. (France) - 50% of MAXIS GBN S.A.S. is held by MetLife International Holdings, LLC and the remainder by third parties.
(1) MAXIS Services, LLC (DE)
(a) MAXIS Insurance Brokerage Services, Inc. (DE)
				c)	MetLife Asia Limited (Hong Kong)
				d)	MetLife International Limited, LLC (DE)

e)	Compania Inversora MetLife S.A. (Argentina) - 95.46% is owned by MetLife International Holdings, LLC and 4.54% is owned by Natiloportem Holdings, LLC.
f)
MetLife Mas, S.A. de C.V. (Mexico) - 99.99964399% MetLife Mas, S.A. de C.V. is owned by MetLife
International Holdings, LLC and .00035601% is owned by International Technical and Advisory Services
Limited.

g)	MetLife Planos Odontologicos Ltda. (Brazil) - 99.999% is owned by MetLife International Holdings, LLC and 0.001% is owned by Natiloportem Holdings, LLC.
h)
MetLife Global Holdings LLC (DE) - 98.9% is owned by MetLife International Holdings, LLC and 1.1% is owned by MetLife International Limited, LLC. MetLife Global Holdings LLC is a DE LLC and is considered domiciled in Ireland from a tax perspective.

(1)
Metropolitan Global Management, LLC (DE) - 99.7% is owned by MetLife Global Holdings LLC and
0.3% is owned by MetLife International Holdings, LLC. Metropolitan Global Management, LLC is a DE
LLC and is considered domiciled in Ireland from a tax perspective.

(2)
Metropolitan Global Management, LLC (Ireland) - 99.7% is owned by MetLife Global Holdings LLC
(DE) and 0.3% is owned by MetLife International Holdings, LLC. Metropolitan Global Management,
LLC is a DE LLC and is considered domiciled in Ireland from a tax perspective.

		(a)	MetLife Insurance Company of Korea, Ltd. (Republic of Korea)
			i.	MetLife Financial Services, Co., Ltd. (South Korea)
		(b)	MetLife UK Management Company (Limited) (England/UK)
			i.	MetLife, Life Insurance Company (Egypt) - 84.125% of MetLife, Life Insurance Company (Egypt) is owned by MetLife UK Management Company Limited (England/UK) and the remaining interest by third parties.
			ii.	PineBridge Investments Deutschland GmbH (Germany)
		(c)	MetLife Mexico Holdings, S. de R.L. de C.V. (Mexico) - 99.99995% is owned by Metropolitan Global Management, LLC and .00005% is owned by MetLife International Holdings, LLC.
			i.	MetLife Mexico, S.A. de C.V. (Mexico) - 99.050271% is owned by MetLife Mexico Holdings, S. de R.L. de C.V. and .949729% is owned by MetLife International Holdings, LLC.
			ii.	MetLife Pensiones Mexico S.A. (Mexico)- 97.5125% is owned by MetLife Mexico Holdings, S. de R.L. de C.V. and 2.4875% is owned by MetLife International Holdings, LLC.
				1)	ML Capacitacion Comercial S.A. de C.V. (Mexico) - 99.7% is owned by MetLife Global Holdings LLC (DE) and 0.3% is owned by MetLife International Holdings, LLC.
			iii.	MetLife Mexico Servicios, S.A. de C.V. (Mexico) - 99.050271% is owned by MetLife Mexico Holdings, S. de R.L. de C.V. and .949729% is owned by MetLife International Holdings, LLC.
iv.
MetLife Regional Services, S.A. de C.V. (Mexico) - 99.999509% of MetLife Regional Services,
S.A. de C.V. (Mexico) is held by MetLife Mexico Holdings, S. de R.L. de C.V. and 0.000491% is
held by MetLife UK Management Company Limited (England/UK)

	(3)	MetLife Ireland Treasury d.a.c (Ireland)
		(a)	MetLife General Insurance Limited (Australia)
		(b)	MetLife Insurance Limited (Australia) - 91.16468% of MetLife Insurance Limited (Australia) is owned by MetLife Ireland Treasury d.a.c and 8.83532% by MetLife Global Holdings Corp. S.A. de C.V.
			i.	MetLife Services Pty Limited (Australia)
			ii.	MetLife Investments Pty Limited (Australia)
				1)	MetLife Insurance and Investment Trust (Australia) - 91.16468% of MetLife Insurance Limited (Australia) is owned by MetLife Ireland Treasury d.a.c. and 8.83532% by MetLife Global Holdings LLC (DE).
i)	AmMetLife Insurance Berhad (Malaysia) - 50.000002% of AmMetLife Insurance Berhad is owned by MetLife International Holdings, LLC and the remainder by a third-party.

			j)	AmMetLife Takaful Berhad (Malaysia) - 49.9999997% of AmMetLife Takaful Berhad is owned by MetLife International Holdings, LLC and the remainder by a third-party.
			k)	MetLife Worldwide Holdings, LLC (DE)
l)
Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil) - 66.662% is owned by MetLife International
Holdings, LLC, 33.337% is owned by MetLife Worldwide Holdings, LLC and 0.001% is owned by
Natiloportem Holdings, LLC.

m)
PNB MetLife India Insurance Company Limited - 49.73117806% of PNB MetLife India Insurance Company
Limited is owned by MetLife International Holdings, LLC, 0.00000005% is owned by each of MetLife Global
Operations Support Center Private Limited and MetLife Services East Private Limited, and the remainder by third parties.

n)
MetLife Administradora de Fundos Multipatrocinados Ltda. (Brazil) - 99.99998% of MetLife Adminis-
tradora de Fundos Multipatrocinados Ltda. is owned by MetLife International Holdings, LLC and 0.00002%
by Natiloportem Holdings, LLC.

5.	MetLife Global Holding Company III GbnH (Swiss)
	a.	MetLife Investment Management Limited (England/UK)
	b.	MetLife Innovation Center Limited (Ireland)
	c.	MetLife Innovation Centre Pte. Ltd (Singapore)
	d.	ALICO Operations LLC (DE)
		1)	MetLife Seguors S.A (Uruguay)
		2)	MetLife Asset Management Japan, Ltd.
	e.	MetLife Asia Services Sdn. Bhd (Malaysia)
	f.	MetLife EU Holding Company Limited (Ireland)
		1)	MetLife Services Cyprus Ltd (Cyprus)
		2)	MetLife Solutions S.A.S. (France)
		3)	Agenvita S.r.l. (Italy)
			a)	MetLife Services Sociead Limitada (Spain)
			b)	MetLife Europe d.a.c. (Ireland)
		4)	MetLife Europe Insurance d.a.c.
		5)	MetLife Europe Services Limited (Ireland)
6)
Metropolitan Life Societate de Administrare a unui Fond de Pensil Administrat Privat S.A. (Romania -
99.9903% of Metropolitan Life Societate de Administrare a unui Fond de Pensii Administrat Privat S.A. is owned by MetLife EU Holding Company Limited and 0.0097% by MetLife Europe Services Limited.

		7)	MetLife UK Limited (UK)
		8)	MetLife Investment Management Holdings (Ireland) Limited (Ireland)
			a)	MetLife Investments Asia Limited (Hong Kong)
			b)	MetLife Investments Limited (England/UK)
			c)	MetLife Latin America Asesorias e Inversiones Limitada 5 (CHL)
			d)	MetLife Investment Management Europe Limited (Ireland)
			e)	Affirmative Investment Management Partners Ltd (UK)
			f)	Affirmative Investment Management Australia Pty Ltd (Australia)
			g)	PineBridge Investments Latin America SpA (Chile)
			h)	PineBridge Investments Europe Limited (UK)
			i)	PineBridge Investments Holdings Europe Limited (UK)
(1) PineBridge Benson Elliot LLP (UK) 96% of PineBridge Benson Elliot LLP is owned by PineBridge Investments Holding Europe Limited. The remaining 4% is owned by third-parties.

(a)	Benson Elliot Services Ltd (England)
(b)	Benson Elliot GP (England) Limited (England)
(c)
Benson Elliot GP (Scotland) Limited (Scotland) - Benson Elliot General Partner, LLP is the
general partner of Benson Elliot GP, L.P. (the "Fund"). 100% the limited partnership interests of the Fund are held by Benson Elliot Services Ltd.

i.
Benson Elliot General Partner, LLP (England) - 100% of the voting interests of Benson Elliot
General Partner, LLP is held by Benson Elliot GP (England) Limited. 99% of Benson Elliot
General Partner, LLP is owned by Benson Elliot GP (Scotland) Limited and 1% is owned by
Benson Elliot GP (England) Limited.

		1)	Benson Elliot GP, L.P. (Scotland)
i)
Bensell Special Limited Partner, L.P. (Scotland) - Benson Elliot GP, L.P. is the
general partner of Bensell Special Limited Partner, L.P. (the "Fund"). 68.50% of the
limited partnership interests of Fund are held by employees and 31.50% by Benson
Elliot Services Limited.

ii)
Bensell US Feeder. L.P. (Scotland) - Benson Elliot GP, L.P. is the general partner of
Bensell US Feeder. L.P. (the "Funds"). 100% of the limited partnership interests of the Fund are held by third parties.

				a.	Lakey Corp S.à r.l. (Luxembourg)
iii)
Benson Elliot Real Estate Partners II, L.P. (England) - Benson Elliot GP, L.P. is the
general partner of Benson Elliot Real Estate Partners II, L.P. (the "Fund"). 89.96%
of the limited partnership interests of the Fund are held third parties; 7.84% are held by Bensell US Feeder, L.P.; 1.12% are held by Bensell Strategic Partners, L.P.;
and 0.89% are held by Bensell Special Limited Partner, L.P.

iv)
Benson Elliot Strategic Partners, L.P. (Scotland) - Benson Elliot GP, L.P. is the
general partner of Benson Elliot Strategic Partners, L.P. (the "Fund"). 100% the
limited partnership interests of the Fund are held by third parties.

2)
Benson Elliot GP III, L.P. (Scotland) - Benson Elliot General Partner, LLP is the general partner of Benson Elliot GP, L.P. (the "Fund"). 100% the limited partnership interests of the Fund are held by Benson Elliot Services Ltd.

i)
Bensell Special Limited Partner III, L.P. (Scotland) - Benson Elliot GP III, L.P. is
the general partner of Bensell Special Limited Partner III, L.P. (the "Fund"). 100%
of the limited partnership interests of the Fund are held by Bensell Co-Invest III,
L.P.

ii)
Bensell US Feeder III. L.P. (Scotland) - Benson Elliot GP III, L.P. is the general partner of Bensell US Feeder III. L.P. (the "Fund"). 100% of the limited partnership interests of are the Fund held by third parties.

iii)
Benson Elliot Real Estate Partners III, L.P. (England) - Benson Elliot GP III, L.P. is
the general partner of Benson Elliot Real Estate Partners III, L.P. (the "Fund").
84.19% of the limited partnership interests of the Fund are held by third parties;
14.61% are held by Bensell US Feeder III, L.P.; 0.21% are held by Bensell Strategic
Partners III, L.P.; and 0.99% are held by Bensell Special Limited Partner III, L.P.

				a.	Cooperatie Bensell Real Estate Investment III B.A. (Netherlands)
iv)
Benson Elliot Strategic Partners III, L.P. (Scotland) - Benson Elliot GP III, L.P. is
the general partner of Benson Elliot Strategic Partners III, L.P. (the ""Fund"").
100% limited partnership interests of the Fund are held by third parties.

	ii.	Benson Elliot GP (England) Limited (England)
		1)	Benson Elliot GP IV, LLP (England) - 99% of Benson Elliot GP IV, LLP is owned by Benson Elliot GP (England) Limited and 1% is owned by Benson Elliot GP (Scotland) Limited
i)
Bensell Carry IV, L.P. (Scotland) - Benson Elliot GP IV, LLP is the general partner of Bensell Carry IV, L.P. (the "Fund"). 90.10% of the limited partnership interests of
Fund are held by employees and 9.90% by Benson Elliot Services Limited.

ii)
Bensell Co-Invest, IV L.P. (Scotland) - Benson Elliot GP IV, LLP is the general partner of Bensell Co-Invest, IV L.P. (the "Fund"). 100% of the limited partnership interests of Fund are held by employees.

iii)
Bensell IV C.V. (Netherlands) - Benson Elliot GP IV, LLP is the general partner of
Bensell IV C.V. (the "Fund"). 71.81% of the limited partnership interests of the
Fund are held by Benson Elliot Real Estate Partners IV, L.P. and 28.19% are held by
Benson Elliot Real Estate Partners IV-B, L.P.

	a.	Cooperatie Bensell Real Estate Investment IV B.A. (Netherlands)
iv)
Bensell Special Limited Partner IV, L.P. (Scotland) - Benson Elliot GP IV, LLP is
the general partner of Bensell Special Limited Partner IV, L.P. (the "Fund"). 100%
of the limited partnership interests of the Fund are held by Bensell Co-Invest IV,
L.P.

v)
Bensell US Feeder IV. L.P. (Scotland) - Benson Elliot GP IV, LLP is the general partner of Bensell US Feeder IV. L.P. (the "Fund"). 100% of the limited partnership interests of the Fund are held by third parties.

vi)
Bensell US Feeder IV-B. L.P. (Scotland) - Benson Elliot GP IV, LLP is the general partner of Bensell US Feeder IV-B. L.P. (the "Fund"). 100% of the limited partnership interests of the Fund are held by third parties.

vii)
Bensell V C.V. (Netherlands) Benson Elliot GP IV, LLP is the general partner of
Bensell V C.V. (the "Fund"). 65.30% of the limited partnership interests of the Fund are held by Benson Elliot Real Estate Partners V, L.P. and 34.70% are held by
Benson Elliot Real Estate Partners V-B, L.P. -

	a.	Cooperatie Bensell Real Estate Investment V B.A. (Netherlands)
viii)
Benson Elliot Real Estate Partners IV, L.P. (England) - Benson Elliot GP IV, LLP is
the general partner of Benson Elliot Real Estate Partners IV, L.P. (the "Fund").
66.29% of the limited partnership interests of the Fund are held by third parties;
31.83% are held by Bensell US Feeder IV, L.P.; 0.40% are held by Bensell Strategic
Partners IV, L.P.; and 1.48% are held by Bensell Special Limited Partner IV, L.P.

ix)
Benson Elliot Real Estate Partners IV-B, L.P. (England) - Benson Elliot GP IV, LLP
is the general partner of Benson Elliot Real Estate Partners IV-B, L.P. (the
"Fund"). 61.89% of the limited partnership interests of the Fund are held by third parties; 36.63% are held by Bensell US Feeder IV-B, L.P.; and 1.48% are held by
Bensell Special Limited Partner IV, L.P.

x)
Benson Elliot Strategic Partners IV, L.P. (Scotland) - Benson Elliot GP IV, LLP is
the general partner of Benson Elliot Strategic Partners IV, L.P. (the "Fund"). 100%
the limited partnership interests of the Fund are held by third parties.

xi)
Host Special Limited Partner, L.P. (Scotland) - Benson Elliot GP IV, LLP is the
general partner of Host Special Limited Partner, L.P. (the "Fund"). 45% of the
limited partnership interests of the Fund are held by employees and 55% by
Benson Elliot Services Limited.

xii)
PBBE SIX CO-INVEST A LP (England) - Benson Elliot GP IV, LLP is the general partner of PBBE SIX CO-INVEST A LP (the "Fund"). 100% of the limited partnership interests of the Fund are held by third parties.

xiii)
PBBE SIX CO-INVEST B LP (England) - Benson Elliot GP IV, LLP is the general partner of PBBE SIX CO-INVEST B LP (the "Fund"). 95.00% limited partnership interests of the Fund are held by third parties; 2.50% are held by PineBridge
Secondary Partners IV, SLP.; and 2.50% are held by PineBridge Secondary Partners
V, SLP.

xiv)
PBBE SIX SPECIAL LIMITED PARTNER LP (England) - Benson Elliot GP IV, LLP
is the general partner of PBBE SIX SPECIAL LIMITED PARTNER LP (the "Fund").
95.65% of the limited partnership interests of the Fund are held by employees and
4.35% are held by Benson Elliot Services Limited.

			iii.	Benson Elliot GP V, LLP (England) - 99% of Benson Elliot GP V, LLP is owned by Benson Elliot GP (Scotland) Limited and 1% is owned by Benson Elliot GP (England) Limited.
1)
Bensell Carry V, L.P. (Scotland) - Benson Elliot GP V, LLP is the general partner or
Bensell Carry V, L.P. (the "Fund"). 81.45% of the limited partnership interests of Fund are held by employees and 18.55% by Benson Elliot Services Limited.

2)
Bensell Co-Invest, V L.P. (Scotland) - Benson Elliot GP V, LLP is the general partner of
Bensell Co-Invest, V L.P. (the "Fund"). 92.67% of the limited partnership interests of
Fund are held by employees and 7.33% by Benson Elliot Services Limited.

3)
Bensell Special Limited Partner V, L.P. (Scotland) - Benson Elliot GP V, LLP is the
general partner of Bensell Special Limited Partner V, L.P. (the "Fund"). 100% of the
limited partnership interests of Fund are held by Bensell Co-Invest V, L.P.

4)
Bensell US Feeder V. L.P. (Scotland) - Benson Elliot GP V, LLP is the general partner of
Bensell US Feeder V. L.P. (the "Fund"). 100% of the limited partnership interests of
Fund are held by third parties.

5)
Bensell US Feeder V-B. L.P. (Scotland) - Benson Elliot GP V, LLP is the general partner of Bensell US Feeder V-B. L.P. (the "Fund"). 100% of the limited partnership interests of the Fund are held by third parties.

6)
Benson Elliot Real Estate Partners V, L.P. (England) - Benson Elliot GP V, LLP is the
general partner of Benson Elliot Real Estate Partners V, L.P. (the "Fund"). 80.43% the
limited partnership interests are held by third parties; 17.76% areheld by Bensell US
Feeder V, L.P.; 0.37% are held by Bensell Strategic Partners V, L.P.; and 1.44% are held by Bensell Special Limited Partner V, L.P.

7)
Benson Elliot Real Estate Partners V-B, L.P. (England) - Benson Elliot GP V, LLP is the
general partner of Benson Elliot Real Estate Partners V-B, L.P. (the "Fund"). 37.56% of
the limited partnership interests of the Fund are held by third parties; 61.00% are held by Bensell US Feeder V-B, L.P.; and 1.44% are held by Bensell Special Limited Partner V,
L.P.

8)
Benson Elliot Strategic Partners V, L.P. (Scotland) - " Benson Elliot GP V, LLP is the
general partner of Benson Elliot Strategic Partners V, L.P. (the ""Fund"). 100% the
limited partnership interests of the Fund are held by third parties.

		(d)	PBBE GP VI S.à r.l. (Luxembourg)
			i.	Bensell Feeder VI SCSp (Luxembourg) - PBBE GP VI S.à r.l. is the general partner of Bensell Feeder VI SCSp (the "Fund"). 100% of the limited partner interests of the Fund are owned by third parties.
ii.
Bensell Special Limited Partner VI SCSp (Luxembourg) - PBBE GP VI S.à r.l. is the general partner of the Bensell Special Limited Partner VI SCSp (the "Fund"). 80% of the limited partner interests in Bensell Special Limited Partner VI SCSp are held by third parties and
20% by PineBridge Investments Holdings US LLC.

iii.
Benson Elliot Real Estate Partners VI SCSp (Luxembourg) - PBBE GP VI S.à r.l. is the
general partner of Benson Elliot Real Estate Partners VI SCSp (the "Fund"). 55.31% limited partnership interests of the Fund are held by third parties; 41.78% are held by Bensell
Feeder VI, SCSp; and 2.91% are held by Bensell Special Limited Partner VI, SCSp.

j)	PineBridge Investments Holdings Hong Kong Limited (Hong Kong)
	(1)	PineBridge Asian Enhanced Income Fund 1 (CYM)
	(2)	PineBridge Investments Holdings (Gibraltar) No. 1 Limited (Gibralter)
	(3)	PineBridge Investments Holdings Limited Sàrl (Luxembourg)
		(a)	PineBridge Investments Canada Inc. (Canada)
		(b)	PineBridge Investments Ireland Limited (Ireland)
			i.	PineBridge Investments GF Mauritius Limited (Mauritius)
		(c)	PineBridge Investments Switzerland GmbH (Switzerland)

			k)	PineBridge Investments Holdings Singapore Private Limited (Singapore)
				(1)	PineBridge Investments Asia Limited (Bermuda)
(a)
AOF Staff Fund Limited (CYM) - 100% of the voting securities of AOF Staff Fund Limited is owned by PineBridge Investments Asia Limited. 60.61% of the non-voting securities of AOF Staff
Fund Limited is owned by PineBridge Investments Holdings Hong Kong Limited and 39.39% of
the non-voting securities is held by third parties.

					(b)	PineBridge Asia Partners II G.P. Limited (CYM)
i.
PineBridge Asia Partners II G.P., L.P. (CYM) - PineBridge Asia Partners II G.P. Limited is the
general partner of PineBridge Asia Partners II G.P., L.P. (the "Fund GP"). 50.07% of the
limited partnership interests of the Fund GP are held by third parties. 0.25% of the limited partnership interests of the Fund GP are held by PineBridge Asia Partners II G.P. Limited, and 49.68% of the limited partnership interests of the Fund GP are held by employees.

1)
PineBridge Asia Partners II, L.P (CYM) - PineBridge Asia Partners II G.P., L.P. is the
general partner of PineBridge Asia Partners II, L.P. (the "Fund"). The following affiliates hold limited partnership interests of the Fund: PineBridge Asia Parnters II
G.P., L.P. holds 0.97% and PineBridge Asia Partners II, L.P. holds 99.03%.

					(c)	PineBridge Asia Partners II, Limited (CYM)
					(d)	PineBridge Investments Hong Kong Limited (Hong Kong)
					(e)	PineBridge Investments Management Taiwan Limited (Taiwan)
(2)
PineBridge Investments Capital India Private Limited (India) - 92.05 % of Pinebridge Investments
Capital India Private Limited is owned by PineBridge Investments Japan Co., Ltd. and 7.95% is owned by PineBridge Investments Holdings Singapore Private Limited.

(a)
PineBridge India Private Limited - 99.9999% of PineBridge India Private Limited is owned by
PineBridge Investments Capital India Private Limited and 0.0001% is owned by PineBridge
Investments Japan Co., Ltd.

				(3)	PineBridge Investments Japan Co., Ltd. (Japan)
(a)
PineBridge India Private Limited (India) - 99.9999% of PineBridge India Private Limited is
owned by PineBridge Investments Capital India Private Limited and 0.0001% is owned by
PineBridge Investments Japan Co., Ltd.

(b)
PineBridge Investments Capital India Private Limited (India) - 92.05 % of Pinebridge
Investments Capital India Private Limited is owned by PineBridge Investments Japan Co., Ltd.
and 7.95% is owned by PineBridge Investments Holdings Singapore Private Limited.

				(4)	PineBridge Investments Malaysia Sdn Bhd (Malaysia)
				(5)	PineBridge Investments Singapore Limited (Singapore)
					(a)	PineBridge Select Funds VCC (Singapore)
	6.	ALICO Properties, Inc. (DE) - 51% of ALICO Properties, Inc. is owned by American Life Insurance Company and the remaining interest by third parties.
		a.	Global Properties, Inc. (DE)
	7.	International Technical and Advisory Services Limited (DE)
	8.	Klimber Latam Corp. (DE) - ALICO owns a 20% interest in the shares of Klimber Latam Corp. on a fully diluted basis. The remaining shares are held by third parties.
F.
MetLife Chile Inversiones Limitada (CHL) - 72.35109659% is owned by MetLife, Inc., 24.8823628% by American Life Insurance
Company (“ALICO”), 2.76654057% is owned by Inversiones MetLife Holdco Dos Limitada and 0.00000004% is owned by
Natiloportem Holdings, LLC.

	1.	MetLife Chile Seguros de Vida S.A. (CHL) - 99.997% is held by MetLife Chile Inversiones Limitada and 0.003% by International Technical and Advisory Services Limited.
		a.	MetLife Chile Administradora de Mutuos Hipotecarios S.A. (CHL) - 99.9% is held by MetLife Chile Seguros de Vida S.A. and 0.1% is held by MetLife Chile Inversiones Limitada.

2.
Inversiones MetLife Holdco Tres Limitada (CHL) - 97.13% of Inversiones MetLife Holdco Tres Limitada is owned by
MetLife Chile Inversiones Limitada and 2.87% is owned by Inversiones MetLife Holdco Dos Limitada.

a.
AFP Provida S.A. (CHL) - 42.3815% of AFP Provida S.A. is owned by Inversiones MetLife Holdco Dos Limitada,
42.3815% is owned by Inversiones MetLife Holdco Tres Limitada, 10.9224% is owned by MetLife Chile Inversiones
Limitada and the remainder is owned by the public.

		b.	Provida Internacional S.A. (CHL) - 99.99% of Provida Internacional S.A. is owned by AFP Provida S.A and 0.01% is owned by MetLife Chile Inversiones Limitada.
c.
AFP Genesis Administradora de Fondos y Fidecomisos S.A. (Ecuador) - 99.9% of AFP Genesis Administradora de
Fondos y Fidecomisos S.A. is owned by Provida Internacional S.A. and 0.1% by MetLife Chile Inversiones Limitada

3.
MetLife Chile Seguros Generales, S.A. (CHL) - 99.99% of MetLife Chile Seguros Generales S.A. is owned by MetLife Chile
Inversiones Limitada and 0.01% is owned by Inversiones MetLife Holdco Dos Limitada.

G.	MetLife Global, Inc. (DE)
H.	MetLife Investment Management Holdings, LLC (DE)
	1.	MetLife Real Estate Lending LLC (DE)
	2.	ML Venture 1 Manager, S. de R.L. de C.V. (MEX) - 99.9% is owned by MetLife Investment Management Holdings, LLC and 0.1% is owned by MetLife Investment Management Holdings (Ireland) Limited.
	3.	ML Venture 1 Servicer, LLC (DE)
	4.	MetLife Investment Management, LLC (DE)
		a.	MIM I LLC (PA)
		b.	MIM MetWest International Manager, LLC (DE)
		c.	MIM ML-AI Venture 5 Manager, LLC (DE)
		d.	MIM Clal General Partner, LLC (DE)
		e.	MLIA Manager I, LLC (DE)
		f.	MetLife Alternatives GP, LLC (DE)
1)
MetLife International HF Partners, LP (CYM) - 90.30% of the Limited partnership interests of this entity is owned by MetLife Insurance K.K. (Japan) and 9.70% is owned by MetLife Insurance Company of Korea Limited.

2)
MetLife International PE Fund III, LP (CYM) - 92.09% of the limited partnership interests of MetLife
International PE Fund III, LP is owned by MetLife Insurance K.K. (Japan) and 7.91% is owned by MetLife
Insurance Company of Korea Limited.

3)
MetLife International PE Fund IV, LP (CYM) - 96.21% of the limited partnership interests of MetLife
International PE Fund IV, LP is owned by MetLife Insurance K.K. (Japan) and 3.79% is owned by MetLife
Insurance Company of Korea Limited.

4)
MetLife International PE Fund V, LP (CYM) - 96.73% of the Limited partnership interests of this entity is owned by MetLife Insurance K.K. (Japan) and the remaining 3.27% is owned by MetLife Insurance Company of
Korea.

5)
MetLife International PE Fund VI, LP (CYM) - 96.53% of the Limited partnership interests of this entity is owned by MetLife Insurance K.K. (Japan) and the remaining 3.47% is owned by MetLife Insurance Company of
Korea.

			6)	MetLife International PE Fund VII, LP (CYM) - MetLife Alternatives GP, LLC is the general partner of MetLife International PE Fund VII, LP. MetLife Insurance K.K. (Japan) is the sole limited partner.
			7)	MetLife International PE Fund VIII, LP (CYM)
			8)	MetLife International PE Fund IX, LP (CYM) - MetLife Alternatives GP delegated the management of MetLife International PE Fund IX, LP to MetLife Investment Management, LLC.
		g.	MLIA Park Tower Manager, LLC (DE)
		h.	MetLife 425 MKT Manager, LLC (DE)
		i.	ML Navy Yard Member, LLC (DE)
		j.	ML 335 8th PE Member, LLC (DE)

k.	1350 Eye Street Manager, LLC (DE)
l.	MetLife Core Property Fund GP, LLC (DE)
1)
MCPF Feeder A, LP (CYM) - MetLife Core Property Fund GP, LLC is the general partner of MCPF Feeder A, LP
(the “Fund”). The limited partnership interests in the Fund are held exclusively by third parties. The Fund invests all of its assets in the MetLife Core Property Fund, LP.

2)
MetLife Core Property Fund, LP (DE) - MetLife Core Property Fund GP, LLC is the general partner of MetLife
Core Property Fund, LP (the “Fund”). A substantial majority of the limited partnership interests in the Fund are held by third parties. The following affiliates hold limited partnership interests in the Fund: Metropolitan
Life Insurance Company owns 14.40%, Metropolitan Life Insurance Company (on behalf of Separate Account
746) owns 2.09%, MetLife Insurance Company of Korea Limited owns 1.52%, MetLife Insurance KK owns 8.1%,
Metropolitan Tower Life Insurance Company owns 0.04% and Metropolitan Tower Life Insurance Company (on behalf of Separate Account 152) owns 3.85%.

	3)	MetLife Core Property REIT, LLC (DE)
4)
MetLife Core Property Holdings, LLC (DE) - MetLife Core Property Holdings, LLC also holds, directly or indirectly, the following limited liability companies (partial and/or indirect ownership indicated in parenthesis): MCP Alley24 East, LLC; MCPF Foxborough, LLC (100%); MCP One Westside, LLC; MCP 7
Riverway, LLC; MCPF Acquisition, LLC; MCP SoCal Industrial – Springdale, LLC; MCP SoCal Industrial –
Concourse, LLC; MCP SoCal Industrial – Kellwood, LLC; MCP SoCal Industrial – Redondo, LLC; MCP SoCal
Industrial – Fullerton, LLC; MCP SoCal Industrial – Loker, LLC; MCP Paragon Point, LLC; MCP The Palms
at Doral, LLC; MCP EnV Chicago, LLC; MCP Financing, LLC; MCP 1900 McKinney, LLC; MCP 550 West
Washington, LLC; MCP 3040 Post Oak, LLC; MCP SoCal Industrial – LAX, LLC; MCP SoCal Industrial -
Anaheim, LLC; MCP West Fork, LLC; MCP SoCal Industrial – Bernardo, LLC; MCP Ashton South End, LLC;
MCP Main Street Village, LLC; MCP Trimble Campus, LLC; MCP Stateline, LLC; MCP Broadstone, LLC; ; MCP
Buford Logistics Center Bldg B, LLC; MCP 22745 & 22755 Relocation Drive, LLC; MCP 9020 Murphy Road, LLC;
MCP Northyards Holdco, LLC; MCP Northyards Owner, LLC (100%); MCP Northyards Master Lessee, LLC
(100%); MCP VOA Holdings, LLC; MCP VOA I & III, LLC (100%); MCP VOA II, LLC (100%); MCP West Broad
Marketplace, LLC; MCP Grapevine, LLC; MCP Union Row, LLC; MCP Fife Enterprise Center, LLC; MCP 2 Ames,
LLC; MCP 2 Ames Two, LLC (100%); MCP 2 Ames One, LLC (100%); MCP 2 Ames Owner, LLC (100%); MCP 350
Rohlwing, LLC; MCP- Wellington, LLC; MCP Onyx, LLC; MCP SP Self Storage Member, LLC; MCP Stablewood
Member, LLC: MCP Valley Forge, LLC; MCP Valley Forge Two, LLC (100%); MCP Valley Forge One, LLC (100%);
MCP Valley Forge Owner, LLC (100%); MCP MA Property REIT, LLC; MCPF - Needham, LLC (100%); 60 11th
Street, LLC (100%); MCP-English Village, LLC;; Des Moines Creek Business Park Phase II, LLC; MCP Magnolia
Park Member, LLC; MCP Denver Pavilions Member, LLC; MCP Seattle Gateway Industrial I, LLC; MCP Seattle
Gateway Industrial II, LLC; MCP Seventh and Osborn Retail Member, LLC; MCP Astor at Osborn, LLC; MCP
Burnside Member, LLC; MCP Key West, LLC; MCP Vance Jackson, LLC; MCP Mountain Technology Center
Member TRS, LLC; MCP Vineyard Avenue Member, LLC; MCP Shakopee, LLC; MCP 93 Red River Member, LLC;
MCP Frisco Office, LLC; MCP Center Avenue Industrial Member, LLC; MCP 220 York, LLC; MCP 1500 Michael,
LLC; MCP Sleepy Hollow Member, LLC; MCP Clawiter Innovation Member, LLC; MCP Bradford, LLC; MCP
50-60 Binney, LLC; MCP Hub I, LLC; MCP Hub I Property, LLC (100%); MCP Dillon, LLC; MCP Dillon
Residential, LLC; MCP Optimist Park Member, LLC; MCP 38th West Highland, LLC; MCP Longhaven Estates
Member, LLC, Mountain Technology Center A, LLC; Mountain Technology Center B, LLC; Mountain Technology
Center C, LLC; Mountain Technology Center D, LLC; Mountain Technology Center E, LLC; MCP Frisco Office
Two, LLC; MCP Gateway Commerce Center 5, LLC; MCP Allen Creek Member, LLC; Center Avenue Industrial,
LLC (81.28%); Center Avenue Industrial Venture, LLC (81.28%); MCP HH Hotel LB Trust (100%); Vineyard
Avenue Industrial Venture, LLC (79.81%) and Vineyard Avenue Industrial, LLC (79.81%); MCP 122 E. Sego Lilly,
LL MCP HH Hotel LB, LLC; MCP HH Hotel LB Trust (100%) MCP HH Hotel TRS, LB, LLC (100%); MCP Block 23
Residential Owner, LLC; MCP Rausch Creek Logistics Center Member I, LLC; MCP Rausch Creek Logistics
Center Member II, LLC; MCP 249 Industrial Business Park, LLC (100%); MCP Alder Avenue Industrial Member,
LLC (100%); MCP Valley Boulevard Industrial Member, LLC (100%); MCP Ranchero Village MHC Member, LLC;
MCP MCFA Additional PropCo 1, LLC; MCP MCFA Additional PropCo 2, LLC; MCP MCFA Additional PropCo 3,
LLC; MCP MCFA Additional PropCo 4, LLC; MCP MCFA Additional PropCo 5, LLC; 93 Red River, LP; HM Sleepy
Hollow LLC (100%); Sleepy Hollow Residences LLC (100%); Clawiter Investors LLC; Clawiter Innovation LLC;
Clawiter Industrial LLC.

		(1)	MCP Property Management, LLC (DE)
		(2)	MetLife Core Property TRS, LLC (DE)
(b) MCP ESG TRS, LLC (DE)

				(c)	MCP COMMON DESK TRS, LLC (DE)
m.	MetLife Senior Direct Lending GP, LLC (DE)
1)
MetLife Senior Direct Lending Finco, LLC (DE) - MetLife Senior Direct Lending GP, LLC is the General
Partner of MetLife Senior Direct Lending Finco, LLC. MetLife Insurance K.K. is the sole member. This entity in turn invests in the MetLife Senior Direct Lending Holdings, LP.

	2)	MetLife Senior Direct Lending Holdings, LP (DE)
3)
MLJ US Feeder LLC (DE) - MetLife Senior Direct Lending GP, LLC is the Manager of MLJ US Feeder LLC.
MetLife Insurance K.K. (Japan) is the sole member. This entity in turn invests in the MetLife Senior Direct
Lending Holdings, LP.

n.	MetLife Commercial Mortgage Income Fund GP, LLC (DE)
1)
MetLife Commercial Mortgage Income Fund, LP (DE) - MetLife Commercial Mortgage Income Fund GP, LLC is
the general partner of MetLife Commercial Mortgage Income Fund, LP (the “Fund”). A majority of the limited partnership interests in the Fund are held by third parties. The following affiliates hold limited partnership interests in the Fund: Metropolitan Life Insurance Company owns 27.35%, MetLife Insurance Company of
Korea Limited owns 1.04%, and Metropolitan Tower Life Insurance Company owns 3.62%.

		a)	MetLife Commercial Mortgage REIT, LLC (DE)
			(1)	MetLife Commercial Mortgage Originator, LLC (DE)
				(a)	MCMIF Holdco I, LLC (DE)
				(b)	MCMIF Holdco II, LLC (DE)
				(c)	MCMIF Holdco III, LLC (DE)
	(2)	MCMIF Holdco IV, LLC (DE)
	(3)	MCMIF TRS II, LLC (DE)
o.	MIM Campus at SGV Manager, LLC (DE)
p.	MIM Clal General Partner 2.0, LLC (DE)
q.	MetLife Strategic Hotel Debt Fund GP, LLC (DE)
1)
MetLife Strategic Hotel Debt Fund, LP (DE) - MetLife Strategic Hotel Debt Fund GP, LLC is the general partner of MetLife Strategic Hotel Debt Fund, LP (the “Fund”). The following affiliates committed to hold limited partnership interests in the Fund: Metropolitan Life Insurance Company (46.88%) and Metropolitan
Tower Life Insurance Company (26.04%). The remainder is held by a third-party.

		a)	MetLife Strategic Hotel Originator, LLC (DE)
			(1)	MSHDF Holdco I, LLC (DE)
			(2)	MSHDF Holdco II, LLC (DE)
			(3)	MSHDF Holdco III, LLC (DE)
r.	MetLife Investment Private Equity Partners Ultimate GP, LLC (DE)
1)
MetLife Investment Private Equity Partners Ultimate GP, LP (DE) -MetLife Investment Private Equity Partners
Ultimate GP, LLC is the general partner of MetLife Investment Private Equity Partners GP, L.P. (the “Fund”).
The interests in the Fund are held exclusively by third parties.

a)
MetLife Investment Private Equity Partners LP (DE) -MetLife Investment Private Equity Partners GP, L.P.
is the general partner of MetLife Investment Private Equity Partners, L.P. (the “Fund”). The GP holds
0.0001% of the interests in the Fund and the remainder is held by third parties.

b)
MetLife Investment Private Equity Partners (Feeder), LP (CYM) -MetLife Investment Private Equity
Partners GP, L.P. is the general partner of MetLife Investment Private Equity Partners (Feeder), L.P. (the
“Fund”). The interests in the Fund are held exclusively by third parties.

	2)	MetLife Investment Private Equity Partners II Ultimate GP, LLC (DE)
a)
MetLife Investment Private Equity Partners II Ultimate GP, LLC (DE) - MetLife Investment Private Equity
Partners GP, LP is the General Partner of (i) MetLife Investment Private Equity Partners II, LP and (ii)
MetLife Investment Private Equity Partners II Acquisition Co, LP.

b)
MetLife Investment Private Equity Partners II GP, LP (DE) - MetLife Investment Private Equity Partners
II Ultimate GP, LLC is the general partner of MetLife Investment Private Equity Partners II GP, LP (the
“Fund”). Certain MetLife employees are limited partners in the Fund.

c)
MetLife Investment Private Equity Partners II (Feeder), LP (CYM) - “MetLife Investment Private Equity
Partners II GP, LP is the general partner (the “GP”) of MetLife Investment Private Equity Partners II
(Feeder), LP (the “Fund”). The interests in the Fund are held exclusively by third parties.

(1) MetLife Investment Private Equity Partners II Acquisition Co, LLP (DE)
s.	MetLife Single Family Rental Fund GP, LLC (DE)
1)
MetLife Single Family Rental Fund, LP (DE) - MetLife Single Family Rental Fund GP, LLC is the general partner of MetLife Single Family Rental Fund, LP (the “Fund”). The following affiliates directly hold limited partnership interests in the Fund: Metropolitan Life Insurance Company (7.69%) and Metropolitan Tower Life
Insurance Company (30.77%). Additionally, a wholly owned subsidiary of MetLife Core Property Fund, LP, a private fund Controlled by MetLife Investment Management, LLC, directly holds 25.64% of the limited partnership interests in the Fund.

		(a)	MSFR Sawdust Member, LLC (DE)
		(b)	MSFR Acquisition, LLC (DE)
		(c)	MSFR Meridian McCordsville Member, LLC (DE)
		(d)	MSFR Jimmy Deloach Preferred Member, LLC (DE)
		(e)	MSFR Jimmy Deloach Member, LLC (DE)
		(f)	MSFR Smith Cline Farm Member, LLC (DE)
		(g)	MSFR Desert Vistas Member, LLC (DE)
		(h)	MSFR Midway Row House Owner, LLC (DE)
		(i)	MSFR Sandy Springs Member, LLC (DE)
2)
MetLife Single Family Rental Feeder A, LP (DE) - MetLife Single Family Rental Fund GP, LLC is the general partner of MetLife Single Family Rental Feeder A, LP (the “Fund”). The limited partnership interests in the
Fund are held exclusively by third parties. The Fund invests all of its assets in MetLife Single Family Rental
Holdings A, LP, which invests all of its assets in MetLife Single Family Rental Fund, LP.”

3)
MetLife Single Family Rental Feeder J, LLC (DE) - MetLife Single Family Rental Fund GP, LLC is the manager of MetLife Single Family Rental Feeder J, LLC (the “Fund”). MetLife Insurance K.K. holds 100% of the membership interests issued by the Fund. The Fund invests all of its assets in MetLife Single Family Rental
Fund, LP.

4)
MetLife Single Family Rental Holdings A, LP (DE) - MetLife Single Family Rental Fund GP, LLC is the general partner of MetLife Single Family Rental Holdings A, LP (the “Fund”). The limited partnership interests in the
Fund are held exclusively by MetLife Single Family Rental Feeder A, LP, and the Fund invests all of its assets in
MetLife Single Family Rental Fund, LP.”

	5)	MSFR Custer 121 Member, LLC (DE)
	6)	MSFR Horizon Uptown Member, LLC (DE)
t.	MetLife Investment Private Equity Partners II Ultimate GP, LLC (DE)
1)
MetLife investment Private Equity Partners II GP, LP - MetLife Investment Private Equity Partners II Ultimate
GP, LLC is the general partner of MetLife Investment Private Equity Partners II GP, LP (the “Fund”). Certain
MetLife employees are limited partners in the fund.

(a)
MetLife Investment Private Equity Partners II (Feeder), LP (CYM) - MetLife Investment Private Equity
Partners II GP, LP is the general partner (the “GP”) of MetLife Investment Private Equity Partners II, LP
(the “Fund”). The GP holds 0.0866% of the interests in the Fund and the remainder is held by third parties.

(1) MetLife Investment Private Equity Partners II Acquisition Co, LP (DE)
u.	MetLife Loan Asset Management LLC (DE)
v.	225 6th Street Manager LLC (DE)
w.	MIM CM Syndicator LLC (DE)

x.	MAV G1 Trust Holdings LLC (DE)
y.	MAV H1 Trust Holdings LLC (DE)
	1)	MAV H1 (DE)
z.	MAV G1 (DE)
aa.	MIM MPMF Manager LLC (DE)
bb.	ML - URS Port Chester SC Manager, LLC (DE)
cc.	Hampden Square Manager LLC (DE)
dd.	MIM Penrose Southstone Manager, LLC (DE)
ee.	MLIA SBAF Manager LLC (DE)
ff.	MLIA SBAF Colony Manager LLC (DE)
gg.	MIM Property Management, LLC (DE)
	1)	MIM Property Management of Georgia 1, LLC (DE)
hh.	ML Terminal 106 Manager, LLC (DE)
ii.	MIM Steel House Manager, LLC (DE)
jj.	MIM Rincon Manager, LLC (DE)
kk.	MetLife Middle Market Private Debt Parallel GP, LLC (DE)
1)
MetLife Middle Market Private Debt Parallel Fund, LP (CYM) - MetLife Middle Market Private Debt Parallel
GP, LLC is the general partner of MetLife Middle Market Private Debt Parallel Fund, LP. The following affiliate holds a limited partnership interest in the Fund: MetLife Insurance K.K. (Japan) (100%).

	2)	MMPDPF Brewer Blocker, LLC (DE)
	3)	MMPDF Gloves Holdings, LP (DE)
	4)	MMPDFII Aero Blocker, LLC(DE) - MetLife Investment Management, LLC is the Manager. The sole member is MetLife Middle Market Private Debt II Investment Fund, LP.
ll.	MetLife MMPD II Special, LLC (DE)
mm.
MetLife Senior Direct Lending GP II, LLC (DE) - MetLife Senior Direct Lending GP II, LLC is the general partner of
MetLife Senior Direct Lending Fund II, LP (the “Fund”). The Fund is currently offered to third parties. 0.06% of the
Fund is held by MetLife employees. The remainder of the Fund is held by a feeder fund that has a third-party general partner.”

	1)	MetLife Senior Direct Lending Fund II, LP
nn.	MetLife Enhanced Core Property Fund GP, LLC (DE)
1)
MetLife Enhanced Core Property Fund, LP (DE) - MetLife Enhanced Core Property Fund GP is the general partner of MetLife Enhanced Core Property Fund LP (the “Fund”). The following affiliates hold limited partnership interests in the Fund: 33.3328% is held by Metropolitan Life Insurance Company and 33.3328% is held by Metropolitan Tower Life Insurance Company. The remainder is held by third parties.

a)
MetLife Enhanced Core Property REIT, LLC (DE) - MetLife Enhanced Core Property Fund, LP is the
manager of MetLife Enhanced Core Property REIT, LLC (the “Fund”) and holds 99.9% of the membership interests in the Fund. The remainder is held by third parties.

(1)
MetLife Enhanced Core Property Holdings, LLC (DE) - also holds, directly or indirectly, the following limited liability companies (partial and/or indirect ownership indicated in parenthesis): MetLife
Enhanced Core TRS, LLC; MEC Patriot Park 5 LLC; MEC Fillmore Cherry Creek, LLC; MEC 7001
Arlington, LLC; MEC Salt Lake City Hotel Owner, LLC; MEC Salt Lake City TRS Lessee, LLC (100%);
MEC 83 Happy Valley Member, LLC; MEC Rivard Road Member, LLC; MEC Heritage Creekside Owner,
LLC; MEC Burlington Woods Biocenter, LLC; MEC Property Management, LLC; MEC Whiteland
Logistics, LLC MEC Chapel Hills East Member, LLC; MEC The Overlook LLC.

		b)	MEC ESG TRS, LLC (DE)
oo.	Commonwealth ML Manager LLC (DE)
pp.	GV Venture Manager LLC (DE)

qq.	MetLife Japan GV GP LLC (DE)
1)
MetLife Japan GHV (Hotel) Fund LP (DE) - MetLife Japan GV GP LLC is the general partner of MetLife Japan
GHV (Hotel) Fund LP. MetLife Japan GHV (Hotel) Fund LP is owned (i) 55.865222% by MetLife GV Owner LLC,
(ii) 10.027182 % by MTL GV Owner LLC, and (iii) 34.107596% by MetLife Japan Owner (Blocker) LLC.

2)
MetLife Japan GMV (Mall) Fund LP (DE) - MetLife Japan GV GP LLC is the general partner of MetLife Japan
GMV (Mall) Fund LP. MetLife Japan GMV (Mall) Fund LP is owned (i) 55.845714% by MetLife GV Owner LLC,
(ii) 10.058134% by MTL GV Owner LLC, and (iii) 34.096152% by MetLife Japan Owner (Blocker) LLC.

rr.
MetLife Middle Market Private Debt GP II, LLC (DE) - MetLife Middle Market Private Debt GP II, LLC is the
general partner of MetLife Middle Market Private Debt Fund II, LP (the “Fund”). ..16% of the Fund is held by
MetLife employees. The remainder of the Fund is held by third parties.

	1)	MetLife Middle Market Private Debt Fund II, LP (DE)
ss.	CW Property Manager LLC (DE)
tt.	MIM OMD Manager LLC (DE)
uu.
MetLife Japan US Equity Fund GP LLC (DE) - MetLife Japan US Equity Fund GP, LLC is general partner of MetLife
Japan US Equity Fund (“Fund”). The following affiliates hold a limited partnership interest in the Fund: 51% is owned by MetLife Japan US Equity Owners LLC and 49% by MetLife Japan US Equity Owners (Blocker) LLC.

	1)	MetLife Japan US Equity Fund LP (DE)
a)
MetLife Japan US Equity Owners (Blocker) LLC (DE) - MetLife Japan US Equity Fund GP, LLC is the
manager of MetLife Japan US Equity Owners (Blocker) LLC. MetLife Insurance K.K. (Japan) is the sole member.

	(1)	MetLife ConSquare Member, LLC (DE)
	(2)	MREF 425 MKT, LLC (DE)
vv.	MetLife Japan Water Tower GP LLC (DE)
1)
MetLife Japan Water Tower Fund LP (DE) - MetLife Japan Water Tower GP LLC is the general partner of
MetLife Japan Water Tower Fund LP. MetLife Japan Water Tower Fund LP is owned approximately 68.7% by
MetLife Water Tower Owner LLC and 31.3% by MetLife Japan Water Tower Owner (Blocker) LLC.

ww.	MIM Alder Avenue Industrial Manager, LLC (DE)
xx.	MIM Valley Boulevard Industrial Manager, LLC (DE)
yy..	MIM Intersect Manager, LLC (DE)
zz.	Water Tower Manager LLC (DE)
aaa.	MMIP Manager, LLC (DE)
bbb.	MIM Rausch Creek Logistics Center Manager I, LLC (DE)
ccc.	MIM Rausch Creek Logistics Center Manager II, LLC (DE)
ddd.	MIM Cooperative Manager, LLC (DE)
eee.	MIM EMD GP, LLC (DE)
1)
MetLife Emerging Market Debt Blend Fund (Insurance Rated), L.P. (DE) - MIM EMD GP, LLC is the general partner of MetLife Emerging Market Debt Blend Fund (Insurance Rated), L.P. (the “Fund”). Metropolitan Life
Insurance Company owns 73.66% of the Fund.

	2)	MetLife Emerging Market Debt, LP (DE) - MIM EMD GP, LLC is the general partner of MetLife Emerging Market Debt, LP (the “Fund”). The fund is offered to third parties.
fff.	MetLife Middle Market Private Debt GP, LLC (DE)
1)
MetLife Middle Market Private Debt Fund, LP (DE) - MetLife Middle Market Private Debt GP, LLC is the
general partner of MetLife Middle Market Private Debt Fund, L.P (the “Fund”). The following affiliates hold limited partnership interests in the Fund: 30.25% is held by MetLife Private Equity Holdings, LLC, 30.25% is held by Metropolitan Life Insurance Company, 3.46% is held by MetLife Middle Market Private Debt GP, LLC.
The remainder is held by a third party.

ggg.	Commonwealth ML Manager LLC (DE)
hhh.	MIM Founders Manager, LLC (DE)

iii.	MIM SK Manager LLC (DE)
jjj.	MIM Clal General Partner 2.0, LLC (DE)
kkk.	MAG Manager LLC (DE)
lll.	MIM FRF I GP, LLC (DE) - MIM FRF I GP, LLC is the general partner of MetLife Floating Rate Fund I, LP (the “Fund”). The fund is offered to third parties.
	1)	MetLife Floating Rate Fund I, LP (DE) - MIM FRF I GP, LLC is the general partner of MetLife Floating Rate Fund I, LP (the “Fund”). The fund is offered to third parties.
mmm.	MSFR Acquisition, LLC (DE)
nnn.	MSFR Meridian McCordsville Member, LLC (DE)
ooo.	MetLife Single Family Rental Feeder A, LP (DE)
ppp.	MetLife Single Family Rental Holdings A, LP (DE)
qqq.	1960 Grand Manager LLC (DE)
rrr.	1960 Grand GP LLC (DE)
sss.	MetLife Japan 1960 Grand Blocker LLC (DE)
ttt.	ML 1960 Grand LLC (DE)
uuu.	240 West 35th GP LLC (DE)
1)
240 West 35th Fund LP (DE) - 240 West 35th GP LLC is the general partner of 240 West 35th Fund LP. 240 West
35th Fund LP is owned (i) 60.060058% by MetLife Japan 240 West 35th Owner (Blocker) LLC, and (ii)
39.939942% by ML 240 West 35th Owner LLC.

vvv.	240 West 35th Manager LLC (DE)
www.	MIM Shea Residences Manager, LLC (DE)
xxx.
MetLife Opportunistic Real Estate Debt Fund GP, LLC (DE) - MetLife Opportunistic Real Estate Debt Fund GP, LLC
is the general partner of MetLife Opportunistic Real Estate Debt Fund, LP (the “Fund”). The following affiliates committed to hold limited partnership interests in the Fund: Metropolitan Life Insurance Company (68%),
Metropolitan Tower Life Insurance Company (15%) and MetLife Reinsurance Company of Hamilton, Ltd. (17%). The
Fund is currently being offered to third parties for investment.

1)
MetLife Opportunistic Real Estate Debt Feeder Fund, LP (CYM) - MetLife Opportunistic Real Estate Debt
Fund GP, LLC is the general partner of MetLife Opportunistic Real Estate Debt Fund, LP (the "Fund"). The
following affiliates committed to hold limited partnership interests in the Fund: Metropolitan Life Insurance
Company (56.7%), Metropolitan Tower Life Insurance Company (12.5%) and MetLife Reinsurance Company of
Hamilton, Ltd. (14.2%). The Fund is currently being offered to third parties for investment.

	2)	MetLife Opportunistic Real Estate Debt Fund, LP (DE)
		a)	MORE Originator, LLC (DE)
		b)	MORE Holdco I, LLC (DE)
yyy.
MetLife Senior Direct Lending GP II, LLC (DE) - MetLife Senior Direct Lending GP II, LLC is the general partner of
MetLife Senior Direct Lending II, LP (the “Fund”). 100% of the Fund is held by MetLife employees. The Fund is currently being offered to third parties for investment.

1)
MetLife Senior Direct Lending Fund II, LP (DE) - MetLife Senior Direct Lending GP II, LLC is the general partner of MetLife Senior Direct Lending Fund II, LP (the “Fund”). The Fund is currently offered to third parties.  0.06% of the Fund is held by MetLife employees. The remainder of the Fund is held by a feeder fund that has a third-party general partner.

	2)	MetLife MMPD II Special, LLC (DE)
zzz.	MetLife SDLF II Special, LLC (DE)
aaaa.	MMPDFII Guard Blocker, LLC (DE) - MetLife Investment Management, LLC is the Manager. The sole member is MetLife Middle Market Private Debt II Investment Fund, LP.
bbbb.	4000 MacArthur Manager, LLC (DE) - MetLife Investment Management, LLC owns 100% of 4000 MacArthur Manager LLC.
cccc.	MIM Markham Manager, LLC (DE) - The Entity is 100% owned by MetLife Investment Management, LLC.

	dddd.	Beachwood Place Manager LLC (DE)
5.	PineBridge Investments Holdings US LLC (DE)
	a.	PineBridge HS Manager LLC (DE)
	b.	PineBridge International Services LLC (DE)
	c.	PineBridge Investments LLC (DE)
		1)	PineBridge Aggregator General Partner, LLC (DE)
a)
PineBridge Ski Holdings, L.P. (DE) - Pineridge Aggregator General Partner, LLC is the general partner of
PineBridge Ski Holdings, L.P. (the "Fund"). 46.68% of the limited partnership interests of Fund are held by third parties, 51.10% are held by PineBridge Private Credit, L.P., and 2.22% are held by PineBridge Private
Credit Parallel, L.P.

		2)	PineBridge Global Dynamic Asset Allocation Fund LLC (DE)
		3)	PineBridge Global Opportunistic DM Credit GP LLC (DE)
a)
PineBridge Global Opportunistic DM Credit Fund (Cayman) LP (CYM) - PineBridge Global Opportunistic
DM Credit GP LLC is the general partner of PineBridge Global Opportunistic DM Credit Fund (Cayman)
LP (the "Fund"). 100% of the limited partnership interests of the Fund are held by third parties.

b)
PineBridge Global Opportunistic DM Credit Fund LP (DE) - PineBridge Global Opportunistic DM Credit
GP LLC is the general partner of PineBridge Global Opportunistic DM Credit Fund LP (the "Fund"). 100%
of the limited partnership interests of the Fund are held by third parties.

c)
PineBridge Global Opportunistic DM Credit Master Fund LP (CYM) - PineBridge Global Opportunistic DM
Credit GP LLC is the general partner of PineBridge Global Opportunistic DM Credit Master Fund LP (the
"Fund"). 100% of the limited partnership interests of the Fund are held by third parties.

		4)	PineBridge Private Capital Holdings LLC (DE)
		5)	PineBridge Private Credit General Partner, LLC (DE)
a)
PineBridge Private Credit General Partner, L.P. - PineBridge Private Credit General Partner, LLC is the
general partner of PineBridge Private Credit General Partner, L.P. (the "Fund"). 42.54% of the limited partnership interests of Fund are held by employees and 57.46% are held by third parties.

(1)
PineBridge Private Credit (Feeder A), L.P. (DE) - PineBridge Private Credit General Partner, L.P. is
the general partner of PineBridge Private Credit (Feeder A), L.P. (the "Fund"). 100% of the limited partnership interests of Fund are held by third parties.

(2)
PineBridge Private Credit Rated Feeder, L.P. (DE) - PineBridge Private Credit General Partner, L.P. is
the general partner of PineBridge Private Credit, L.P. (the "Fund"). The following affiliates hold limited partnership interests in the Fund: PineBridge Private Credit General Partner, L.P. holds
1.07%, PB PC Blocker A, Inc. holds 12.16%, PineBridge Private Credit Rated Feeder, L.P. holds 84.28%, and 0.06% are held by employees. The remaining limited partnership interests are held by third parties.

(3)
PineBridge Private Credit, L.P. (DE) - PineBridge Private Credit General Partner, L.P. is the general partner of PineBridge Private Credit, L.P. (the "Fund"). The following affiliates hold limited partnership interests in the Fund: PineBridge Private Credit General Partner, L.P. holds 1.07%, PB PC
Blocker A, Inc. holds 12.16%, PineBridge Private Credit Rated Feeder, L.P. holds 84.28%, and 0.06%
are held by employees. The remaining limited partnership interests are held by third parties.

					(a)	PineBridge Private Credit Holdings I, LLC (DE)
					(b)	PBPC I Ski, Inc. (DE)
b)
PineBridge Private Credit Parallel (Feeder), L.P. (DE) - PineBridge Private Credit General Partner, LLC is
the general partner of PineBridge Private Credit Parallel (Feeder), L.P. (the "Fund"). 100% of the limited partnership interests of the Fund are held by third parties.

				(1)	PB PC Blocker Parallel, Inc. (DE)
c)
PineBridge Private Credit Parallel, L.P. (DE) - PineBridge Private Credit General Partner, LLC is the
general partner of PineBridge Private Credit Parallel, L.P. (the "Fund"). 100% of the limited partnership interests of the Fund are held by PB PC Blocker Parallel, Inc.

				(1)	PBPC I Parallel Ski, Inc. (DE)

6)	PineBridge Private Credit II General Partner, LLC (DE)
a)
PineBridge Private Credit II General Partner, L.P. (DE) - PineBridge Private Credit II General Partner,
LLC is the general partner of PineBridge Private Credit II General Partner, L.P. (the "Fund"). 60% of the
limited partnership interests of the Fund are held by employees. The remaining limited partnership interests of the Fund are held by third parties.

(1)
PineBridge Private Credit II Parallel, L.P. (DE) - PineBridge Private Credit II General Partner, L.P. is
the general partner of PineBridge Private Credit II Parallel, L.P. (the "Fund"). The following affiliates hold limited partnership interests in the Fund: PineBridge Private Credit II General Partner, L.P.
holds 0.04%, PineBridge Private Credit II Parallel RFF, L.P. holds 75.44%, and PineBridge Private
Credit II Blocker Series B, LLC hold 9.43%. The remaining interests are held by third parties.

(2)
PineBridge Private Credit II, L.P. (DE) - PineBridge Private Credit II General Partner, L.P. is the
general partner of PineBridge Private Credit II, L.P. (the "Fund"). The following affiliates hold limited partnership interests in the Fund: PineBridge Private Credit II General Partner, l.P. hold 2.08%,
PineBridge Private Credit II RFF, L.P. holds 90.16%, and PineBridge Private Credit II Blocker Series
A, LLC holds 2.50%. The remaining limited partnership interests are held by third parties.

(a)
PineBridge Private Credit Holdings II, LLC (DE) - 100.00% of the votig interests of PineBridge
Private Credit Holdings II, LLC are held by PineBridge Private Credit II, L.P. 100.00% of the non-voting interests of PineBridge Private Credit Holdings II, LLC are held by PineBridge Private
Credit Parallel, L.P.

			(b)	PineBridge Private Credit II Holdings Lev, LLC (DE)
b)
PineBridge Private Credit II Parallel RFF, L.P. (DE) - PineBridge Private Credit II General Partner, LLC is
the general partner of PineBridge Private Credit II Parallel RFF, L.P. (the "Fund"). 100% of the limited partnership interests in the Fund are held by third parties.

c)
PineBridge Private Credit II RFF, L.P. (DE) - PineBridge Private Credit II General Partner, LLC is the
general partner of PineBridge Private Credit II RFF, L.P. (the Fund"). 100% of the limited partnership interests in the Fund are held by third parties.

d)
PineBridge Private Credit II Series Feeder, L.P. (DE) - PineBridge Private Credit II General Partner, LLC
is the general partner of PineBridge Private Credit II Series Feeder, L.P. (the "Fund"). 100% of the limited partnership interests of the Fund are held by third parties.

		(1)	PineBridge Private Credit II Blocker Series, LLC (DE)
7)	PineBridge Private Credit III General Partner, LLC (DE)
	a)	PineBridge Private Credit III Blocker (V) Member, L.P. (DE)
b)
PineBridge Private Credit III General Partner, L.P. (DE) - PineBridge Private Credit III General Partner,
LLC is the general partner of PineBridge Private Credit III General Partner, L.P. (the "Fund GP"). 60% of
limited partnership interests of the Fund GP are held by PB Employees and the remaining limited partnership interests are held by third parties.

(1)
PineBridge Private Credit III Parallel, L.P. (DE) - PineBridge Private Credit III General Partner, L.P.
is the general partner of PineBridge Private Credit III Parallel, L.P. (the "Fund"). The following affiliates hold limited partnership interests in the Fund: PineBridge Private Credit III General
Partner, L.P. hold 0.02%, PineBridge Private Credit III Blocker Series LLC (Series B) holds 9.98%,
PineBridge Private Credit III Blocker Series, LLC (Series C) holds 3.06%, PineBridge Private Credit
III Parallel RFF, L.P. holds 63.87%, and PineBridge Private Credit III Parallel RFF (A), L.P. holds
20.08%. The remaining limited partnership interests are held by third parties.

(2)
PineBridge Private Credit III, L.P. (DE) - PineBridge Private Credit III General Partner, L.P. is the
general partner of PineBridge Private Credit III, L.P. (the "Fund"). The following affiliates hold limited partnership interests in the Fund: PineBridge Private Credit III General Partner, L.P. holds
1.51%, PineBridge Private Credit III Blocker Series, LLC (Series A) holds 8.67%, PineBridge Private
Credit III Blocker Series, LLC (Series D) holds 14.45%, PineBridge Private Credit III RFF, L.P. holds
69.41%, and 0.29% is held by employees. The remaining limited partnership interests are held by third parties.

			(a)	PineBridge Private Credit III Holdings Lev, LLC (DE)

c)
PineBridge Private Credit III Parallel Feeder (S), L.P. (DE) - PineBridge Private Credit III General
Partner, LLC is the general partner of PineBridge Private Credit III Parallel Feeder (S), L.P. (the "Fund").
100% of the limited partnership interests of the Fund are held by third parties.

d)
PineBridge Private Credit III Parallel Feeder Blocker, LLC (DE) - 100 of the voting interests of PineBridge
Private Credit III Parallel Feeder Blocker, LLC are held by PineBridge Private Credit III General Partner,
LLC. 97.9% of the non-voting interests of PineBridge Private Credit III Parallel Feeder Blocker, LLC are
held by PineBridge Private Credit III Parallel Feeder (S) LP, and 2.10% by PineBridge Private Credit III
Blocker (V) Member LP.

e)
Pinebridge Private Credit III Parallel RFF (A), L.P. (DE) - PineBridge Private Credit III General Partner,
LLC is the general partner of PineBridge Private Credit III Parallel RFF (A), L.P. (the "Fund"). 30.43% of
the limited partnership interests of the Fund are held by PineBridge Private Credit III Parallel Feeder
Blocker LLC. The remaining limited partnership interests are held by third parties.

f)
PineBridge Private Credit III Parallel RFF, L.P. (DE) - PineBridge Private Credit III General Partner, LLC
is the general partner of PineBridge Private Credit III Parallel RFF, L.P. (the "Fund"). 100% of the limited partnership interests of the Fund are held by third parties.

g)
PineBridge Private Credit III RFF, L.P. (DE) - PineBridge Private Credit III General Partner, LLC is the
general partner of PineBridge Private Credit III RFF, L.P. (the "Fund"). 100% of the limited partnership interests of the Fund are held by third parties.

h)
PineBridge Private Credit III Series Feeder, L.P. (DE) - PineBridge Private Credit III General Partner, LLC
is the general partner of PineBridge Private Credit III Series Feeder, L.P. (the "Fund"). 100% of the limited partnership interests of the Fund are held by third parties.

(1)
PineBridge Private Credit III Blocker Series, LLC (DE) - 100% of the voting interests of PineBridge
Private Credit III Blocker Series, LLC are held by PineBridge Private Credit III Series Feeder, L.P.
1.06% of non-voting interests of PineBridge Private Credit III Blocker Series, LLC is owned by
PineBridge Private Credit III General Partner, L.P. and 98.94% is owned by PineBridge Private Credit
III Series Feeder, L.P.

8)	PineBridge Private Credit IV General Partner, LLC (DE)
a)
PineBridge Private Credit IV Offshore Holdings, L.P. (DE) - PineBridge Private Credit IV General Partner,
LLC is the general partner of PineBridge Private Credit IV Offshore Holdings, L.P. (the "Fund") 100% of
the limited partnership interests of the Fund are held by PineBridge Private Credit IV Offshore Series
Blocker, LLC.

b)
PineBridge Private Credit IV Aggregator, LLC (DE) - 100% of the voting interests of PineBridge Private
Credit IV Aggregator, LLC are held by PineBridge Private Credit IV General Partner, LLC. 4.78% of
non-voting interest PineBridge Private Credit IV Aggregator, LLC is held by PineBridge Private Credit IV,
L.P. 87.14% of PineBridge Private Credit IV Aggregator, LLC is held by PineBridge Private Credit IV
Parallel, L.P. 8.08% of PineBridge Private Credit IV Aggregator, LLC is held by PineBridge Private Credit IV
Offshore Holdings, L.P.

c)
Pinebridge Private Credit IV Blocker Series, LLC (DE) - 100% of the voting interests of Pinebridge Private
Credit IV Blocker Series, LLC are held by PineBridge Private Credit IV General Partner, LLC. 100% of
non-voting securities of Pinebridge Private Credit IV Blocker Series, LLC are held by PineBridge Private
Credit IV Series Feeder, L.P.

d)
PineBridge Private Credit IV General Partner, L.P. (DE) - PineBridge Private Credit IV General Partner,
LLC is the general partner of PineBridge Private Credit IV General Partner, L.P. (the "Fund"). 65% of the
limited partnership interests of the Fund are held by employees. The remaining limited partnership interests of the Fund are held by third parties.

(1)
PineBridge Private Credit IV Parallel, L.P. (DE) - PineBridge Private Credit IV General Partner, L.P. is
the general partner of PineBridge Private Credit IV Parallel, L.P. (the "Fund"). The following affiliates hold limited partnership interests in the Fund: PineBridge Private Credit IV General Partner, L.P.
owns 0.02%, and PineBridge Private Credit IV Parallel RFF, L.P. owns 90.89%. The remaining limited partnership interests are held by third parties.

(2)
PineBridge Private Credit IV, L.P. (DE) - PineBridge Private Credit IV General Partner, L.P. is the
general partner of PineBridge Private Credit IV, L.P. (the "Fund"). The following affiliates hold limited partnership interests in the Fund: PineBridge Private Credit IV General Partner, L.P. owns
0.33%, and PineBridge Private Credit IV RFF, L.P. owns 99.44%. The remaining limited partnership interests are held by employees.

(a) PineBridge Private Credit IV Holdings Lev, LLC (DE)
e)
PineBridge Private Credit IV Parallel RFF, L.P. (DE) - PineBridge Private Credit IV General Partner, LLC is
the general partner of PineBridge Private Credit IV Parallel RFF, L.P. (the "Fund"). 100% of the limited partnership interests of the Fund are held by third parties.

f)
PineBridge Private Credit IV RFF, L.P. (DE) - PineBridge Private Credit IV General Partner, LLC is the
general partner of PineBridge Private Credit IV RFF, L.P. (the "Fund"). 100% of the limited partnership interests of the Fund are held by third parties.

	g)	Pinebridge Private Credit IV Series Feeder, L.P. (DE) - This entity currently not in operation and no LPs invested in it yet.
9)	PineBridge Vantage Partners LLC (DE)
	a)	PineBridge Co-Investment Feeder, Ltd. (CYM)
b)
PineBridge Vantage Partners GP, L.P. (DE) - PineBridge Vantage Partners LLC is the general partner of
PineBridge Vantage Partners GP, L.P. (the "Fund GP"). 100% of the limited partnership interests of the
Fund GP are held by third parties.

10)
PineBridge Global Dynamic Absolute Return Fund LLC (DE) - PineBridge Investments LLC hold 100% of the voting interest of PineBridge Global Dynamic Absolute Return Fund LLC (the "Fund"). 99.75% of the
non-voting interests of the Fund are held by third parties and 0.25% are held by PineBridge Investments LLC.

11)	PineBridge Highstar (SPE) LLC (DE)
12)	PineBridge Investments Management LLC (DE)
13)	PineBridge European Real Estate GP, LLC (CYM)
a)
PineBridge European Real Estate SPV, L.P. (CYM) - PineBridge European Real Estate GP, LLC is the
general partner of PineBridge European Real Estate SPV, L.P. (the "Fund"). 100% of the limited partnership interests of Fund are held third parties.

14)
PineBridge Senior Secured Loan US Fund LLC (DE) - PineBridge Investments LLC hold 100% of the voting interest of PineBridge Senior Secured Loan US Fund LLC. 100% of the non-voting interests of the Fund are held by third parties.

15)	PineBridge Structured Capital General Partner III LLC (DE)
a)
PineBridge Structured Capital General Partner III, L.P. (DE) - PineBridge Structured Capital General
Partner III LLC is the general partner of PineBridge Structured Capital General Partner III, L.P. (the
"Fund"). 16.51% of the limited partnership interest of Fund are held by current and former employees and
83.49% held by third parties.

(1)
PSC III Arch AIV I, L.P. (CYM) - PineBridge Structured Capital General Partner III, L.P.is the general partner of PSC III Arch AIV I, L.P. (the "AIV"). 99.21% of the limited partnership interests of the AIV are held by PSC III Arch EP Blocker Inc and 0.79% held by PineBridge Structured Capital General
Partner III, L.P.

(2)
PineBridge Structured Capital Partners Offshore III-A, L.P.(CYM) - PineBridge Structured Capital
General Partner III, L.P. is the general partner of PineBridge Structured Capital Partners Offshore
III-A, L.P. (the "Fund"). The following affiliates hold limited partnership interests in the Fund:
PineBridge Structured Capital General Partner III, L.P. holds 0.79%. The remaining limited partnership interests are held by third parties.

b)
PineBridge Structured Capital Partners III (Feeder), L.P. (CYM) - PineBridge Structured Capital General
Partner III LLC is the general partner of PineBridge Structured Capital Partners III (Feeder), L.P. (the
"Fund"). 100% of the limited partnership interests of Fund are held by third parties.

c)
PineBridge Structured Capital Partners III, L.P. (DE) - PineBridge Structured Capital General Partner III
LLC is the general partner of PineBridge Structured Capital Partners III, L.P. (the "Fund"). The following affiliates hold limited partnership interests in the Fund: PSC III Splitter 1 LP holds 41.10%, and
PineBridge Structured Capital General Partner III, L.P. holds 4.61%. The remaining limited partnership interests are held by third parties.

		(1)	PB Riveron Blocker, Inc. (DE)
		(2)	PB Riveron-A Blocker, Inc. (DE)
(3)
PSC III AIV I, L.P. (DE) - PineBridge Structured Capital Partners III, L.P. is the general partner of
PSC III AIV I, L.P. (the "AIV"). 54.29% of the limited partnership interests of the AIV are held by third parties, 41.10% are held by PSC III Splitter 1, L.P., and 4.61% are held by PineBridge Structured
Capital General Partner III, L.P.

d)
PSC III Arch Feeder I, L.P. (CYM) - PineBridge Structured Capital General Partner III LLC is the general partner of PSC III Arch Feeder I, L.P. (the "Feeder Fund"). 100% of the limited partnership interest of
Feeder Fund are held by PineBridge Structured Capital Partners Offshore III-A L.P.

		(1)	PSC III Arch EP Blocker, Inc. (DE)
(2)
PSC III EP Blocker, Inc. (DE) - 100% of the voting interests of PSC III EP Blocker, Inc. are held by
PSC III Arch Feeder I, L.P. 100% of the non-voting interest of PSC III EP Blocker, Inc. are held by
PineBridge Structured Capital Partners III (Feeder), L.P.

e)
PSC III Blocker, L.P. (CYM) - PineBridge Structured Capital General Partner III LLC is the general partner of PSC III Blocker, L.P. (the "Blocker"). 100% of the limited partnership interest of the Blocker are held by PineBridge Structured Capital Partners III (Feeder), L.P.

f)
PSC III Splitter 1, L.P. (DE) - PineBridge Structured Capital General Partner III LLC is the general partner of PSC III Splitter 1, L.P. (the "Fund"). 100% of the limited partnership interests of Fund are held by PSC III Blocker, L.P.

16)	PineBridge Structured Capital II GP, LLC (DE) -
a)
PineBridge Structured Capital General Partner II, LP - PineBridge Structured Capital II GP, LLC is the
general partner of PineBridge Structured Capital General Partner II, LP (the "Fund"). 80% of the limited partnership interests of the Fund are held by current and former employees and 20% are held by third parties.

		(1)	PineBridge Structured Capital General Partner Offshore II, LLC (DE)
(a)
PineBridge Structured Capital Partners Offshore II, L.P. (CYM) - PineBridge Structured Capital
General Partner Offshore II, LLC is the general partner of PineBridge Structured Capital
Partners Offshore II, L.P. (the "Fund"). The following affiliates hold limited partnership interests in the Fund: PineBridge Structured Capital General Partner Offshore II, LLC holds 0.67%. The remaining limited partnership interests are held by third parties.

				i.	PB SC II BN Blocker, Inc. (DE)
				ii.	PB SC II UCC Blocker, Inc. (DE)
				iii.	PG Investment Corp II, Inc. (DE)
iv.
RP BN Blocker, Inc. (DE) - 100.00% of the voting interests of RP BN Blocker, Inc. areheld by
PineBridge Structured Capital Partners Offshre II, L.P. 100.00% of the non-voting interests of RP BN Blocker, Inc. are held by third parties.

(b)
PineBridge Structured Capital Partners Offshore II-A, L.P. (CYM) - PineBridge Structured
Capital General Partner Offshore II, LLC is the general partner of PineBridge Structured Capital
Partners Offshore II-A, L.P. (the "Fund"). The following affiliates hold limited partnership interests in the Fund: PineBridge Structured Capital General Partner Offshore II, LLC holds
0.67%. The remaining limited partneship interests are held by third parties.

				i.	PB SC II-A BN Blocker, Inc. (DE)
				ii.	PB SC II-A UCC Blocker Inc. (DE)
				iii.	PG Investment Corp II-A, Inc. (DE)

(2)
PineBridge Structured Capital Partners II, L.P. (DE) - PineBridge Structured Capital General Partner
II, LP is the general partner of PineBridge Structured Capital Partners II, L.P. (the "Fund"). The
following affiliates hold limited partnership interests in the Fund: PineBridge Structured Capital II
Sponsor, LLC holds 43.02%, and PineBridge Structured Capital General Partner II, L.P. holds 1.556%.
The remaining limited partnership interests are held by third parties.

		17)	PineBridge Flexible Credit Implementation, LLC (DE)
a)
PineBridge Flexible Credit Offshore Fund, LLC (CYM) - 100.00% of the voting interests of PineBridge
Flexible Credit Offshore Fund, LLC are held by PineBridge Flexible Credit Implementation, LLC. 100.00%
of the non-voting interests of PineBridge Flexible Credit Offshore Fund, LLC are held by third parties.

b)
PineBridge Flexible Credit Onshore Fund, LLC (DE) - 100.00% of the voting interests of PineBridge
Flexible Credit Onshore Fund, LLC are held by PineBridge Flexible Credit Implementation, LLC. 99.46% of
the non-voting interests of PineBridge Flexible Credit Onshore Fund, LLC are held by third parties. 0.54%
of the non-voting interests of PineBridge Flexible Credit Onshore Fund, LLC are held by PineBridge
Investments Holdings US LLC.

1)
PB PC Blocker A, Inc. (DE) - 100% of the voting securities of PB PC Blocker A, Inc. are held by PineBridge
Investments LLC. 99.80% of the non-voting securities of PB PC Blocker A, Inc. are held by PineBridge Private
Credit (Feeder A), L.P. and 0.20% by PineBridge Private Credit General Partner, L.P.

		1)	PineBridge Private Credit IV Offshore GP, S.à.r.l. (Luxembourg)
a)
PineBridge Private Credit IV Offshore SLP (Luxembourg) - 100.00% of the voting interests of PineBridge
Private Credit IV Offshore SLP are held by PineBridge Private Credit IV Offshore GP, S.a.r.l. 100% of the
economic interests of PineBridge Private Credit IV Offshore SLP are held by third parties.

(1)
PineBridge Private Credit IV Offshore Blocker Series, LLC (DE) - 97.99% of PineBridge Private Credit
IV Offshore Blocker Series, LLC is owned by PineBridge Private Credit IV Offshore SLP and 2.01% is
held by PineBridge Private Credit IV General Partner, L.P.

				(2)	PineBridge Private Credit IV Offshore Blocker Series, LLC (DE)
	d.	PineBridge Private Credit Agent LLC (DE)
		1)	PineBridge Highstar (SPE) LLC
		2)	PineBridge Investments Management LLC (DE)
			a)	PineBridge Senior Secured Loan Fund Ltd. (CYM)
	e.	PineBridge Securities LLC (DE)
6.	PineBridge Investments IP Holdings Limited (CYM)
7.	PineBridge Investments Americas Holdings Limited (CYM)
	a.	PineBridge GEM II G.P., Co. (CYM)
1)
PineBridge GEM II G.P., L.P. (CYM) - PineBridge GEM II G.P., Co. is the general partner of PineBridge GEM II
G.P., L.P. (the "Fund GP"). 62.62% of the limited partnership interests of the Fund GP are held by third parties,
0.19% are held by PineBridge GEM II G.P., Co. and 37.19% are held by current or former employees.

a)
PineBridge GEM II (Alberta) GP, L.P (Canada) - PineBridge GEM II G.P., L.P. is the general partner of
PineBridge GEM II (Alberta) GP, L.P. (the "Fund GP"). 100.00% of the limited partnership interests of
Fund GP are held by current and former employees.

(1)
Lauren Holdings, LP (Canada) - Lauren Holdings, L.P. (the "AIV") is an AIV of PineBridge GEM II
(Alberta) GP, L.P. 98.07% of the limited partnership interests of the AIV are held by third parties.
1.93% of the limited partnership interests in the AIV are held by PineBridge GEM II (Alberta) GP, L.P.

(2)
Oliver Investments, LP (Canada) - Oliver Investments, LP (the "AIV") is an AIV of PineBridge GEM II
(Alberta) GP, L.P. 98.07% of the limited partnership interests of the AIV are held by third parties.
1.93% of the limited partnership interests in the AIV are held by PineBridge GEM II (Alberta) GP, L.P.

(3)
Victoria Capital, LP (Canada) - Victoria Capital, LP (the "AIV") is an AIV of PineBridge GEM II
(Alberta) GP, L.P. 98.07% of the limited partnership interests of the AIV are held by third parties and
1.93% are held by PineBridge GEM II (Alberta) GP, L.P.

b)
PineBridge GEM II Feeder, L.P. (CYM) - PineBridge GEM II G.P., L.P. is the general partner of PineBridge
GEM II Feeder, L.P. (the "Fund"). 100% of the limited partnership interests of the Fund are held by third parties.

			(1)	PineBridge GEM II Feeder Ltd. (CYM)
		c)	PineBridge GEM II GP Ltd. (CYM)
(1)
PineBridge Global Emerging Markets Partners II, L.P. (CYM) - PineBridge GEM II GP Ltd. is the
general partner of PineBridge Global Emerging Markets Partners II, L.P. (the "Fund"). 98.07% of the
limited partnership interests in of the Fund are held by third parties, and 1.93% are held by
PineBridge GEM II G.P., L.P.

(a) Aditi Investment Holdings Limited (Mauritius)
b.	PineBridge GEM II Special Distribution GP, Ltd. (CYM)
1)
PineBridge GEM II Special Distribution, L.P. (CYM) - PineBridge GEM II Special Distribution GP, Ltd. is the
general partner of PineBridge GEM II Special Distribution, L.P. (the "Fund"). 66.67% of the limited partnership interests in the Fund are held by PineBridge GEM II Special Distribution G.P., Ltd and 33.33% are held by current and former employees.

c.	PineBridge GEM II, LLC (DE)
d.	PineBridge GEM Viaduct GP, Co. (CYM)
	1)	AIG GEM Viaduct Media Holdings Bermuda, Ltd. (CYM)
	2)	AIG GEM Viaduct Media Holdings Singapore, Ltd. (CYM)
3)
PineBridge GEM Viaduct GP, L.P. (CYM) - PineBridge GEM Viaduct GP, Co. is the general partner of PineBridge
GEM Viaduct GP, L.P. (the "Fund GP"). 76.43% of the limited partnership interests of Fund GP are held by third parties 0.67% are held by PineBridge GEM Viaduct G P, Co., and 22.90% are held by current or former employees.

a)
PineBridge Global Emerging Markets Partners Viaduct, L.P. (CYM) - PineBridge GEM Viaduct GP, L.P. is
the general partner of PineBridge Global Emerging Markets Partners Viaduct, L.P. (the "Fund"). 99.00% of
the limited partnership interests of the Fund are held by third parties and 1.00% are held by PineBridge
GEM Viaduct G.P., L.P.

			(1)	PineBridge Eurasia Financial Investments S.à.r.l. (Luxembourg)
e.	PineBridge GEM Viaduct Manager, LLC (DE)
f.	PineBridge New Europe GP, Ltd. (CYM)
1)
PineBridge New Europe GP, L.P. (CYM) - PineBridge New Europe GP, Ltd. is the general partner of PineBridge
New Europe GP, L.P. (the "Fund GP"). 100.00% of the limited partnership interests of the Fund GP are held by current and former employees.

g.	PineBridge New Europe II GP, Ltd. (CYM)
1)
PineBridge New Europe II GP, L.P. (CYM) - PineBridge New Europe II GP, Ltd. is the general partner of
PineBridge New Europe II GP, L.P. (the "Fund GP"). 55.40% of the limited partnership interests of the Fund GP are held by third parties, 44.40% are held by current or former employees, and 0.20% are held by PineBridge
New Europe II GP, Ltd.

a)
PineBridge New Europe Partners II, L.P. (CYM) - PineBridge New Europe II GP, L.P. is the general partner of PineBridge New Europe Partners II, L.P. (the "Fund"). 99.05% of the limited partnership interests of the
Fund are held by third parties and 0.95% are held by PineBridge New Europe II GP, L.P.

			(1)	NEF Cable Holdings S.à r.l. (Luxembourg)
(a) Polynifin B.V. (Netherlands)
b)
PineBridge New Europe Partners II-A, L.P. (CYM) - PineBridge New Europe II GP, L.P. is the general partner of PineBridge New Europe Partners II-A, L.P. (the "Fund"). 98.24% of the limited partnership interests in the Fund are held by third parties and 1.76% are held by PineBridge New Europe II GP, L.P.

			(1)	Frégate Investments S.à r.l. (Luxembourg)
			(2)	Kingscote S.à r.l. (Luxembourg)
			(3)	Ratiocino Limited (Cyprus)

		h.	PineBridge New Europe II Manager, LLC (DE)
i.
PineBridge New Europe Manager, Ltd. (CYM) - 70% of the interests in PineBridge New Europe Manager, Ltd. is held by PineBridge Investments Americas Holdings Limited. The remaining 30% is held by a third-party.

I.	MetLife Insurance Brokerage, Inc. (NY)
J.	Cova Life Management Company (DE)
K.	MetLife Consumer Services, Inc. (DE)
L.	MetLife Global, Inc. (DE)
	1)	MetLife Global Bermuda, Ltd. (Bermuda)
M.	MetLife Reinsurance Company of Hamilton, Ltd. (Bermuda)
N.	MetLife Global Benefits, Ltd. (CYM)
O.	Newbury Insurance Company, Limited (DE)
P.
Inversiones MetLife Holdco Dos Limitada (CHL) - 99.99946% of Inversiones MetLife Holdco Dos Limitada is owned by MetLife,
Inc., 0.000535% is owned by MetLife International Holdings, LLC. and 0.0000054% is owned by Natiloportem Holdings, LLC.

Q.	MetLife Reinsurance Company of Charleston (SC)
R.	MetLife Capital Trust IV (DE)
S.	MetLife Home Loans, LLC (DE)
T.	MetLife Pet Insurance Solutions, LLC (KY)
U.	Metropolitan General Insurance Company (RI)
V.
Chariot Holding Company, LP (BMU) - MetLife, Inc. holds an approximate 23% interest in the non-voting limited partnership interests of Chariot Holding Company, LP, a Bermuda exempted limited partnership. The remaining interests are held by third parties. The Nebraska Department of Insurance has approved MetLife’s application to disclaim affiliation with Chariot Holding
Company, LP and its subsidiaries.

	1.	Chariot MidCo, LLC (DE)
	2.	Chariot Reinsurance, Ltd. (BMU)
W.	MetLife Insurance Brokerage, Inc. (NY)
X.	MetLife Reinsurance Company of Vermont (VT)
Y.	MetLife Group, Inc. (NY)
	1.	MetLife Services and Solutions, LLC (DE)
		a.	MetLife Solutions Pte. Ltd. (SGP)
1)
MetLife Services East Private Limited (IND) - 57.279332% of MetLife Services East Private Limited is owned by
MetLife Global Operations Support Center Private Limited, 42.720666% is owned by MetLife Solutions Pte.
Limited, and 0.000002% is owned by Natiloportem Holdings LLC.

2)
MetLife Global Operations Support Center Private Limited (IND) - 99.99999% of MetLife Global Operations
Support Center Private Limited is owned by MetLife Solutions Pte. Ltd. and 0.00001% is owned by Natiloportem
Holdings, LLC.

Z.	MetLife Investors Group, LLC (DE)
	1.	MetLife Investors Distribution Company (MO)
	2.	MetLife Investments Securities, LLC (DE)
1) The voting securities (excluding directors’ qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.
2) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.
3) The MetLife, Inc. organizational chart does not include real estate joint ventures and partnerships of which MetLife, Inc. and/or its subsidiaries is an investment partner. In addition, certain inactive subsidiaries have also been omitted.
4) MetLife Services EEIG is a cost-sharing mechanism used in the EU for EU-affiliated members.

Item 33. Indemnification
As described in their respective governing documents, MetLife, Inc. (the ultimate parent of the Depositor and MetLife Investors Distribution Company, the Registrant’s principal underwriter (the “Underwriter”)), which is incorporated in the state of Delaware, and the Depositor, which is incorporated in the state of New York, shall indemnify any person who is made or is threatened to be made a party to any civil or criminal suit, or any administrative or investigative proceeding, by reason of the fact that such person is or was a director or officer of the respective company, under certain circumstances, against liabilities and expenses incurred by such person.
MetLife, Inc. also has adopted a policy to indemnify employees (“MetLife Employees”) of MetLife, Inc. or its affiliates (“MetLife”), including any MetLife Employees serving as directors or officers of the Depositor or the Underwriter. Under the policy, MetLife, Inc. will, under certain circumstances, indemnify MetLife Employees for losses and expenses incurred in connection with legal actions threatened or brought against them as a result of their service to MetLife. The policy excludes MetLife directors and others who are not MetLife Employees, whose rights to indemnification, if any, are as described in the charter, bylaws or other arrangement of the relevant company.
MetLife, Inc. also maintains a Directors and Officers Liability and Corporate Reimbursement Insurance Policy under which the Depositor and the Underwriter, as well as certain other subsidiaries of MetLife, are covered. MetLife, Inc. also has secured a Financial Institutions Bond.
Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Company, pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 34. Principal Underwriters
(a) MetLife Investors Distribution Company also serves as principal underwriter and distributor of the Contracts. MetLife Investors Distribution Company is the principal underwriter for the following investment companies:
General American Separate Account Eleven
General American Separate Account Twenty-Eight
General American Separate Account Twenty-Nine
General American Separate Account Two
Metropolitan Life Separate Account E
Metropolitan Life Variable Annuity Separate Account II
Metropolitan Tower Life Separate Account One
Metropolitan Tower Life Separate Account Two
New England Life Retirement Investment Account
New England Variable Annuity Fund I
Paragon Separate Account A
Paragon Separate Account B
Paragon Separate Account C
Paragon Separate Account D
Separate Account No. 13S
(b)
Management. MetLife Investors Distribution Company is the principal underwriter for the Contracts. The following persons are officers and directors of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 200 Park Avenue, New York, NY 10166.

Name and Principal Business Address	Positions and Offices With Underwriter
Jessica T. Good 200 Park Avenue New York, NY 10166	Director, Chair of the Board, President and Chief Executive Officer

Name and Principal Business Address	Positions and Offices With Underwriter
Kelli Buford 200 Park Avenue New York, NY 10166	Secretary
Michael J. McDermott 200 Park Avenue New York, NY 10166	Director and Senior Vice President
Michael Yick 1 MetLife Way Whippany, NJ 07981	Vice President and Treasurer
Alexis Kuchinsky One MetLife Way Whippany, NJ 07981	Chief Compliance Officer
Geoffrey Fradkin 200 Park Avenue New York, NY 10166	Vice President
Gabriel Lopez 200 Park Avenue New York, NY 10166	Director and Senior Vice President
Dan P. Antilley, Jr. 200 Park Avenue New York, NY 10166	Senior Vice President and Chief Information Security Officer
Thomas J. Schuster 200 Park Avenue New York, NY 10166	Director and Senior Vice President
Peter Gruppuso 200 Park Avenue New York, NY 10166	Assistant Vice President and Chief Financial Officer
Geeta Alphonso-Napoli 200 Park Avenue New York, NY 10166	Chief Legal Officer
Anika Wall 200 Park Avenue New York, NY 10166	Director and Vice President
(c)
Compensation from the Registrant. The following aggregate amount of commissions and other compensation was received by the Distributor, directly or indirectly, from the Registrant during their last fiscal year.
(1) Name of Principal Underwriter	(2) Net Underwriting Discounts and Commissions	(3) Compensation on Events Occasioning the Deduction of a Deferred Sales Load	(4) Brokerage Commissions	(5) Other Compensation
MetLife Investors Distribution Company	$3,994,919	$0	$0	$0
Item 35. Location of Accounts and Records
The following companies will maintain possession of the documents required by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder:
(a)
Metropolitan Life Insurance Company
200 Park Avenue
New York, NY 10166

(b)
MetLife Investors Distribution Company
200 Park Avenue
New York, NY 10166
(c)
MetLife
18210 Crane Nest Drive
Tampa, FL 33647
Item 36. Management Services
Not applicable
Item 37. Fee Representation
Depositor hereby makes the following representation:
Metropolitan Life Insurance Company represents that the fees and charges deducted under the Contracts described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Metropolitan Life Insurance Company under the Contracts.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York, on this 22nd day of April, 2026.
Metropolitan Life Separate Account UL (Registrant)
By:	Metropolitan Life Insurance Company (Depositor)

By:	/s/ Michael Schmidt
Michael Schmidt Vice President

Metropolitan Life Insurance Company (Depositor)
By:	/s/ Michael Schmidt
Michael Schmidt Vice President

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons, in the capacities indicated, on April 22, 2026.
Signature	Title
*
R. Glenn Hubbard	Chairman of the Board and Director
*
Michel A. Khalaf	President, Chief Executive Officer and Director
*
John D. McCallion	Executive Vice President and Chief Financial Officer
*
Toby Srihiran-Brown	Executive Vice President and Interim Chief Accounting Officer
*
Daniel S. Glaser	Director
*
Michelle Seitz	Director
*
Carlos M. Gutierrez	Director
*
Carla A. Harris	Director
*
Laura J. Hay	Director
*
David L. Herzog	Director
*
Jeh C. Johnson	Director
*
Edward J. Kelly, III	Director
*
William E. Kennard	Director

Signature	Title
*
Diana McKenzie	Director
*
Denise M. Morrison	Director
*
Mark A. Weinberger	Director

*By:	/s/ Heather Harker
Heather Harker Attorney-in-Fact April 22, 2026
*
Metropolitan Life Insurance Company. Executed by Heather Harker, on behalf of those indicated pursuant to powers of attorney.